SUPPLEMENT DATED OCTOBER 27, 2003
                     TO THE PRINCIPAL INVESTORS FUND, INC.
                      STATEMENT OF ADDITIONAL INFORMATION
                              DATED MARCH 1, 2003

The following change is being made to the "Description of the Fund's Investments and Risks" section of the SAI:

Bond & Mortgage Securities, Capital Preservation, Government Securities, High Quality Intermediate-Term Bond, High Quality Long-Term Bond, High Quality Short-Term Bond, International I, International II, International Emerging Markets, LargeCap Blend I, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Value, Money Market, Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners MidCap Growth, Partners MidCap Growth I, Partners MidCap Value, Partners MidCap Value I, Partners SmallCap Blend, Partners SmallCap Growth I, Partners SmallCap Growth II, Partners SmallCap Value, Partners SmallCap Value I, Preferred Securities, Real Estate, SmallCap Blend, SmallCap Growth, SmallCap Value and SmallCap S&P 600 Index Funds


Under Non-Fundamental Restrictions delete item number 5 and replace item number 2 with the following:


 Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put or call options, futures contracts, options on futures contracts and over-the-counter swap contracts are not deemed to be pledges or other encumbrances.


Replace the first bulleted item on page 12 with the following:

.. Futures Contracts and Options on Futures Contracts. Each Fund may purchase and sell financial futures contracts and options on those contracts. Financial futures contracts are commodities contracts based on financial instruments such as U.S. Treasury bonds or bills or on securities indices such as the S&P 500 Index. Futures contracts, options on futures contracts and the commodity exchanges on which they are traded are regulated by the Commodity Futures Trading Commission ("CFTC"). Each Fund may enter into futures contracts and related options transactions both for hedging and non-hedging purposes.
  Through the purchase and sale of futures contracts and related options, a Fund seeks primarily to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase.


Replace the 2nd through 6th paragraphs on page 14 with the following:

  . Limitations on the Use of Futures and Options on Futures Contracts. Each
    Fund intends to come within an exclusion from the definition of "commodity pool operator" provided by CFTC regulations.


    Each Fund may enter into futures contracts and related options transactions, primarily for hedging purposes and for other appropriate risk management purposes, and to modify the Fund's exposure to various currency, equity, or fixed-income markets. Each Fund may engage in speculative futures trading. When using futures contracts and options on futures contracts for hedging or risk management purposes, each Fund determines that the price fluctuations in the contracts and options are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. In pursuing traditional hedging activities, each Fund may sell futures contracts or acquire puts to protect against a decline in the price of securities that the Fund owns. Each Fund may purchase futures contracts or calls on futures contracts to protect the Fund against an increase in the price of securities the Fund intends to purchase before it is in a position to do so.

    When a Fund purchases a futures contract, or purchases a call option on a futures contract, it segregates fund assets, which must be liquid and marked to the market daily, in a segregated account. The amount so segregated plus the amount of initial margin held for the account of its broker equals the market value of the futures contract.



FV 76 S-8



                       PRINCIPAL INVESTORS FUND, INC.


                      STATEMENT OF ADDITIONAL INFORMATION






                              dated March 1, 2003


This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund's prospectuses. The Fund's prospectuses, dated March 1, 2003, which we may amend from time to time, contain the basic information you should know before investing in the Fund. You should read this SAI together with the Fund's prospectus.


The audited financial statements and auditor's report in the Fund's Annual Report to Shareholders, for the fiscal year ended October 31, 2002, are incorporated by reference (are legally a part of this SAI).


For a free copy of the current prospectus or annual report, call 1-800-247-4123 or write:

   Principal Investors Fund, Inc.
   Principal Financial Group

   Des Moines IA 50392-2080


The  prospectuses  for Class J shares,  Select,  Preferred,  Advisors Select and
Advisors   Preferred   share   classes   may  be  viewed  on  our  web  site  at
www.principal.com.

                               TABLE OF CONTENTS

Fund History............................................................3

Description of the Fund's Investments and Risks.........................3

Management..............................................................23

Control Persons and Principal Holders of Securities.....................28

Investment Advisory and Other Services..................................51

Multiple Class Structure................................................61

Brokerage Allocation and Other Practices................................64

Purchase, Redemption, and Pricing of Shares.............................79

Pricing of Fund Shares..................................................81

Taxation of the Funds...................................................82

Calculation of Performance Data.........................................83

General Information.....................................................91

Financial Statements....................................................91

Appendix A..............................................................92

FUND HISTORY


The Principal Investors Fund is a registered, open-end management investment company, commonly called a mutual fund. It was organized as the Principal Special Markets Fund, Inc. on January 28, 1993 as a Maryland corporation. The Fund changed its name to Principal Investors Fund effective September 14, 2000.


The Fund consists of multiple diversified investment portfolios which are referred to as "Funds". Each portfolio operates for many purposes as if it were an independent mutual fund. Each portfolio has its own investment objective, strategy and management team.


The date of organization of the LargeCap Blend I, Partners LargeCap Growth, Partners SmallCap Blend and Partners SmallCap Value I Funds is September 26, 2002. The date of organization of the Preferred Securities Fund is April 17, 2002. The date of organization of the Capital Preservation Fund is March 14, 2001. The date of organization of the LifeTime 2010, LifeTime 2020, LifeTime 2030, LifeTime 2040, LifeTime 2050, LifeTime Strategic Income Funds (referred to herein as the "Principal LifeTime" Funds), Partners MidCap Blend and Partners SmallCap Value Funds is December 13, 2000. The date of organization of the other Funds is September 14, 2000.



At the meeting of the Directors held on September 9, 2002, the name of the LargeCap Blend Fund was changed to Partners LargeCap Blend Fund I.


The Preferred Securities Fund only offers Institutional Class shares. The LargeCap Blend I, Partners SmallCap Blend and Partners SmallCap Value I Funds each offers Institutional Class, Preferred, Select, Advisors Preferred and Advisors Select Class shares. Each of the other Funds offers these classes of shares, as well as Class J shares, each class with different expenses. Because of these different expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase certain classes of shares, call the Principal Investors Fund at 1-800-547-7754.


DESCRIPTION OF THE FUND'S INVESTMENTS AND RISKS


FUND POLICIES

The investment objectives, principal investment policies and the main risks of each Fund are described in the Prospectus. This Statement of Additional Information ("SAI") contains supplemental information about those policies and risks and the types of securities the Sub-Advisor can select for each Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The composition of each Fund and the techniques and strategies that the Sub-Advisor may use in selecting securities will vary over time. A Fund is not required to use all of the investment techniques and strategies available to it in seeking its goals.



Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation, resulting from market fluctuations or in a rating by a rating service, does not require elimination of any security from the portfolio.


Except as described below as "Fundamental Restrictions," the investment policies described in this SAI and the prospectuses are not fundamental and may be changed by the Board of Directors without shareholder approval. The Fundamental Restrictions may not be changed without a vote of a majority of the outstanding voting securities of the affected Fund. The Investment Company Act of 1940, as amended ("1940 Act") provides that "a vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of 1) more than 50% of the outstanding shares, or 2) 67% or more of the shares present at a meeting if more than 50% of the outstanding Fund shares are represented at the meeting in person or by proxy. Each share has one vote, with fractional shares voting proportionately. Shares of all classes of a Fund will vote together as a single class except when otherwise required by law or as determined by the Board of Directors.

Balanced, Bond & Mortgage Securities, Capital Preservation, Government Securities, High Quality Intermediate-Term Bond, High Quality Long-Term Bond, High Quality Short-Term Bond, International I, International II, International Emerging Markets, International SmallCap, LargeCap Blend I, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Value, Money Market, Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners MidCap Blend, Partners MidCap Growth, Partners MidCap Value, Partners SmallCap Blend, Partners SmallCap Growth I, Partners SmallCap Growth II, Partners SmallCap Value, Partners SmallCap Value I, Preferred Securities, Real Estate, SmallCap Blend, SmallCap Growth, SmallCap Value and SmallCap S&P 600 Index Funds



FUNDAMENTAL RESTRICTIONS
Each of the following numbered restrictions for the above-listed Funds is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

 1) Issue any senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.


 2) Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps and securities backed by physical commodities.

 3) Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

 4) Borrow money, except that it may a) borrow from banks (as defined in the 1940 Act) or other financial institutions or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed); b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes; c) obtain short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities; and d) purchase securities on margin to the extent permitted by applicable law (the deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered purchase of securities on margin).

 5) Make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objectives and policies; b) enter into repurchase agreements; and c) lend its portfolio securities without limitation against collateral (consisting of cash or liquid assets) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.

 6) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of the Fund.

 7) Act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

 8) Concentrate its investments in any particular industry, except that the Fund may invest up to 25% of the value of its total assets in a single industry, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. This restriction applies to the LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600 Index Funds except to the extent that the related Index also is so concentrated. This restriction does not apply to the Preferred Securities or Real Estate Funds.

 9) Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short).

NON-FUNDAMENTAL RESTRICTIONS
Each of these Funds has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

 1) Invest more than 15% of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law.


 2) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put or call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

 3) Invest in companies for the purpose of exercising control or management.

 4) Invest more than 25% (35% for Preferred Securities Fund) of its assets in foreign securities, except that the International I, International II, International Emerging Markets and International SmallCap Funds each may invest up to 100% of its assets in foreign securities, the LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600 Index Funds each may invest in foreign securities to the extent that the relevant index is so invested, and Government Securities may not invest in foreign securities.


 5) Enter into a) any futures contracts and related options for non-bona fide hedging purposes within the meaning of Commodity Futures Trading Commission
  (CFTC) regulations if the aggregate initial margin and premiums required to establish such positions will exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and b) any futures contracts if the aggregate amount of such Fund's commitments under outstanding futures contracts positions would exceed the market value of its total assets. This restriction does not apply to the Partners LargeCap Blend, Partners SmallCap Growth II and Preferred Securities Funds.

 6) Invest more than 5% of its total assets in real estate limited partnership interests (except Real Estate Fund).


 7) Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act.

Each Fund (except the Balanced, Capital Preservation, International I, International II and International Emerging Markets Funds) has also adopted the non-fundamental restriction which requires it, under normal circumstances, to invest at least 80% of its net assets in the type of securities, industry or geographic region (as described in the prospectus) as suggested by the name of the Fund. The Fund will provide 60-days notice to shareholders prior to implementing a change in this policy for the Fund.


Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050 and Principal LifeTime Strategic Income Funds


FUNDAMENTAL RESTRICTIONS
Each of the following numbered restrictions for the above-listed Funds is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

 1) Issue senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.


 2) Purchase or sell commodities or commodities contracts except that the Fund may invest in underlying funds that may purchase or write interest rate, currency and stock and bond index futures contracts and related options thereon.

 3) Purchase or sell real estate or interests therein, although the Fund may purchase underlying funds which purchase securities of issuers that engage in real estate operations and securities secured by real estate or interests therein.

 4) Borrow money, except that it may a) borrow from banks (as defined in the 1940 Act) or other financial institutions in amounts up to 33 1/3% of its total assets (including the amount borrowed) and b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes.

 5) Make loans, except that the Fund may a) purchase underlying funds which purchase and hold debt obligations; and b) enter into repurchase agreements. This limit does not apply to purchases of debt securities or commercial paper by the Fund or an underlying fund. For the purpose of this restriction, lending of fund securities by the underlying funds are not deemed to be loans.

 6) Act as an underwriter of securities, except to the extent that the Fund or an underlying fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

 7) Invest 25% or more of the value of its total assets in securities of issuers in any one industry except that the Fund will concentrate its investments in the mutual fund industry. This restriction does not apply to the Fund's investments in the mutual fund industry by virtue of its investments in the underlying funds. This restriction also does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

 8) Sell securities short.

NON-FUNDAMENTAL RESTRICTIONS
Each of these Funds has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

 1) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. For the purpose of this restriction, collateral arrangements with respect to the writing of options by the underlying funds and collateral arrangements with respect to initial or variation margin for futures by the underlying funds are not deemed to be pledges of assets.


 2) Invest in companies for the purpose of exercising control or management.


SECURITY SELECTION

LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600  Index Funds
------------------------------------------------------------------------------
Principal Global Investors, LLC ("Principal") allocates Fund assets in approximately the same weightings as the relevant index. Principal may omit or remove any stock from the Fund if it determines that the stock is not sufficiently liquid. In addition, Principal may exclude or remove a stock from the Fund if extraordinary events or financial conditions lead it to believe that such stock should not be a part of the Fund's assets. Fund assets may be invested in futures and options.

Partners LargeCap Growth Fund
-----------------------------
Putnam Investment Management, LLC ("Putnam") believes successful growth investing depends upon identifying growth prospects for companies ahead of consensus thinking, and determining whether the current stock price reflects that insight. Putnam's universe of growth stocks includes two types of companies
- Opportunity and Foundation - each with unique attributes and risk and return characteristics. An experienced team of dedicated growth investors focused on identifying, researching, and investing in the best Opportunity and Foundation stocks gives Putnam a competitive advantage that allows them to outperform the market over the long-term. To identify the most attractive Opportunity Stocks, the portfolio managers rely heavily on Putnam's proprietary fundamental research produced by the analysts that make up the Global Equity Research (GER) and
Specialty Growth groups. In addition, portfolio managers have access to the output of proprietary quantitative models that rank every stock in their universe on characteristics shown to be predictive of future outperformance - namely valuations, quality and revisions. Applying Putnam's proprietary fundamental and quantitative research insights in a systematic manner to a broader universe of stocks, the investment management team identifies the most attractive Foundation stocks. Like Opportunity Stocks, these stocks will have strong earnings growth, but an increased focus is applied to earnings quality and valuation, such that the set of Foundation Stocks enhances the Fund's performance consistency. When the initial selections of both Opportunity and Foundation stocks are determined, the portfolio team meets to challenge each other's assumptions and to analyze the portfolio's overall characteristics. The portfolio of Opportunity and Foundation stocks reflect investment themes integrated by the seasoned judgment of the portfolio management team as a whole. The team employs quantitative analysis (examining sector and BARRA risk factor exposures) together with qualitative analysis (which draws on each portfolio manager's unique experience and insight). The resulting portfolio of 225-350 stocks represents a group of growth companies with strong prospects for stable growth at attractive prices.


Partners LargeCap Growth I and Partners MidCap Blend Fund Funds
---------------------------------------------------------------
Morgan Stanley Asset Management ("MSAM") focuses on companies with consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. MSAM continually and rigorously studies company developments, including business strategy, management focus and financial results, to identify companies with earnings growth and business momentum. In its selection of securities for Partners LargeCap Growth
I and Partners MidCap Blend Fund, MSAM considers valuation to be of secondary importance and viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations.

Partners MidCap Growth Fund
-------------------------------
Turner Investment Partners, Inc. ("Turner") selects securities that it believes to have strong earnings growth potential. Turner seeks to purchase securities that are well diversified across economic sectors and to maintain sector concentrations that approximate the economic sector weightings comprising the Russell MidCap Growth Index (or such other appropriate index selected by Turner). Any remaining assets may be invested in securities issued by smaller capitalization companies and larger capitalization companies, warrants and rights to purchase common stocks, and it may invest to 10% of its total assets in ADRs. Turner will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States.

Partners SmallCap Blend Fund
----------------------------
The Dreyfus Corporation ("Dreyfus") uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. The securities held are generally characterized by strong earnings growth momentum measures and higher expected earnings per share growth. Once such common stocks are identified, Dreyfus constructs a portfolio that in the aggregate breakdown and risk profile resembles the Russell 2000 Index, but is weighted toward the most attractive stocks. The valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy", "sell" or "hold." The decision to buy, sell or hold is made by Dreyfus based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security.

Preferred Securities Fund
-------------------------
Spectrum Asset Management, Inc. ("Spectrum"), selects preferred securities within industries deemed to have stable or improving fundamentals. The issuers must also have stable or improving credit profiles. Individual issues are selected based on the attractiveness of their yields relative to the senior debt of the same issuer, U.S. Treasuries, and other outstanding preferreds, taking into account differences in maturity, liquidity, and subordination and call features.

Partners SmallCap Value Fund
----------------------------
Ark Asset Management Co., Inc. ("Ark Asset") selects stocks within a small capitalization universe, by combining a systematic quantitative approach with traditional fundamental analysis. The Sub-Advisor will use, among other things, proprietary computer models that incorporate data from several sources to identify those companies whose securities present what the Sub-Advisor believes to be favorable investment opportunities relative to the securities in the universe. The Sub-Advisor utilizes both a "Valuation Model" and an "Earnings Trend Model" in analyzing potential securities in which to invest. A traditional fundamental overlay is then applied and securities are selected for the portfolio that is structured around the Russell 2000 Value Index economic sectors to control risk.

Selections of equity securities for the other Funds (except the Partners MidCap Value Fund and Partners SmallCap
Growth Fund I) are made based on an approach described broadly as "company-by-company" fundamental analysis. Three basic steps are involved in this analysis.
.. First is the continuing study of basic economic factors in an effort to conclude what the future general economic climate is likely to be over the next one to two years.
.. Second, given some conviction as to the likely economic climate, the Sub-Advisor attempts to identify the prospects for the major industrial, commercial and financial segments of the economy. By looking at such factors as demand for products, capacity to produce, operating costs, pricing structure, marketing techniques, adequacy of raw materials and components, domestic and foreign competition, and research productivity, the Sub-Advisor evaluates the prospects for each industry for the near and intermediate term.
.. Finally, determinations are made regarding earnings prospects for individual companies within each industry by considering the same types of factors described above. These earnings prospects are evaluated in relation to the current price of the securities of each company.


Partners MidCap Value and Partners SmallCap Growth I Funds
----------------------------------------------------------
Neuberger Berman Management Inc. ("Neuberger Berman") selects equity securities using the three basic steps described in the previous section, but may utilize these same steps in reverse order.

INVESTMENT STRATEGIES AND RISKS
Restricted Securities
---------------------

Generally, restricted securities are not readily marketable because they are subject to legal or contractual restrictions upon resale. They are sold only in a public offering with an effective registration statement or in a transaction that is exempt from the registration requirements of the Securities Act of 1933. When registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security. If, adverse market conditions were to develop during such a period, the Fund might obtain a less favorable price than existed when it decided to sell. Restricted securities and other securities not readily marketable are priced at fair value as determined in good faith by or under the direction of the Directors.

Each of the Funds has adopted investment restrictions that limit its investments in restricted securities or other illiquid securities to 15% its net assets. The Directors have adopted procedures to determine the liquidity of Rule 4(2) short-term paper and of restricted securities under Rule 144A. Securities determined to be liquid under these procedures are excluded from the preceding investment restriction.



Foreign Securities
------------------
The International I, International II, International Emerging Markets and International SmallCap Funds may each invest up to 100% of its assets in foreign securities. The LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600 Index Funds may each invest in foreign securities to the extent that the relevant index is so invested. The Preferred Securities Fund may invest up to 35% of its assets in securities of foreign investors. The other Funds may each invest up to 25% of its assets in securities of foreign issuers.



Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.


Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of a Fund's assets is not invested and are earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to a Fund's investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. The Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.



Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
.. restrictions that may make it difficult or impossible for the fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.



Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


Depositary Receipts
-------------------
Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

The Funds that may invest in foreign securities may invest in:
.. American Depositary Receipts ("ADRs") - receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. They are designed for use in U.S. securities markets.
.. European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs")
  - receipts typically issued by a foreign financial institution to evidence an arrangement similar to that of ADRs.

Depositary Receipts may be issued by sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities of underlying unsponsored programs, and there may not be a correlation between the availability of such information and the market value of the Depositary Receipts.



Securities of Smaller Companies
-------------------------------

The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than older companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant factors within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies. Small company stocks may decline in price as large company stocks rise, or rise in price while larger company stocks decline. Investors should therefore expect the net asset value of the Fund that invests a substantial portion of its assets in small company stocks may be more volatile than the shares of a Fund that invests solely in larger company stocks.


Unseasoned Issuers
------------------

The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the companies' growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Spread Transactions, Options on Securities and Securities Indices, and Futures
------------------------------------------------------------------------------
Contracts and Options on Futures Contracts
------------------------------------------
The Funds may each engage in the practices described under this heading.

.. Spread Transactions. Each Fund may purchase covered spread options. Such covered spread options are not presently exchange listed or traded. The purchase of a spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options can be used to protect each Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. The security covering the spread option is maintained in a segregated account by each Fund's custodian. The Funds do not consider a security covered by a spread option to be "pledged" as that term is used in the Fund's policy limiting the pledging or mortgaging of assets.


.. Options on Securities and Securities Indices. Each Fund may write (sell) and purchase call and put options on securities in which it invests and on securities indices based on securities in which the Fund invests. The Funds may write call and put options to generate additional revenue, and may write and purchase call and put options in seeking to hedge against a decline in the value of securities owned or an increase in the price of securities which the Fund plans to purchase.

  . Writing Covered Call and Put Options. When a Fund writes a call option, it gives the purchaser of the option the right to buy a specific security at a specified price at any time before the option expires. When a Fund writes a put option, it gives the purchaser of the option the right to sell to the Fund a specific security at a specified price at any time before the option expires. In both situations, the Fund receives a premium from the purchaser of the option.


    The premium received by a Fund reflects, among other factors, the current market price of the underlying security, the relationship of the exercise price to the market price, the time period until the expiration of the option and interest rates. The premium generates additional income for the Fund if the option expires unexercised or is closed out at a profit. By writing a call, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option, but it retains the risk of loss if the price of the security should decline. By writing a put, a Fund assumes the risk that it may have to purchase the underlying security at a price that may be higher than its market value at time of exercise.


    The Funds write only covered options and comply with applicable regulatory and exchange cover requirements. The Funds usually own the underlying security covered by any outstanding call option. With respect to an outstanding put option, each Fund deposits and maintains with its custodian cash or other liquid assets with a value at least equal to the exercise price of the option.


    Once a Fund has written an option, it may terminate its obligation before the option is exercised. The Fund executes a closing transaction by purchasing an option of the same series as the option previously written. The Fund has a gain or loss depending on whether the premium received when the option was written exceeds the closing purchase price plus related transaction costs.

  . Purchasing Call and Put Options. When a Fund purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, the Fund is able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. In order for a call option to result in a gain, the market price of the underlying security must exceed the sum of the exercise price, the premium paid and transaction costs.


    When a Fund purchases a put option, it receives, in return for the premium it pays, the right to sell to the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases put options in anticipation of a decline in the market value of the underlying security. During the life of the put option, the Fund is able to sell the underlying security at the exercise price regardless of any decline in the market price of the underlying security. In order for a put option to result in a gain, the market price of the underlying security must decline, during the option period, below the exercise price enough to cover the premium and transaction costs.


    Once a Fund purchases an option, it may close out its position by selling an option of the same series as the option previously purchased. The Fund has a gain or loss depending on whether the closing sale price exceeds the initial purchase price plus related transaction costs.

  . Options on Securities Indices. Each Fund may purchase and sell put and call options on any securities index based on securities in which the Fund may invest. Securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. The Funds engage in transactions in put and call options on securities indices for the same purposes as they engage in transactions in options on securities. When a Fund writes call options on securities indices, it holds in its portfolio underlying securities which, in the judgment of the Sub-Advisor, correlate closely with the securities index and which have a value at least equal to the aggregate amount of the securities index options.

  . Risks Associated with Option Transactions. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. The Funds generally purchase or write only those options for which there appears to be an active secondary market. However, there is no assurance that a liquid secondary market on an exchange exists for any particular option, or at any particular time. If a Fund is unable to effect closing sale transactions in options it has purchased, it has to exercise its options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities. If a Fund is unable to effect a closing purchase transaction for a covered option that it has written, it is not able to sell the underlying securities, or dispose of the assets held in a segregated account, until the option expires or is exercised. A Fund's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that broker-dealers participating in such transactions might fail to meet their obligations.


.. Futures Contracts and Options on Futures Contracts. Each Fund may purchase and sell financial futures contracts and options on those contracts. Financial futures contracts are commodities contracts based on financial instruments such as U.S. Treasury bonds or bills or on securities indices such as the S&P 500 Index. Futures contracts, options on futures contracts and the commodity exchanges on which they are traded are regulated by the Commodity Futures Trading Commission ("CFTC"). Through the purchase and sale of futures contracts and related options, a Fund seeks to hedge against a decline in securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase.

  . Futures Contracts. When a Fund sells a futures contract based on a financial instrument, the Fund is obligated to deliver that kind of instrument at a specified future time for a specified price. When a Fund purchases that kind of contract, it is obligated to take delivery of the instrument at a specified time and to pay the specified price. In most instances, these contracts are closed out by entering into an offsetting transaction before the settlement date. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase plus transaction costs are less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase plus transaction costs. Although the Funds usually liquidate futures contracts on financial instruments in this manner, they may make or take delivery of the underlying securities when it appears economically advantageous to do so.



    A futures contract based on a securities index provides for the purchase or sale of a group of securities at a specified future time for a specified price. These contracts do not require actual delivery of securities but result in a cash settlement. The amount of the settlement is based on the difference in value of the index between the time the contract was entered into and the time it is liquidated (at its expiration or earlier if it is closed out by entering into an offsetting transaction).


    When a futures contract is purchased or sold a brokerage commission is paid. Unlike the purchase or sale of a security or option, no price or premium is paid or received. Instead, an amount of cash or other liquid assets (generally about 5% of the contract amount) is deposited by the Fund with its custodian for the benefit of the futures commission merchant through which the Fund engages in the transaction. This amount is known as "initial margin." It does not involve the borrowing of funds by the Fund to finance the transaction. It instead represents a "good faith" deposit assuring the performance of both the purchaser and the seller under the futures contract. It is returned to the Fund upon termination of the futures contract if all the Fund's contractual obligations have been satisfied.


    Subsequent payments to and from the broker, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, a process known as "marking to market." The fluctuations make the long or short positions in the futures contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made. Any additional cash is required to be paid to or released by the broker and the Fund realizes a loss or gain.


    In using futures contracts, the Fund seeks to establish more certainly than would otherwise be possible the effective price of or rate of return on portfolio securities or securities that the Fund proposes to acquire. A Fund, for example, sells futures contracts in anticipation of a rise in interest rates that would cause a decline in the value of its debt investments. When this kind of hedging is successful, the futures contract increases in value when the Fund's debt securities decline in value and thereby keep the Fund's net asset value from declining as much as it otherwise would. A Fund also sells futures contracts on securities indices in anticipation of or during a stock market decline in an endeavor to offset a decrease in the market value of its equity investments. When a Fund is not fully invested and anticipates an increase in the cost of securities it intends to purchase, it may purchase financial futures contracts. When increases in the prices of equities are expected, a Fund purchases futures contracts on securities indices in order to gain rapid market exposure that may partially or entirely offset increases in the cost of the equity securities it intends to purchase.

  . Options on Futures Contracts. The Funds may also purchase and write call and put options on futures contracts. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a long position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a short position), for a specified exercise price, at any time before the option expires.


    Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a short position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. However, as with the trading of futures, most options are closed out prior to their expiration by the purchase or sale of an offsetting option at a market price that reflects an increase or a decrease from the premium originally paid. Options on futures can be used to hedge substantially the same risks addressed by the direct purchase or sale of the underlying futures contracts. For example, if a Fund anticipates a rise in interest rates and a decline in the market value of the debt securities in its portfolio, it might purchase put options or write call options on futures contracts instead of selling futures contracts.


    If a Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But in contrast to a futures transaction, the purchase of an option involves the payment of a premium in addition to transaction costs. In the event of an adverse market movement, however, the Fund is not subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs.


    When a Fund writes an option on a futures contract, the premium paid by the purchaser is deposited with the Fund's custodian. The Fund must maintain with its custodian all or a portion of the initial margin requirement on the underlying futures contract. It assumes a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. Subsequent payments to and from the broker, similar to variation margin payments, are made as the premium and the initial margin requirements are marked to market daily. The premium may partially offset an unfavorable change in the value of portfolio securities, if the option is not exercised, or it may reduce the amount of any loss incurred by the Fund if the option is exercised.

  . Risks Associated with Futures Transactions. There are a number of risks associated with transactions in futures contracts and related options. A Fund's successful use of futures contracts is subject to the ability of the Sub-Advisor to predict correctly the factors affecting the market values of the Fund's portfolio securities. For example, if a Fund is hedged against the possibility of an increase in interest rates which would adversely affect debt securities held by the Fund and the prices of those debt securities instead increases, the Fund loses part or all of the benefit of the increased value of its securities it hedged because it has offsetting losses in its futures positions. Other risks include imperfect correlation between price movements in the financial instrument or securities index underlying the futures contract, on the one hand, and the price movements of either the futures contract itself or the securities held by the Fund, on the other hand. If the prices do not move in the same direction or to the same extent, the transaction may result in trading losses.

    Prior to exercise or expiration, a position in futures may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. The Fund enters into a futures contract or related option only if there appears to be a liquid secondary market. There can be no assurance, however, that such a liquid secondary market exists for any particular futures contract or related option at any specific time. Thus, it may not be possible to close out a futures position once it has been established. Under such circumstances, the Fund continues to be required to make daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to perform under the terms of the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio.



    Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.


  . Limitations on the Use of Futures and Options on Futures Contracts. Each
    Fund intends to come within an exclusion from the definition of "commodity pool operator" provided by CFTC regulations by complying with certain limitations on the use of futures and related options prescribed by those regulations.


    None of the Funds will purchase or sell futures contracts or options thereon for non-bona fide hedging purposes if immediately thereafter the aggregate initial margin and premiums exceed 5% of the fair market value of the Fund's assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (except that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount generally may be excluded in computing the 5%).


    The Fund may enter into futures contracts and related options transactions only for bona fide hedging purposes as permitted by the CFTC and for other appropriate risk management purposes, if any, which the CFTC deems appropriate for mutual funds excluded from the regulations governing commodity pool operators and to modify the Fund's exposure to various currency, equity, or fixed-income markets. The Funds are not permitted to engage in speculative futures trading. Each Fund determines that the price fluctuations in the futures contracts and options on futures used for hedging or risk management purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. In pursuing traditional hedging activities, each Fund may sell futures contracts or acquire puts to protect against a decline in the price of securities that the Fund owns. Each Fund may purchase futures contracts or calls on futures contracts to protect the Fund against an increase in the price of securities the Fund intends to purchase before it is in a position to do so.


    When a Fund purchases a futures contract, or purchases a call option on a futures contract, it segregates fund assets, which must be in liquid and marked to the market daily, in a segregated account. The amount so segregated plus the amount of initial margin held for the account of its broker equals the market value of the futures contract.


    The Funds do not maintain open short positions in futures contracts, call options written on futures contracts, and call options written on securities indices if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of that portion of its securities portfolio being hedged by those futures and options plus or minus the unrealized gain or loss on those open positions, adjusted for the historical volatility relationship between that portion of the portfolio and the contracts (i.e., the Beta volatility factor). To the extent a Fund writes call options on specific securities in that portion of its portfolio, the value of those securities is deducted from the current market value of that portion of the securities portfolio. If this limitation is exceeded at any time, the Fund takes prompt action to close out the appropriate number of open short positions to bring its open futures and options positions within this limitation.



High-Yield/High-Risk Bonds
--------------------------

The Balanced, Bond & Mortgage Securities and Preferred Securities Funds each may invest a portion of its assets in bonds that are rated below investment grade (e.g., bonds rated BB or lower by Standard & Poor's Ratings Services or Ba or lower by Moody's Investors Service, Inc.). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income and could expect a decline in the market value of the bonds so affected. The Balanced, Bond & Mortgage Securities, Capital Preservation, Government Securities, High Quality
Intermediate-Term Bond, High Quality Long-Term Bond and High Quality Short-Term Bond Funds may also invest in unrated bonds of foreign and domestic issuers. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the expense of obtaining a rating. The Sub-Advisor will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated bonds. Unrated bonds will be included in the limitation each Fund has with regard to high yield bonds unless the Sub-Advisor deems such securities to be the equivalent of investment grade bonds.


Mortgage- and Asset-Backed Securities
-------------------------------------
The yield characteristics of the mortgage- and asset-backed securities in which the Bond & Mortgage Securities,
Capital Preservation, Government Securities, High Quality Intermediate-Term Bond, High Quality Long-Term Bond,
High Quality Short-Term Bond and Preferred Securities Funds may invest differ from those of traditional debt securities. Among the major differences are that the interest and principal payments are made more frequently on mortgage- and asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases those securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. If the Fund purchases these securities at a discount, faster than expected prepayments will increase their yield, while slower than expected prepayments will reduce their yield. Amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

In general, the prepayment rate for mortgage-backed securities decreases as interest rates rise and increases as interest rates fall. However, rising interest rates will tend to decrease the value of these securities. In addition, an increase in interest rates may affect the volatility of these securities by effectively changing a security that was considered a short-term security at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or medium-term securities.


The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. A collateralized mortgage obligation ("CMO") may be structured in a manner that provides a wide variety of investment characteristics (yield, effective maturity and interest rate sensitivity). As market conditions change, and especially during periods of rapid market interest rate changes, the ability of a CMO to provide the anticipated investment characteristics may be greatly diminished. Increased market volatility and/or reduced liquidity may result.


Zero-coupon securities
----------------------

The Funds may invest in zero-coupon securities. Zero-coupon securities are "stripped" U.S. Treasury notes and bonds. They usually trade at a substantial discount from their face (par) value. Zero-coupon securities are subject to greater market value fluctuations in response to changing interest rates than debt obligations of comparable maturities that make distributions of interest in cash.


Securities Lending
------------------

All Funds may lend their portfolio securities. None of the Funds will lend its portfolio securities if as a result the aggregate of such loans made by the Fund would exceed the limits established by the 1940 Act. Portfolio securities may be lent to unaffiliated broker-dealers and other unaffiliated qualified financial institutions provided that such loans are callable at any time on not more than five business days' notice and that cash or other liquid assets equal to at least 100% of the market value of the securities loaned, determined daily, is deposited by the borrower with the Fund and is maintained each business day. While such securities are on loan, the borrower pays the Fund any income accruing thereon. The Fund may invest any cash collateral, thereby earning additional income, and may receive an agreed-upon fee from the borrower. Borrowed securities must be returned when the loan terminates. Any gain or loss in the market value of the borrowed securities that occurs during the term of the loan belongs to the Fund and its shareholders. A Fund pays reasonable administrative, custodial and other fees in connection with such loans and may pay a negotiated portion of the interest earned on the cash or government securities pledged as collateral to the borrower or placing broker. A Fund does not normally retain voting rights attendant to securities it has lent, but it may call a loan of securities in anticipation of an important vote.


Short Sales
-----------

Each Fund may engage in "short sales against the box." This technique involves selling either a security owned by the Fund, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.


Forward Foreign Currency Exchange Contracts
-------------------------------------------
The Funds may, but are not obligated to, enter into forward foreign currency exchange contracts. Currency transactions include forward currency contracts, exchange listed or over-the-counter options on currencies. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a specified future date at a price set at the time of the contract.

The typical use of a forward contract is to "lock in" the price of a security in U.S. dollars or some other foreign currency which a Fund is holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated in or exposed to during the period between the date on which the security is purchased or sold and the date on which payment is made or received.


The Sub-Advisor also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated in or exposed to. At times, a Fund may enter into "cross-currency" hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.


A Fund segregates assets consisting of foreign securities denominated in or exposed to the currency for which the Fund has entered into forward contracts under the second circumstance, as set forth above, for the term of the forward contract. It should be noted that the use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange between the currencies that can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result if the value of the currency increases.


Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to a Fund if it is unable to deliver or receive currency or monies in settlement of obligations. They could also cause hedges the Fund has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Currency exchange rates may also fluctuate based on factors extrinsic to a country's economy. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. The ability to establish and close out positions on trading options on currency futures contracts is subject to the maintenance of a liquid market that may not always be available.


Repurchase and Reverse Repurchase Agreements
--------------------------------------------
The Funds may invest in repurchase and reverse repurchase agreements. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the Sub-Advisor.

A Fund may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.


When-Issued and Delayed Delivery Securities
-------------------------------------------
Each of the Funds may from time to time purchase securities on a when-issued basis and may purchase or sell securities on a delayed delivery basis. The price of such a transaction is fixed at the time of the commitment, but delivery and payment take place on a later settlement date, which may be a month or more after the date of the commitment. No interest accrues to the purchaser during this period. The securities are subject to market fluctuations that involve the risk for the purchaser that yields available in the market at the time of delivery are higher than those obtained in the transaction. Each Fund only purchases securities on a when-issued or delayed delivery basis with the intention of acquiring the securities. However, a Fund may sell the securities before the settlement date, if such action is deemed advisable. At the time a Fund commits to purchase securities on a when-issued or delayed delivery basis, it records the transaction and reflects the value of the securities in determining its net asset value. Each Fund also segregates Fund assets, which must be liquid and marked to the market daily, equal in value to the Fund's commitments for when-issued or delayed delivery securities. Segregation of assets may be accomplished by placement in a segregated account on the books of the Fund's custodian, by notation on the books of the Fund's custodian that the assets in question are "segregated", or by designation of the Fund's records that such assets are segregated. The availability of liquid assets for this purpose and the effect of asset segregation on a Fund's ability to meet its current obligations, to honor requests for redemption and to have its investment portfolio managed properly< limit the extent to which the Fund may engage in forward commitment agreements. Except as may be imposed by these factors, there is no limit on the percent of a Fund's total assets that may be committed to transactions in such agreements.


Wrapper Agreements (Capital Preservation Fund only)
---------------------------------------------------
Under a wrapper agreement, the wrap provider agrees to make payments to the Fund with respect to covered assets if certain events happen. The Fund buys wrapper agreements to help maintain a stable value per share. Under normal circumstances, the value of the wrapper agreements is expected to vary inversely with the value of the Fund's assets covered by the wrapper agreements ("covered assets").

If the value of the covered assets is less than their book value, the wrapper agreements are assets of the Fund with a value equal to the difference. If the value of the covered assets is more than their book value, the wrapper agreements are liabilities of the Fund with a value equal to the excess. Therefore, under normal circumstances, the sum of the value of the Fund's wrapper agreements plus the value of the covered assets is expected to equal the purchase price of the covered assets plus interest on the covered assets at a rate determined in the wrapper agreements.


Under a wrapper agreement, the wrap provider agrees to make certain payments to the Fund in exchange for an annual premium. The cost of wrapper agreements is typically 0.10% to 0.30% per dollar of covered assets per year.


Payments made by the wrap provider help the Fund make redemption payments that reflect the book value of the covered assets rather than the market value of the covered assets. If, to cover payment of a redemption of Fund shares, the Fund is required to liquidate covered assets, the wrap provider may be obligated to pay the Fund all or some of the difference between the fair market and book value of such covered assets (if the fair market value is less than the book value). If the market value of the covered assets is greater than the book value of the covered assets, the Fund may be obligated to pay all or some of the difference to the wrap provider. Through these obligations, the wrapper agreements should, under normal conditions, reduce the interest rate risk associated with the Fund's covered assets.


The amount of the payment, if any, is based on the book value of the wrapper agreement. The book value of the wrapper agreement is equal to:
.. purchase price of covered assets
.. minus sale price of covered assets sold to cover share redemptions
.. plus interest accrued at the crediting rate.

The crediting rate is:
.. (((1+Y)*(MV/PBV)1/D)-1) where:
    Y = duration weighted effective annual yield of the Fund
    MV = covered market value
    PBV = wrap provider's book value
    D = dollar weighted Fund duration
.. The crediting rate is reset at least quarterly. It may be impacted by:
  . defaulted/impaired securities;
  . increases and decreases in covered assets as a result of purchases and sales of Fund shares;
  . changes to the duration and yield of the covered assets; and
  . amortization of unrealized and realized gains and losses on the covered assets.
.. The crediting rate is never less than zero.

Wrapper agreements may be participating, non-participating or a hybrid of the two. Under a participating agreement, the Fund does not receive any payments under the wrapper agreement until it has liquidated all of the covered assets. At that time, if there is any remaining book value, the wrap provider will pay the Fund such remainder. Under a non-participating agreement, if there is a difference between the value of the covered assets and book value, the wrap provider or the Fund will make a payment to the other each time covered assets are sold to fund share redemptions. If the value of the covered assets is less than book value, the wrap provider makes a payment to the Fund, while if the value of the covered assets is greater than book value, the Fund makes a payment to the wrap provider. In either case, the payment is equal to the difference between:

.. the amount necessary to fund the redemption, and .. the product of the amount of the redemption multiplied by the ratio of the market value of the covered assets to book value.
Under a hybrid wrapper agreement, a certain percentage of payments is treated as participating with all remaining payments being non-participating.

Generally, payments under the wrapper agreement are made within one day after the Fund requests payment. In addition, each wrapper agreement allows the Fund, in the Fund's discretion, to assign a portion of the wrapper agreement to a shareholder as a payment in kind.


Payment requests are allocated among wrap providers on a pro-rata basis, based on the book value of each wrapper agreement. However, if a portion of the wrapper agreement is to be assigned as a payment in kind to a shareholder, the Fund has the discretion to allocate the payment to a single wrapper agreement.


The terms of a wrapper agreement may require that covered assets have a specified duration or maturity, consist of specified types of securities and/or be of specified credit quality. The Fund purchases wrapper agreements whose criteria are consistent with its investment objectives and policies. In some cases, the wrap provider may require more restrictive investment objectives and policies than those set forth in the prospectus and SAI. The wrapper agreement may also allow the wrap provider to terminate the agreement if the Fund changes its investment objective, policies and/or restrictions without consent of the wrap provider. In the event of termination of a wrapper agreement, the Fund may or may not be able to contract with a substitute wrap provider.


A wrapper agreement may terminate on a specified date, or be terminable upon notice by the Fund or default by either the Fund or the wrap provider. An evergreen wrapper agreement has no maturity date. Under an evergreen agreement, either the Fund or the wrap provider may elect to terminate the wrapper agreement through a fixed maturity conversion. This means that the wrapper agreement terminates on a future date. During the conversion period, the Fund may be required to comply with certain restrictions with regard to the covered assets. Such restrictions may include continuation of the investment guidelines set forth in the wrapper agreement and a requirement that covered assets are managed to maintain a duration equal to the time remaining until termination of the wrapper agreement.


Generally, at the termination of the wrapper agreement, the wrap provider is required to pay the Fund any excess in book value over the value of the covered assets. However, if the Fund terminates the agreement, other than through fixed maturity conversion, no such payment may be made.



RISKS OF WRAPPER AGREEMENTS. . The Fund expects that using wrapper agreements will allow it to maintain a stable value per share and pay dividends that reflect the interest income and market value gains and losses on the covered assets (less the Fund's expenses and wrap provider fees). However, there can be no assurance that the Fund will be able to maintain a stable value per share or that a shareholder will achieve the same investment return as it would realize by directly investing in the covered assets. As the crediting rates under the wrapper agreements reflect the amortization of realized and unrealized gains and losses on the covered assets, a shareholder could realize more or less than the actual investment returns of the covered assets. In addition, wrapper agreements have certain risks and could prevent the Fund from achieving its investment objective.



FAILURE TO OBTAIN REPLACEMENT WRAPPER AGREEMENTS. . If a wrapper agreement terminates or matures, the Fund may not be able to obtain a replacement wrapper agreement or a wrapper agreement with terms similar to the old agreement. In that event, the Fund may not be able to maintain a stable value per share. If at such time the value of the covered assets is less than book value, the Fund may be required to reduce its price per share. On the other hand, if at such time the value of the covered assets is greater than book value, the Fund's price per share may increase. In either case, shareholders may experience unexpected fluctuations in the value of their shares. In addition, the terms of the replacement wrapper agreement may not be as favorable as the terminated agreement. For example, the wrap provider fee may be higher and the returns of the Fund may be negatively impacted.

Some wrapper agreements require that the Fund maintain a specified percentage of its total assets in short-term investments as a cash buffer. These short-term investments are available for the payment of withdrawals from the Fund and Fund expenses. To the extent that the cash buffer falls below the specified percentage of total assets, the Fund is obligated to direct all net cash flow to replenish the cash buffer. The obligation to maintain the cash buffer may result in a lower return for the Fund than if these funds were invested in longer-term fixed-income securities. The cash buffer required by all wrapper agreements is not expected to be greater than 20% of the Fund's total assets. However, the cash buffer amount may be required to be increased above this limit as a result of anticipated redemptions.



VALUATION OF WRAPPER AGREEMENTS. . The Board of Directors has adopted policies and procedures for the Fund that set forth the steps to be followed by the Manager and/or Sub-Advisor to establish a fair value for each wrapper agreement. Under certain circumstances, other methods may be used to determine the market value of a wrapper agreement. These circumstances include but are not limited to:
.. wrap provider default under a wrapper agreement or any other agreement;
.. insolvency of a wrap provider;
.. credit rating downgrade of a wrap provider; and .. any other situation in which the Board determines that a wrap provider may no longer be able to satisfy its obligations under a wrapper agreement.
In such case, the fair value of the wrapper agreement may be determined to be less than the difference between book value and market value of the covered assets. In these situations, the Fund may not be able to maintain a stable value per share. The Fund may experience a decrease or increase in its value per share based on the value of the covered assets at the time of the adjustment.


CREDIT RISK OF COVERED ASSETS. . Wrapper agreements usually do not require the wrap provider to assume the credit risk associated with the issuer of any covered asset. Therefore, defaults by, and downgrades below investment grade of, the issuer of a covered asset may cause such covered asset to be removed from the coverage of the wrapper agreement. In addition, certain other downgrades of covered assets may cause such covered assets to be removed from coverage unless and until the issuer's credit rating is upgraded to its former level. In these situations, the termination of coverage of such assets will cause the book value of the wrapper agreement to decrease by an amount essentially equal to the difference between the purchase price and the fair market value of such assets. In any such event, the Fund may suffer a decrease in the value per share and may not be able to maintain a stable value per share.



DEPENDENCE ON A LIMITED NUMBER OF WRAP PROVIDERS. . It is currently intended that the Fund will have wrapper agreements with one or more wrap providers. If the Fund has more than one wrapper agreement, coverage of the covered assets will be allocated among the wrap providers. However, there is no assurance that the Fund will be able to obtain more than one wrapper agreement. It is possible that the Fund will be totally dependent on one wrap provider for coverage.



LIABILITY OF WRAP PROVIDERS. . A wrap provider's payment obligation is limited to the book value of the wrapper agreement. If the Fund enters into wrapper agreements with more than one wrap provider, no wrap provider will be jointly liable for payment obligations of another wrap provider. If a wrap provider defaults on its obligations, the Fund will not be able to look to another wrap provider for satisfaction of such obligations. In that event, the Fund may attempt to replace the wrap provider. There can be no guarantee that such replacement will be feasible.



ILLIQUID ASSETS. . Currently there is no active trading market for wrapper agreements and none is expected to develop. Therefore, wrapper agreements may not be able to be liquidated at fair market value and are considered illiquid. At the time of purchase, the fair market value of the wrapper agreements plus the fair market value of all other illiquid assets will not exceed 15% of the fair market value of the Fund's net assets. In the event that the fair market value of all illiquid assets, including wrapper agreements, is more than 15% of the fair market value of the Fund's net assets as a result of events other than purchase of illiquid assets, the Fund may not be able to maintain a stable value per share. The Fund will take steps to reduce in an orderly manner the percentage of illiquid assets in the Fund so that the percentage of illiquid assets is not more than 15%.

Money Market Instruments/Temporary Defensive Position
-----------------------------------------------------

The Money Market Fund invests all of its available assets in money market instruments maturing in 397 days or less. In addition, each Fund may make money market investments (cash equivalents), without limit, pending other investment or settlement, for liquidity or in adverse market conditions. Following are descriptions of the types of money market instruments that the Funds may purchase:


.. U.S. Government Securities - Securities issued or guaranteed by the U.S.
  Government, including treasury bills, notes and bonds.

.. U.S. Government Agency Securities - Obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government.
  . U.S. agency obligations include, but are not limited to, the Bank for
    Cooperatives, Federal Home Loan Banks and Federal Intermediate Credit Banks. . U.S. instrumentality obligations include, but are not limited to, the
    Export-Import Bank, Federal Home Loan Mortgage Corporation and Federal National Mortgage Association.

  Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Others, such as those issued by the Federal National Mortgage Association, are supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. Still others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality.


.. Bank Obligations - Certificates of deposit, time deposits and bankers' acceptances of U.S. commercial banks having total assets of at least one billion dollars and overseas branches of U.S. commercial banks and foreign banks, which in the opinion of the Sub-Advisor, are of comparable quality. However, each such bank with its branches has total assets of at least five billion dollars, and certificates, including time deposits of domestic savings and loan associations having at least one billion dollars in assets that are insured by the Federal Savings and Loan Insurance Corporation. The Fund may acquire obligations of U.S. banks that are not members of the Federal Reserve System or of the Federal Deposit Insurance Corporation.

  Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. For example, an issuing bank may be able to maintain that the liability for an investment is solely that of the overseas branch which could expose a Fund to a greater risk of loss. In addition, obligations of foreign banks or of overseas branches of U.S. banks may be affected by governmental action in the country of domicile of the branch or parent bank. Examples of adverse foreign governmental actions include the imposition of currency controls, the imposition of withholding taxes on interest income payable on such obligations, interest limitations, seizure or nationalization of assets, or the declaration of a moratorium. Deposits in foreign banks or foreign branches of U.S. banks are not covered by the Federal Deposit Insurance Corporation. A Fund only buys short-term instruments where the risks of adverse governmental action are believed by the Sub-Advisor to be minimal. A Fund considers these factors, along with other appropriate factors, in making an investment decision to acquire such obligations. It only acquires those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Fund. A Fund may invest in certificates of deposit of selected banks having less than one billion dollars of assets providing the certificates do not exceed the level of insurance (currently $100,000) provided by the applicable government agency.


  A certificate of deposit is issued against funds deposited in a bank or savings and loan association for a definite period of time, at a specified rate of return. Normally they are negotiable. However, a Fund occasionally may invest in certificates of deposit which are not negotiable. Such certificates may provide for interest penalties in the event of withdrawal prior to their maturity. A bankers' acceptance is a short-term credit instrument issued by corporations to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.



.. Commercial Paper - Short-term promissory notes issued by U.S. or foreign corporations.

.. Short-term Corporate Debt - Corporate notes, bonds and debentures that at the time of purchase have 397 days or less remaining to maturity.


.. Repurchase Agreements - Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate.


.. Taxable Municipal Obligations - Short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.


The ratings of nationally recognized statistical rating organization (NRSRO), such as Moody's Investor Services, Inc. ("Moody's") and Standard & Poor's ("S&P"), which are described in Appendix A, represent their opinions as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings, including ratings of NRSROs other than Moody's and S&P, are the initial criteria for selection of portfolio investments, but the Sub-Advisor further evaluates these securities.


Other Investment Companies
--------------------------
ThePartners LargeCap Blend Fund I and Partners SmallCap Growth Fund II Funds reserve the right to invest up to 10% of its total assets in the securities of all investment companies including exchange-traded funds such as SPDRs and iShares (as defined below) but may not acquire more than 3% of the voting securities of any other investment company. Pursuant to an exemptive order obtained from the SEC, the Fund may invest in money market funds for which the Sub-Advisor or any of its affiliates serves as investment advisor. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the management and administration fees (and other expenses) paid by the Fund. However, to the extent that the Fund invests in a money market fund for which a Sub-Advisor or any of its affiliates acts as Sub-Advisor, the management and administration fees payable by the Fund to a Sub-Advisor or its affiliates will be reduced by an amount equal to the Fund's proportionate share of the management fees paid by such money market fund to the Sub-Advisor.

SPDRs are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market (SPDRs are listed on the American Stock Exchange). The UIT was established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500 Index. The UIT is sponsored by a subsidiary of the American Stock Exchange. SPDRs may be used for several reasons, including but not limited to, facilitating the handling of cash flows or trading or reducing transaction
costs.   The price movement of SPDRs may not perfectly parallel the price activity of the S&P 500 Index. The UIT will issue SPDRs in aggregations know as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the S&P 500 Index, (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the S&P 500 Index and the net asset value of a Portfolio Deposit.



SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, an investor must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, an investor will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.


The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved with the purchase or sale of SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying the SPDRs purchase or sold by the Fund could result in losses on SPDRs.



INDUSTRY CONCENTRATIONS
Each of the Principal LifeTime Funds concentrates its investments in the mutual fund industry.

Each of the other Funds, except Preferred Securities and Real Estate, may not concentrate (invest more than 25% of its assets) its investments in any particular industry. The LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600 Index Funds may concentrate their investments in a particular industry only to the extent that the relevant indices are so concentrated. The International II Fund uses the industry groups of Morgan Stanley Capital International - Global Industry Classification Standard. The Partners SmallCap Growth Fund II uses the general industry codes of Morgan Stanley Capital International. The other Funds use industry classifications based on the "Directory of Companies Filing Annual Reports with the Securities and Exchange Commission ("SEC")."


PORTFOLIO TURNOVER
Portfolio turnover is a measure of how frequently a portfolio's securities are bought and sold. The portfolio turnover rate is generally calculated as the dollar value of the lesser of a portfolio's purchases or sales of shares of securities during a given year, divided by the monthly average value of the portfolio securities during that year (excluding securities whose maturity or expiration at the time of acquisition were less than one year). For example, a portfolio reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year.

It is not possible to predict future turnover rates with accuracy. Many variable factors are outside the control of a portfolio manager. The investment outlook for the securities in which a portfolio may invest may change as a result of unexpected developments in securities markets, economic or monetary policies, or political relationships. High market volatility may result in a portfolio manager using a more active trading strategy than might otherwise be employed. Each portfolio manager considers the economic effects of portfolio turnover but generally does not treat the portfolio turnover rate as a limiting factor in making investment decisions.


Sale of shares by investors may require the liquidation of portfolio securities to meet cash flow needs. In addition, changes in a particular portfolio's holdings may be made whenever the portfolio manager considers that a security is no longer appropriate for the portfolio or that another security represents a relatively greater opportunity. Such changes may be made without regard to the length of time that a security has been held.


Higher portfolio turnover rates generally increase transaction costs that are expenses of the portfolio. Active trading may generate short-term gains (losses) for taxable shareholders.


MANAGEMENT


BOARD OF DIRECTORS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Other than serving as Directors, most of the Board members have no affiliation with the Fund or service providers. Each Director serves until a successor is duly qualified and elected.


MANAGEMENT INFORMATION
The name, date of birth and address of the officers and Board members are shown below. Each person also has the same position with the Principal Mutual Funds and the Principal Variable Contracts Fund, Inc. that are also sponsored by Principal Life Insurance Company. Unless an address is shown, the mailing address for the Directors and Officers is the Principal Financial Group, Des Moines, Iowa 50392.

The following directors are considered not to be "interested persons" as defined
--------------------------------------------------------------------------------
in the 1940 Act.
--------------------

                                                                                                          NUMBER
                                                                                                            OF
                                                                                                        PORTFOLIOS
                                                                                                         IN FUND         OTHER
                                                                                                         COMPLEX     DIRECTORSHIPS
                                                                                                         OVERSEEN        HELD
                        POSITION(S) HELD WITH      LENGTH OF           PRINCIPAL OCCUPATION(S)              BY            BY
NAME, ADDRESS AND AGE   FUND                      TIME SERVED            DURING PAST 5 YEARS             DIRECTOR      DIRECTOR
---------------------   ---------------------     -----------          -----------------------          ----------   -------------
James D. Davis          Director                  Since 1993    Attorney. Vice President, Deere and         96           None
4940 Center Court       Member Audit and                        Company, Retired.
Bettendorf, Iowa        Nominating Committee
03/22/34


Pamela A. Ferguson      Director                  Since 2000    Professor of Mathematics, Grinnell          96           None
4112 River Oaks Drive   Member Audit and                        College since 1998. Prior thereto,
Des Moines, Iowa        Nominating Committee                    President, Grinnell College.
05/05/43


Richard W. Gilbert      Director                  Since 2000    President, Gilbert Communications,          96           None
5040 Arbor Lane, #302   Member Audit and                        Inc. since 1993. Prior thereto,
Northfield, Illinois    Nominating Committee                    President and Publisher, Pioneer
05/08/40                                                        Press.


William C. Kimball      Director                  Since 2000    Chairman and CEO, Medicap Pharmacies,       96           None
Regency West 8          Member Audit and                        Inc. since 1998. Prior thereto,
4350 Westown Parkway,   Nominating Committee                    President and CEO.
Suite 400
West Des Moines, Iowa
11/28/47


Barbara A. Lukavsky     Director                  Since 1993    President and CEO, Barbican                 96
13731 Bay Hill Court    Member Audit and                        Enterprises, Inc. since 1997.                            None
Clive, Iowa             Nominating Committee                    President and CEO, Lu San ELITE USA,
09/10/40                Member Executive                        L.C. 1985-1998.
                        Committee

The following directors are considered to be "interested persons" as defined in
-------------------------------------------------------------------------------
the 1940 Act because of current or former affiliation with the Manager or
-------------------------------------------------------------------------
Principal Life.
---------------

John E. Aschenbrenner  Director                Since 2000   Executive Vice           96
08/16/49                                                    President, Principal
                                                            Life Insurance
                                                            Company since 2000;
                                                            Senior Vice
                                                            President, 1996-2000;
                                                            Vice President -
                                                            Individual Markets                  None
                                                            1990-1996. Director,
                                                            Principal Management
                                                            Corporation and
                                                            Princor Financial
                                                            Services Corporation
                                                            ("Princor").

Ralph C. Eucher        Director and President  Since 1999   Senior Vice              96
06/14/52               Member Executive                     President, Principal
                       Committee                            Life Insurance
                                                            Company since 2002.
                                                            Vice President,
                                                            1999-2002. Director
                                                            and President,
                                                            Princor and Principal
                                                            Management
                                                            Corporation since                   None
                                                            1999. Prior thereto,
                                                            Second Vice
                                                            President, Principal
                                                            Life Insurance
                                                            Company.

Larry D. Zimpleman     Director                Since 2001   Executive Vice           96
09/07/51               Chairman of the Board                President, Principal
                       Member Executive                     Life since 2001.
                       Committee                            Senior Vice
                                                            President,1999-2001.
                                                            Vice                                None
                                                            President,1998-1999.
                                                            Prior thereto, Vice
                                                            President-Pension.




The Audit and Nominating Committee considers management's recommendation of independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund. In addition, the committee selects and nominate all candidates who are not "interest persons" of the Fund for election to the Board.



The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.


Officers (other than Directors)
-------------------------------

Craig L. Bassett     Treasurer               Since 1993   Second Vice President
03/12/52                                                  and Treasurer,
                                                          Principal Life
                                                          Insurance Company since
                                                          1998. Director -
                                                          Treasury 1996-1998.
                                                          Prior thereto,
                                                          Associate Treasurer.
Michael J. Beer      Executive Vice          Since 1993   Executive Vice
01/09/61             President                            President and Chief
                     Principal Accounting                 Operating Officer,
                     Officer                              Princor Financial
                                                          Services Corporation
                                                          and Principal
                                                          Management Corporation
                                                          since 1999. Vice
                                                          President and Chief
                                                          Operating Officer,
                                                          1998-1999. Prior
                                                          thereto, Vice President
                                                          and Financial Officer.
Jill R. Brown        Vice President          Since 2003   Vice President and
08/17/67             Chief Financial                      Chief Financial
                     Officer                              Officer, Princor since
                                                          2003. Assistant
                                                          Financial Controller,
                                                          Principal Financial
                                                          Group, 1999-2003. Prior
                                                          thereto, Senior
                                                          Accounting Leader,
                                                          Principal Financial
                                                          Group.

Arthur S. Filean     Senior Vice President   Since 1993   Senior Vice President,
11/04/38             and Secretary                        Princor and Principal
                                                          Management Corporation,
                                                          since 2000. Vice
                                                          President, Princor,
                                                          1990-2000. Vice
                                                          President, Principal
                                                          Management Corporation,
                                                          1996-2000.

Ernest H. Gillum     Vice President          Since 1993   Vice President -
06/01/55             Assistant Secretary                  Product Development,
                                                          Princor and Principal
                                                          Management Corporation,
                                                          since 2000. Vice
                                                          President - Compliance
                                                          and Product
                                                          Development, Princor
                                                          and Principal
                                                          Management Corporation,
                                                          1998-2000. Prior
                                                          thereto, Assistant Vice
                                                          President, Registered
                                                          Products, 1995-1998.

Jane E. Karli        Assistant Treasurer     Since 1996   Assistant Treasurer,
04/01/57                                                  Principal Life
                                                          Insurance Company since
                                                          1998. Prior thereto
                                                          Senior Accounting and
                                                          Custody Administrator.

Patrick A. Kirchner  Assistant Counsel       Since 2002   Counsel, Principal LIfe
12/11/60                                                  Insurance Company since
                                                          2000. Attorney,
                                                          1999-2000. Prior
                                                          thereto, Attorney,
                                                          MidAmerican Energy
                                                          Company.

Thomas J. Loftus     Assistant Counsel       Since 2002   Counsel, Principal Life
07/03/53                                                  Insurance Company since
                                                          2002. Counsel, Merrill
                                                          Lynch Insurance Group
                                                          2000-2001. Prior
                                                          thereto Counsel, The
                                                          Prudential Insurance
                                                          Company of America.

Sarah J. Pitts       Assistant Counsel       Since 2000   Counsel, Principal Life
12/31/45                                                  Insurance Company since
                                                          1997. Counsel,
                                                          Principal Capital
                                                          Income Investors, LLC.

Layne A. Rasmussen   Controller              Since 2000   Controller - Mutual
10/30/58                                                  Funds, Principal
                                                          Management Corporation
                                                          since 1995.

Michael D. Roughton  Counsel                 Since 1993   Vice President and
07/10/51                                                  Senior Securities
                                                          Counsel, Principal Life
                                                          Insurance Company,
                                                          since 1999. Counsel
                                                          1994-1999. Counsel,
                                                          Invista Capital
                                                          Management, LLC,
                                                          Princor and Principal
                                                          Management Corporation.

Jean B. Schustek     Assistant Vice          Since 2000   Assistant Vice
02/17/52             President                            President - Registered
                     Assistant Secretary                  Products, Principal
                                                          Management Corporation
                                                          and Princor Financial
                                                          Services Corporation
                                                          since 2000. Prior
                                                          thereto, Compliance
                                                          Officer - Registered
                                                          Products.

The following tables set forth the aggregate dollar range of mutual funds within the fund complex which are beneficially owned by the Directors. As of December 31, 2002, none of the Directors own any shares of the Principal Investors Fund, Inc. or shares of the Principal Variable Contracts Fund, Inc. (all of which are owned by the Principal Life Insurance Company).


                                     DIRECTORS NOT CONSIDERED TO BE "INTERESTED PERSONS"
                                --------------------------------------------------------------
                                 JAMES D.    PAMELA A.   RICHARD W.   WILLIAM C.    BARBARA A.
 PRINCIPAL MUTUAL FUND            DAVIS      FERGUSON      GILBERT      KIMBALL      LUKAVSKY
 ---------------------            -----      --------      -------      -------      --------
Balanced                            B            C            B            A             C
Bond                                B            C            C            A             E
Capital Value                       C            C            C            A             B
Cash Management                     C            B            C            A             D
Government Securities Income        B            C            B            A             A
Growth                              C            C            D            A             A
International                       B            C            C            A             E
International Emerging Markets      B            C            A            B             A
International SmallCap              C            C            A            B             A
LargeCap Stock Index                A            C            A            A             A
Limited Term Bond                   A            C            A            A             E
MidCap                              C            C            D            B             E
Partners Blue Chip                  D            C            B            A             E
Partners Equity Growth              A            C            A            B             B
Partners LargeCap Blend             A            A            A            A             A
Partners LargeCap Value             A            A            A            A             A
Partners MidCap Growth              A            C            A            A             A
Partners SmallCap Growth            A            A            A            A             A
Real Estate                         A            C            A            A             A
SmallCap                            A            C            A            B             D
Tax-Exempt Bond                     B            C            C            A             C
Utilities                           D            C            B            A             E
  TOTAL FUND COMPLEX                E            E            E            C             E

                                 DIRECTORS CONSIDERED TO BE "INTERESTED PERSONS"
                        -----------------------------------------------------------------
                               JOHN E.              RALPH C.               LARRY D.
 PRINCIPAL MUTUAL FUND      ASCHENBRENNER            EUCHER               ZIMPLEMAN*
 ---------------------      -------------            ------               ----------
Balanced                          B                     A                     A
Bond                              A                     A                     A
Capital Value                     C                     A                     A
Cash Management                   B                     B                     A
Government Securities
Income                            A                     C                     A
Growth                            C                     C                     A
International                     C                     B                     A
International Emerging
Markets                           A                     A                     A
International SmallCap            C                     A                     A
LargeCap Stock Index              A                     A                     A
Limited Term Bond                 B                     A                     A
MidCap                            C                     C                     A
Partners Blue Chip                C                     A                     A
Partners Equity Growth            C                     C                     A
Partners LargeCap
Blend                             A                     D                     A
Partners LargeCap
Value                             A                     C                     A
Partners MidCap Growth            B                     A                     A
Partners SmallCap
Growth                            A                     A                     A
Real Estate                       C                     A                     A
SmallCap                          A                     A                     A
Tax-Exempt Bond                   A                     A                     A
Utilities                         B                     A                     A
  TOTAL FUND COMPLEX              E                     E                     A
                                                                    * elected to the Board
                                                                              on
                                                                      December 11, 2001
A  None
B  $1 - $10,000
C  $10,001 - $50,000
D  $50,001 - $100,000
E  over $100,000

The Directors also serve as Directors for each of the 24 investment companies (with a total of 97 portfolios as of December 31, 2002) sponsored by Principal Life Insurance Company ("Principal Life"). Each Director who is also not an "interested person" as defined in the 1940 Act received compensation for service as a member of the Board of all such companies based on a schedule that takes into account an annual retainer amount, the number of meetings attended and the assets of the Fund for which the meetings are held. These fees and expenses are divided among the investment companies based on their relative net assets. During the period ending October 31, 2002, each director who is not an "interested person" received $70,500 from the fund complex.



CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of February 7, 2003, the Officers and Directors of the Fund as a group owned less than 1% of the outstanding shares of any Class of any of the Funds.

As of February 7, 2003, Principal Life, a life insurance company organized in 1879 under the laws of Iowa, its subsidiaries and affiliates owned of record a percentage of the outstanding voting shares of each Fund:


                                               % OF OUTSTANDING
         FUND                                    SHARES OWNED
         ----                                  ----------------
         Balanced                                   17.93%
         Bond & Mortgage Securities                  0.33
         Capital Preservation                       22.06
         Government Securities                       0.56
         High Quality Intermediate-Term Bond        25.97
         High Quality Long-Term Bond                28.22
         High Quality Short-Term Bond                0.57
         International Emerging Markets             38.04
         International I                            13.22
         International II                            0.60
         International SmallCap                     33.55
         LargeCap Blend I                           99.99*
         LargeCap Growth                            28.93
         LargeCap S&P 500 Index                      1.76
         LargeCap Value                             28.80
         MidCap Blend                               20.47
         MidCap Growth                              10.43
         MidCap S&P 400 Index                       19.57
         MidCap Value                                0.55
         Money Market                                0.20
         Partners LargeCap Blend                     1.01
         Partners LargeCap Blend I                  21.53
         Partners LargeCap Growth                   99.42*
         Partners LargeCap Growth I                  0.42
         Partners LargeCap Growth II                26.27
         Partners LargeCap Value                     0.44
         Partners MidCap Blend                      22.90
         Partners MidCap Growth                     17.76
         Partners MidCap Value                       8.86
         Partners SmallCap Blend                    99.97*
         Partners SmallCap Growth I                  1.75
         Partners SmallCap Growth II                 0.29
         Partners SmallCap Value                     2.18
         Partners SmallCap Value I                  99.99*
         Preferred Securities                        0.18
         Principal LifeTime 2010                     0.23
         Principal LifeTime 2020                     0.17
         Principal LifeTime 2030                     0.18
         Principal LifeTime 2040                     0.49
         Principal LifeTime 2050                     1.26
         Principal Lifetime Strategic Income         0.54
         Real Estate                                 7.80
         SmallCap Blend                             18.09
         SmallCap Growth                            15.81
         SmallCap S&P 600 Index                      0.70
         SmallCap Value                             12.24

        *
         Effective date is December 30, 2002






As of February 7, 2003, the following shareholders owned 5% or more of the outstanding shares of any Class of the Funds:


                                                                   PERCENTAGE
 NAME                                     ADDRESS                 OF OWNERSHIP
 ----                                     -------                 ------------
 BALANCED FUND - ADVISORS SELECT CLASS
 DFBO PRINCIPAL ADVANTAGE TRUST           711 HIGH STREET
                                                                      29.4%
 DELAWARE CHARTER GUARANTEE & TRUST       DES MOINES, IA 50392
 ATTN:  RIS NPIO TRADE DESK
 BALANCED FUND - ADVISORS PREFERRED
 CLASS
                                          711 HIGH STREET
 DELAWARE CHARTER GUARANTEE & TRUST FBO                               56.9
 PRINCIPAL ADVANTAGE TRUST                DES MOINES, IA 50392
 ATTN:  RIS NPIO TRADE DESK
 BALANCED FUND - PREFERRED CLASS
                                          665 LOCUST ST

 NQ EXCESS PLAN OF DENKOR                 DES MOINES, IA                 5.8
                                          50309-3702
 BOND & MORTGAGE SECURITIES FUND -
 ADVISORS SELECT CLASS
 Trustar                                  P.O. BOX 8963
 FBO Finance America 401k elective Def                                     9.5
 P/S                                      WILMINGTON, DE 19899-8963
                                          P.O. Box 8963
 Trustar                                                                  14.9
 FBO Steere Enterprises Inc (401K)        Wilmington, DE 19899
                                          P.O. Box 8963
 Trustar                                                                  10.9
 FBO X-Ray Industries Inc TDS Plan        Wilmington, DE 19899
 Trustar                                  P.O. Box 8963
 FBO NYSARC Inc Sullivan County Chapter                                   22.9
 401(k) Plan                              Wilmington, DE 19899
 TRUSTAR                                  P.O. BOX 8963                    5.5
 FBO ST PAUL COMPUTER CENTER 401K         WILMINGTON, DE 19899-8963
 Trustar                                  P.O. Box 8963
 FBO Higgins Development Partners LLC                                     10.3
 401 ( k ) Savings and Profit             Wilmington, DE 19899
 BOND & MORTGAGE SECURITIES FUND -
 SELECT CLASS
 JP Morgan Chase
 FBO American Immigration Lawyers         4 New York Plaza, 2nd
 Association 401(k)                       Floor                           83.9
 Profit Sharing Plan & Trust              New York, NY 10004

 BOND & MORTGAGE SECURITIES FUND -
 ADVISORS PREFERRED CLASS
 DELAWARE CHARTER GUARANTEE & TRUST       711 HIGH STREET                  7.7
 FBO PRINCIPAL ADVANTAGE TRUST            DES MOINES, IA 50392
 ATTN:  RIS NPIO TRADE DESK
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO First United Service Credit Union    Floor                           10.5
 401(a) P/S Plan                          New York, NY 10004
 Trustar                                   P.O. Box 8963
 FBO Rhode Island Distributing Company                                    10.5
 401(k) Profit Sharing Plan               Wilmington, DE 19899
                                          P.O. Box 8963
 Trustar                                                                   9.5
 FBO Imperial Home Decor Group 401k       Wilmington, DE 19899
                                          P.O. Box 8963
 Trustar                                                                  10.5
 FBO SVH Group 401k Profit Sharing Plan   Wilmington, DE 19899
                                          4 New York Plaza, 2nd
 JP Morgan Chase                          Floor
 FBO Association for Supervision and      New York, NY 10004               6.6
 Curriculum Development 403b Plan
 Trustar                                  P.O. Box 8963
 FBO Bard Manufacturing Co Savings and                                    31.4
 Profit Sharing Plan                      Wilmington, DE 19899
 BOND & MORTGAGE SECURITIES FUND -
 PREFERRED CLASS
 Chase Manhattan Bank NA                  One Chase Square
 FBO Howard Community Hospital (Money                                      6.0
 Purchase Plan)                           Rochester, NY 14643
 Chase Manhattan Bank NA                  One Chase Square                 6.0
 FBO Hartz Mountain Group 401K plan       Rochester, NY 14643
 Alvarez and Marsal Inc (401K)            599 Lexington Ave, Suite
 FBO Alvarez & Marsal Inc 401(k) Profit   2700                            10.5
 Sharing Plan                             New York, NY 10022
                                          P.O. Box 8963
 Trustar                                                                   5.2
 FBO South Hills Orthopaedic Assoc 401k   Wilmington, DE 19899
 Trustar                                  P.O. Box 8963
 FBO The Washington Trust Company                                          7.3
 401(k) Plan                              Wilmington, DE 19899
 Trustar                                  P.O. Box 8963
 FBO Moran Towing CorP.O.ration Fleet                                     11.7
 Employee Retirement Plan                 Wilmington, DE 19899
 BOND & MORTGAGE SECURITIES FUND -
 INSTITUTIONAL CLASS
                                          711 HIGH STREET
 LIFETIME 2010 FUND                                                       22.4
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
                                          711 HIGH STREET
 LIFETIME 2020 FUND                                                       31.8
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
                                          711 HIGH STREET
 LIFETIME 2040 FUND                                                        8.3
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
                                          711 HIGH STREET
 LIFETIME STRATEGIC INCOME FUND                                           12.7
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
                                          711 HIGH STREET
 LIFETIME 2030 FUND                                                       22.4
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
 GOVERNMENT SECURITIES - ADVISORS
 SELECT CLASS
                                          711 HIGH STREET
 DELAWARE CHARTER GUARANTEE & TRUST                                       20.5
 FBO PRINCIPAL ADVANTAGE TRUST            DES MOINES, IA 50392
 ATTN:  RIS NPIO TRADE DESK
 Trustar                                  P.O. BOX 8963                    5.4
 FBO Centcom LTD 401(k) Plan              WILMINGTON, DE 19899-8963
 Trustar                                  P.O. Box 8963
 FBO Cini-Little International Inc                                        29.2
 (401k) Plan                              Wilmington, DE 19899
 Trustar                                  P.O. Box 8963
 FBO Quaker Windows Products 401k                                          9.2
 Profit Sharing Plan & Trust              Wilmington, DE 19899
 Trustar                                  P.O. Box 8963
 FBO Rapid Packaging CorP.O.ration 401k                                    5.1
 Profit Sharing Plan                      Wilmington, DE 19899
 Trustar                                  P.O. Box 8963                    6.0
 FBO Famous Industries Inc 401k Plan      Wilmington, DE 19899
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO National Automated Clearing House    Floor                            5.3
 Association 401(k) Plan                  New York, NY 10004
 GOVERNMENT SECURITIES FUND - SELECT
 CLASS
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Avery Health Care Services Money     Floor                           20.0
 Purhase Plan                             New York, NY 10004
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Avery Health Care Services Tax       Floor                           43.0
 Deferred Annuity Plan                    New York, NY 10004
 GOVERNMENT SECURITIES FUND - ADVISORS
 PREFERRED CLASS
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO CableTelevision Advertising Bureau   Floor                            6.3
 Inc Employee 401(k)                      New York, NY 10004
 Retirement Plan
                                          4 New York Plaza, 2nd
 JP Morgan Chase                          Floor                           19.6
 FBO American Urological Association      New York, NY 10004
 Education and Research Inc 401(a)
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO American Urological Association      Floor                            7.4
 Education and Research Inc               New York, NY 10004
 403( b)
 Trustar                                  P.O. Box 8963
 FBO Great Lakes Reit Savings &                                           26.6
 Retirement Plan-401k                     Wilmington, DE 19899
 Trustar                                  P.O. Box 8963
 FBO Credit Union of Texas Eligible                                       14.8
 Deferred Compensation Plan               Wilmington, DE 19899
 GOVERNMENT SECURITIES FUND - PREFERRED
 CLASS
                                          One Chase Square
 Chase Manhattan Bank NA                                                   6.3
 FBO Med Health System Inc 403 b Plan     Rochester, NY 14643
                                          One Chase Square
 Chase Manhattan Bank NA                                                   7.2
 FBO Hogares Inc 403(b) Plan              Rochester, NY 14643
 Chase Manhattan Bank NA
 FBO Life Care Retirement Communities     One Chase Square                13.9
 Inc Internal Revenue Code                Rochester, NY 14643
 403 (B) TDA Plan
                                           P.O. Box 8963
 Trustar                                                                  15.4
 FBO South Hills Orthopaedic Assoc 401k   Wilmington, DE 19899
 PARTNER RE RESTURANION - SALARY D        665 LOCUST ST                   20.7
                                          DES MOINES, IA 50309-3702
 GOVERNMENT SECURITIES FUND -
 INSTITUTIONAL CLASS
                                          711 HIGH STREET
 LIFETIME 2010 FUND                                                       28.7
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
 LIFETIME 2020 FUND                       711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20                                          41.4
                                          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
                                          711 HIGH STREET
 LIFETIME 2030 FUND                                                       29.7
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
 HIGH QUALITY INTERMEDIATE-TERM BOND
 FUND - ADVISORS SELECT CLASS
                                          711 HIGH STREET
 DELAWARE CHARTER GUARANTEE & TRUST                                       11.1
 FBO PRINCIPAL ADVANTAGE TRUST            DES MOINES, IA 50392
 ATTN:  RIS NPIO TRADE DESK
 HIGH QUALITY INTERMEDIATE-TERM BOND
 FUND - ADVISORS PREFERRED CLASS
 Trustar                                  P.O. BOX 8963                   21.5
 FBO  HERSHEY CREAMERY COMPANY 401A       WILMINGTON, DE 19899-8963
 HIGH QUALITY INTERMEDIATE-TERM BOND
 FUND - PREFERRED CLASS
 CHASE MANHATTAN BANK NA                  1 CHASE SQ                      62.2
 FBO CHIEF INDUSTRIES THRIFT PLAN         ROCHESTER, NY 14643-0001
 Chase Manhattan Bank NA                  One Chase Square
 FBO Cancer Therapy & Research                                            13.6
 Foundation Money Purchase                Rochester, NY 14643
 HIGH QUALITY LONG-TERM BOND FUND -
 ADVISORS SELECT CLASS
                                          P.O. Box 8963
 Trustar                                                                  45.3
 FBO Independent Publications Inc 401a    Wilmington, DE 19899
 HIGH QUALITY LONG-TERM BOND FUND -
 PREFERRED CLASS
 Indiana Trust & Investment Manage        3930 Edison Lakes
 FBO Muncie Aviation Profit Sharing &     Parkway, Suite 25               16.3
 Savings Plan                             Mishawaka, IN 46546
 Indiana Trust & Investment Manage        3930 Edison Lakes
 FBO Indiana Trust and Investment         Parkway, Suite 25                5.3
 Management Trust Company 401(k)          Mishawaka, IN 46546
 Profit Sharing Plan
 Indiana Trust & Investment Manage        3930 Edison Lakes
 FBO Speedgrip Chuck Inc Profit Sharing   Parkway, Suite 25               20.6
 Plan & Trust                             Mishawaka, IN 46546
 Indiana Trust & Investment Manage        3930 Edison Lakes
 FBO Laidig Inc Employees Retirement      Parkway, Suite 25                7.8
 Plan                                     Mishawaka, IN 46546
 Indiana Trust & Investment Manage        3930 Edison Lakes
 FBO Midland Engineering Co Inc           Parkway, Suite 25                7.8
 Employees Profit Sharing Plan & Trust    Mishawaka, IN 46546
 HIGH QUALITY SHORT-TERM BOND FUND -
 ADVISORS PREFERRED CLASS
 Trustar                                  P.O. BOX 8963                   97.6
 FBO  HERSHEY CREAMERY COMPANY 401A       WILMINGTON, DE 19899-8963
 HIGH QUALITY SHORT-TERM BOND FUND -
 PREFERRED CLASS
                                          One Chase Square
 Chase Manhattan Bank NA                                                  94.9
 FBO The Wesleyan Church Pension Plan     Rochester, NY 14643
 HIGH QUALITY SHORT-TERM BOND FUND -
 INSTITUTIONAL CLASS
                                          711 HIGH STREET
 LIFETIME 2010 FUND                                                       59.4
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
                                          711 HIGH STREET
 LIFETIME STRATEGIC INCOME FUND                                           40.4
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
 INTERNATIONAL EMERGING MARKETS FUND -
 ADVISORS PREFERRED CLASS
 DELAWARE CHARTER GUARANTEE & TRUST       711 HIGH STREET                 29.2
 FBO PRINCIPAL ADVANTAGE TRUST            DES MOINES, IA 50392
 ATTN:  RIS NPIO TRADE DESK
 INTERNATIONAL EMERGING MARKETS FUND -
 INSTITUTIONAL CLASS
                                          711 HIGH STREET
 LIFETIME 2020 FUND                                                       40.6
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
                                          711 HIGH STREET
 LIFETIME 2040 FUND                                                       13.4
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
                                          711 HIGH STREET
 LIFETIME 2050 FUND                                                        7.4
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
                                          711 HIGH STREET
 LIFETIME 2030 FUND                                                       38.1
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
 INTERNATIONAL FUND I - ADVISORS SELECT
 CLASS
                                          711 HIGH STREET
 DELAWARE CHARTER GUARANTEE & TRUST                                       27.3
 FBO PRINCIPAL ADVANTAGE TRUST            DES MOINES, IA 50392
 ATTN:  RIS NPIO TRADE DESK
                                          P.O. Box 8963
 Trustar                                                                   7.0
 FBO Ottenbergs Bakers Inc 401(k)         Wilmington, DE 19899
                                          P.O. Box 8963
 Trustar                                                                  14.4
 FBO X-Ray Industries Inc TDS Plan        Wilmington, DE 19899
                                          P.O. Box 8963
 Trustar                                                                  18.4
 FBO Independent Publications Inc 401a    Wilmington, DE 19899
 INTERNATIONAL FUND I - ADVISORS
 PREFERRED CLASS
 DELAWARE CHARTER GUARANTEE & TRUST       711 HIGH STREET
 FBO PRINCIPAL ADVANTAGE TRUST                                            50.1
                                          DES MOINES, IA 50392
 ATTN:  RIS NPIO TRADE DESK
                                          P.O. Box 8963
 Trustar                                                                  20.6
 FBO SVH Group 401k Profit Sharing Plan   Wilmington, DE 19899
 INTERNATIONAL FUND I - PREFERRED CLASS
 Chase Manhattan Bank NA                  One Chase Square
 FBO Bank Administration Institute 401K                                    5.6
 Plan                                     Rochester, NY 14643
 Chase Manhattan Bank NA                  One Chase Square
 FBO Cancer Therapy & Research                                            14.6
 Foundation Money Purchase                Rochester, NY 14643
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Capital District Physicians Health   Floor                           18.9
 Plan Inc 401(k)                          New York, NY 10004
 Profit Sharing Plan & Trust
 Trustar                                  P.O. Box 8963
 FBO Moran Towing CorP.O.ration Fleet                                     23.6
 Employee Retirement Plan                 Wilmington, DE 19899
 INTERNATIONAL FUND I - INSTITUTIONAL
 CLASS
                                          711 HIGH STREET
 LIFETIME 2010 FUND                                                       17.2
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
 LIFETIME 2020 FUND                       711 HIGH STREET                 22.7
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
                                          711 HIGH STREET
 LIFETIME 2040 FUND                                                        9.3
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
                                          711 HIGH STREET
 LIFETIME STRATEGIC INCOME FUND                                            5.6
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
                                          711 HIGH STREET
 LIFETIME 2030 FUND                                                       26.5
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
 P.O.ST RETIREMENT MEDICAL                PRINCIPAL FINANCIAL GROUP        9.7
 BENEFITS HO & FLD 5072                   DES MOINES, IA 50392-0480
 ATTN CRYSTAL MORRIS S-003-S60
 INTERNATIONAL FUND II - ADVISORS
 SELECT CLASS
 TRUSTAR                                  P.O. BOX 8963                    6.7
 FBO NATIONAL AUTOMATED CLEARING HOUSE    WILMINGTON, DE 19899-8963
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO National Automated Clearing House    Floor                           15.3
 Association 401(k) Plan                  New York, NY 10004
 Trustar                                  P.O. Box 8963
 FBO Finance America 401k elective Def                                    35.1
 P/S                                      Wilmington, DE 19899
 INTERNATIONAL FUND II - SELECT CLASS
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Avery Health Care Services Tax       Floor                           21.4
 Deferred Annuity Plan                    New York, NY 10004
 INTERNATIONAL FUND II - ADVISORS
 PREFERRED CLASS
 Trustar                                  P.O. BOX 8963                   66.8
 FBO  HERSHEY CREAMERY COMPANY 401A       WILMINGTON, DE 19899-8963
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Center for Effective Public          Floor                            8.3
 P.O.licy Inc 401(k) Savings Plan         New York, NY 10004
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO West-Air Comm Federal Credit Union   Floor                            5.0
 Profit Sharing Plan                      New York, NY 10004
 INTERNATIONAL FUND II - PREFERRED
 CLASS
 JP MORGAN CHASE TRUSTEE                  4 NEW YORK PLZ FL 2             10.0
 FBO KENTUCKY BANKERS ASSOCIATION 401A    NEW YORK, NY 10004-2413
 TRUSTAR TRUSTEE                          P.O. BOX 8963                    9.8
 FBO SHEET METAL WORKERS SILGAN PROD      WILMINGTON, DE 19899-8963
 Trustar                                  P.O. Box 8963
 FBO Computer Applications Specialists                                    31.8
 Inc 401(k)                               Wilmington, DE 19899
                                          665 LOCUST ST                   14.7
 PARTNER RE RESTURANION - SALARY D        DES MOINES, IA 50309-3702
 INTERNATIONAL FUND II - INSTITUTIONAL
 CLASS
 PRINCIPAL LIFE INSURANCE CO              P.O. BOX 9397                  100.0
 C/O PENSION TRADE DESK                   DES MOINES, IA 50306-9397
 INTERNATIONAL SMALLCAP FUND - ADVISORS
 SELECT CLASS
 Trustar                                  P.O. Box 8963
 FBO Quaker Windows Products 401k                                         10.1
 Profit Sharing Plan & Trust              Wilmington, DE 19899
 Trustar                                  P.O. Box 8963
 FBO Robbins Motor TransP.O.rtation Inc                                    5.7
 401k plan                                Wilmington, DE 19899
 Trustar                                  P.O. Box 8963
 FBO Acme Corrugated Box Co Inc Profit                                    17.6
 Sharing (401k)                           Wilmington, DE 19899
 INTERNATIONAL SMALLCAP FUND - ADVISORS
 PREFERRED CLASS
                                          711 HIGH STREET
 DELAWARE CHARTER GUARANTEE & TRUST                                       20.9
 FBO PRINCIPAL ADVANTAGE TRUST            DES MOINES, IA 50392
 ATTN:  RIS NPIO TRADE DESK
 Trustar                                  P.O. Box 8963
 FBO Rhode Island Distributing Company                                    25.6
 401(k) Profit Sharing Plan               Wilmington, DE 19899
 INTERNATIONAL SMALLCAP FUND -
 PREFERRED CLASS
 Chase Manhattan Bank NA                  One Chase Square
 FBO Howard Community Hospital (Money                                     33.0
 Purchase Plan)                           Rochester, NY 14643
 INTERNATIONAL SMALLCAP FUND -
 INSTITUTIONAL CLASS
                                          711 HIGH STREET
 LIFETIME 2040 FUND                                                       63.8
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
                                          711 HIGH STREET
 LIFETIME 2050 FUND                                                       35.3
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
 LARGECAP GROWTH FUND - ADVISORS SELECT
 CLASS
                                          P.O. Box 8963
 Trustar                                                                   6.9
 FBO Steere Enterprises Inc (401K)        Wilmington, DE 19899
 LARGECAP GROWTH FUND - ADVISORS
 PREFERRED CLASS
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Professional Counseling Services     Floor                            5.7
 403b Plan                                New York, NY 10004
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Target Specialty Products 401k       Floor                            7.5
 profit sharing plan                      New York, NY 10004
                                          4 New York Plaza, 2nd
 JP Morgan Chase                          Floor                           31.5
 FBO Western Exterminator Co 401(k)       New York, NY 10004
 LARGECAP GROWTH FUND - PREFERRED CLASS
 Chase Manhattan Bank NA                  One Chase Square
 FBO MacNeil/Lehrer Productions Savings                                   54.4
 and 401(k) Plan                          Rochester, NY 14643
 LARGECAP GROWTH FUND - INSTITUTIONAL
 CLASS
                                          711 HIGH STREET
 LIFETIME 2010 FUND                                                       12.8
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
 LIFETIME 2020 FUND                       711 HIGH STREET                 19.5
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
                                          711 HIGH STREET
 LIFETIME 2040 FUND                                                        8.1
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
                                          711 HIGH STREET
 LIFETIME 2030 FUND                                                       20.5
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
 P.O.ST RETIREMENT MEDICAL                PRINCIPAL FINANCIAL GROUP       20.5
 BENEFITS HO & FLD 5072                   DES MOINES, IA 50392-0480
 ATTN CRYSTAL MORRIS S-003-S60
 LARGECAP S&P 500 INDEX FUND - ADVISORS
 SELECT CLASS
 Trustar
 FBO Capitol Sprinkler Contracting Inc    P.O. Box 8963                    8.3
 401k plan                                Wilmington, DE 19899
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO National Automated Clearing House    Floor                            7.6
 Association 401(k) Plan                  New York, NY 10004
                                          P.O. Box 8963
 Trustar                                                                  15.6
 FBO X-Ray Industries Inc TDS Plan        Wilmington, DE 19899
 Trustar                                  P.O. Box 8963
 FBO Patterson Schwartz & Assoc Inc                                       12.0
 401(k)                                   Wilmington, DE 19899
 LARGECAP S&P 500 INDEX FUND - SELECT
 CLASS
 Chase Manhattan Bank NA                  One Chase Square
 FBO From the Heart Church Ministries                                      9.9
 (403b Plan)                              Rochester, NY 14643
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Avery Health Care Services Money     Floor                           20.9
 Purhase Plan                             New York, NY 10004
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO American Immigration Lawyers         Floor                            7.5
 Association 401(k)                       New York, NY 10004
 Profit Sharing Plan & Trust
 LARGECAP S&P 500 INDEX FUND - ADVISORS
 PREFERRED CLASS
                                          711 HIGH STREET
 DELAWARE CHARTER GUARANTEE & TRUST                                       25.4
 FBO PRINCIPAL ADVANTAGE TRUST            DES MOINES, IA 50392
 ATTN:  RIS NPIO TRADE DESK
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Walker Methodist 401a Retirement     Floor                           12.3
 Savings Plan                             New York, NY 10004
 Trustar                                   P.O. Box 8963                  14.8
 FBO Bioproducts Inc 401k Plan            Wilmington, DE 19899
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Virginia Education Association       Floor                            8.5
 401(k) Retirement Plan                   New York, NY 10004
 Trustar                                  P.O. Box 8963
 FBO Great Lakes Reit Savings &                                            5.0
 Retirement Plan-401k                     Wilmington, DE 19899
 LARGECAP S&P 500 INDEX FUND -
 PREFERRED CLASS
                                          One Chase Square
 Chase Manhattan Bank NA                                                   5.2
 FBO The Wesleyan Church Pension Plan     Rochester, NY 14643
 CHASE MANHATTAN BANK NA                  1 CHASE SQ                       5.3
 FBO CHIEF INDUSTRIES THRIFT PLAN         ROCHESTER, NY 14643-0001
                                          P.O. Box 8963
 Trustar                                                                   5.8
 FBO National Geographic 403(b) Plan      Wilmington, DE 19899
 LARGECAP VALUE FUND - ADVISORS SELECT
 CLASS
                                          711 HIGH STREET
 DELAWARE CHARTER GUARANTEE & TRUST                                       49.1
 FBO PRINCIPAL ADVANTAGE TRUST            DES MOINES, IA 50392
 ATTN:  RIS NPIO TRADE DESK
 LARGECAP VALUE FUND - ADVISORS
 PREFERRED CLASS
                                          P.O. Box 8963
 Trustar                                                                  19.9
 FBO Imperial Home Decor Group 401k       Wilmington, DE 19899
 LARGECAP VALUE FUND - PREFERRED CLASS
 Chase Manhattan Bank NA                  One Chase Square
 FBO MacNeil/Lehrer Productions Savings                                   39.7
 and 401(k) Plan                          Rochester, NY 14643
 Trustar                                  P.O. Box 8963
 FBO Computer Applications Specialists                                    26.1
 Inc 401(k)                               Wilmington, DE 19899
 LARGECAP VALUE FUND - INSTITUTIONAL
 CLASS
                                          711 HIGH STREET
 LIFETIME 2010 FUND                                                       12.7
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
                                          711 HIGH STREET
 LIFETIME 2020 FUND                                                       21.0
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
                                          711 HIGH STREET
 LIFETIME 2040 FUND                                                        9.3
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
 LIFETIME 2030 FUND                       711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20                                          21.8
                                          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
 P.O.ST RETIREMENT MEDICAL                PRINCIPAL FINANCIAL GROUP       17.6
 BENEFITS HO & FLD 5072                   DES MOINES, IA 50392-0480
 ATTN CRYSTAL MORRIS S-003-S60
 MIDCAP BLEND FUND - ADVISORS PREFERRED
 CLASS
                                          711 HIGH STREET
 DELAWARE CHARTER GUARANTEE & TRUST                                       35.3
 FBO PRINCIPAL ADVANTAGE TRUST            DES MOINES, IA 50392
 ATTN:  RIS NPIO TRADE DESK
 Trustar                                  P.O. Box 8963
 FBO Yaggy Colby & Associate Inc 401(k)                                   11.1
 Profit Sharing Plan                      Wilmington, DE 19899
 MIDCAP BLEND FUND - PREFERRED CLASS
                                          665 LOCUST ST                    7.0
 II-VI INC DEFFERRED COMPENSATIONS PLAN   DES MOINES, IA 50309-3702
                                           691 N SQUIRREL RD STE
                                          100
                                          AUBURN HILLS, MI                 8.3
 MEEMIC DEFERRED COMPENSATION PLAN        48326-2848
 MIDCAP GROWTH FUND - ADVISORS SELECT
 CLASS
                                          711 HIGH STREET
 DELAWARE CHARTER GUARANTEE & TRUST                                       14.8
 FBO PRINCIPAL ADVANTAGE TRUST            DES MOINES, IA 50392
 ATTN:  RIS NPIO TRADE DESK
                                          P.O. Box 8963
 Trustar                                                                   8.3
 FBO X-Ray Industries Inc TDS Plan        Wilmington, DE 19899
 MIDCAP S&P 400 INDEX FUND - ADVISORS
 SELECT CLASS
                                          P.O. BOX 8963
 TRUSTAR TRUSTEE                                                           9.0
 FBO CHERNER AUTOMOTIVE GROUP INC         WILMINGTON, DE 19899-8963
 ATTN ROSALIE BREDBENNER
 Trustar                                  P.O. Box 8963
 FBO Capitol Sprinkler Contracting Inc                                    13.4
 401k plan                                Wilmington, DE 19899
 MIDCAP S&P 400 INDEX FUND - SELECT
 CLASS
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Avery Health Care Services Money     Floor                            9.3
 Purhase Plan                             New York, NY 10004
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Avery Health Care Services Tax       Floor                           14.1
 Deferred Annuity Plan                    New York, NY 10004
 MIDCAP S&P 400 INDEX FUND - ADVISORS
 PREFERRED CLASS
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Walker Methodist 401a Retirement     Floor                           16.1
 Savings Plan                             New York, NY 10004
                                          P.O. Box 8963
 Trustar                                                                   6.6
 FBO Imperial Home Decor Group 401k       Wilmington, DE 19899
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Greater MinneaP.O.lis Convention &   Floor                            5.3
 Visitors Association 401k                New York, NY 10004
 Plan and Trust
 MIDCAP S&P 400 INDEX FUND - PREFERRED
 CLASS
                                          One Chase Square
 Chase Manhattan Bank NA                                                  34.7
 FBO The Wesleyan Church Pension Plan     Rochester, NY 14643
 Chase Manhattan Bank NA                  One Chase Square
 FBO Howard Community Hospital (Money                                      7.0
 Purchase Plan)                           Rochester, NY 14643
                                          P.O. Box 8963
 Trustar                                                                  10.1
 FBO National Geographic 403(b) Plan      Wilmington, DE 19899
 Trustar                                  P.O. Box 8963
 FBO The Washington Trust Company                                         11.8
 401(k) Plan                              Wilmington, DE 19899
 MIDCAP VALUE FUND - SELECT CLASS
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Avery Health Care Services Money     Floor                           74.4
 Purhase Plan                             New York, NY 10004
 MIDCAP VALUE FUND - ADVISORS PREFERRED
 CLASS
                                          711 HIGH STREET
 DELAWARE CHARTER GUARANTEE & TRUST                                       98.3
 FBO PRINCIPAL ADVANTAGE TRUST            DES MOINES, IA 50392
 ATTN:  RIS NPIO TRADE DESK
 MIDCAP VALUE FUND - PREFERRED CLASS
 PARTNER RE RESTURANION - SALARY D        665 LOCUST ST                   69.1
                                          DES MOINES, IA 50309-3702
 MONEY MARKET FUND - ADVISORS SELECT
 CLASS
 Trustar                                  P.O. Box 8963
 FBO John W Kennedy Co Inc Profit                                         32.8
 Sharing Plan                             Wilmington, DE 19899
                                          P.O. Box 8963
 Trustar                                                                  58.1
 FBO Souther Lumber Company 401(k)        Wilmington, DE 19899
 MONEY MARKET FUND - ADVISORS PREFERRED
 CLASS
                                          711 HIGH STREET
 DELAWARE CHARTER GUARANTEE & TRUST                                       28.4
 FBO PRINCIPAL ADVANTAGE TRUST            DES MOINES, IA 50392
 ATTN:  RIS NPIO TRADE DESK
 Trustar                                  P.O. BOX 8963
 FBO Anthony Timberlands Inc 401 ( k )                                    53.5
 Plan and Trust                           WILMINGTON, DE 19899-8963
 Trustar                                  P.O. Box 8963
 FBO Percussion Software 401 (k)                                          14.9
 Savings Plan                             Wilmington, DE 19899
 MONEY MARKET FUND - PREFERRED CLASS
                                          P.O. BOX 8963
 TRUSTAR TRUSTEE                                                          52.4
 FBO SHEET METAL WORKERS SILGAN PROD      WILMINGTON, DE 19899-8963
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO G E C Alsthom 401K Profit Sharing    Floor                            6.6
 Plan                                     New York, NY 10004
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Technoserve Inc Money Purchase       Floor                           13.7
 Plan                                     New York, NY 10004
 MONEY MARKET FUND - INSTITUTIONAL
 CLASS
                                          711 HIGH STREET
 LIFETIME STRATEGIC INCOME FUND                                           99.5
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
 PARTNERS LARGECAP BLEND FUND -
 ADVISORS SELECT CLASS
                                          P.O. BOX 8963
 TRUSTAR TRUSTEE                                                           7.8
 FBO CHERNER AUTOMOTIVE GROUP INC         WILMINGTON, DE 19899-8963
 ATTN ROSALIE BREDBENNER
                                          P.O. Box 8963
 Trustar                                                                   5.8
 FBO Steere Enterprises Inc (401K)        Wilmington, DE 19899
 Trustar                                  P.O. Box 8963                    8.1
 FBO Rainbow Apparel 401(k)               Wilmington, DE 19899
                                          P.O. Box 8963
 Trustar                                                                  22.7
 FBO Independent Publications Inc 401a    Wilmington, DE 19899
 Trustar                                  P.O. Box 8963
 FBO NYSARC Inc Sullivan County Chapter                                   20.7
 401(k) Plan                              Wilmington, DE 19899
 Trustar                                  P.O. Box 8963                    5.2
 FBO Happy Kids Ltd 401k Plan             Wilmington, DE 19899
 PARTNERS LARGECAP BLEND FUND -
 ADVISORS PREFERRED CLASS
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO American Hotel and Lodging           Floor                           13.3
 Association 401k Plan                    New York, NY 10004
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Virginia Education Association       Floor                           34.2
 401(k) Retirement Plan                   New York, NY 10004
 Trustar                                  P.O. Box 8963
 FBO Bard Manufacturing Co Savings and                                    21.0
 Profit Sharing Plan                      Wilmington, DE 19899
 PARTNERS LARGECAP BLEND FUND -
 PREFERRED CLASS
 Chase Manhattan Bank NA                  One Chase Square
 FBO Ohio Education Association 401(k)                                     8.9
 Plan                                     Rochester, NY 14643
 Alvarez and Marsal Inc (401K)            599 Lexington Ave, Suite
 FBO Alvarez & Marsal Inc 401(k) Profit   2700                            24.2
 Sharing Plan                             New York, NY 10022
                                          P.O. Box 8963
 Trustar                                                                   6.7
 FBO South Hills Orthopaedic Assoc 401k   Wilmington, DE 19899
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Public Housing Agency of the City    Floor                           19.3
 of St Paul 401(a)MPP Plan                New York, NY 10004
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Skaggs Community Health Center       Floor                            7.1
 403(b) Plan                              New York, NY 10004
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Capital District Physicians Health   Floor                           12.6
 Plan Inc 401(k)                          New York, NY 10004
 Profit Sharing Plan & Trust
 Trustar                                  P.O. Box 8963
 FBO Moran Towing CorP.O.ration Fleet                                     17.5
 Employee Retirement Plan                 Wilmington, DE 19899
 PARTNERS LARGECAP BLEND FUND -
 INSTITUTIONAL CLASS
 PRINCIPAL LIFE INSURANCE CO              P.O. BOX 9397                  100.0
 C/O PENSION TRADE DESK                   DES MOINES, IA 50306-9397
 PARTNERS LARGECAP BLEND FUND I -
 ADVISORS PREFERRED CLASS
                                          711 HIGH STREET
 DELAWARE CHARTER GUARANTEE & TRUST                                       40.9
 FBO PRINCIPAL ADVANTAGE TRUST            DES MOINES, IA 50392
 ATTN:  RIS NPIO TRADE DESK
 PARTNERS LARGECAP BLEND FUND I -
 PREFERRED CLASS
                                          One Chase Square
 Chase Manhattan Bank NA                                                  28.5
 FBO Applewood Centers Inc Tax            Rochester, NY 14643
 Deferred Annuity Plan
 Chase Manhattan Bank NA                  One Chase Square
 FBO Applewod Centers Inc Defined                                         17.6
 Contribution Pension Plan                Rochester, NY 14643
 PARTNERS LARGECAP GROWTH FUND - CLASS
 J
 PRINCIPAL LIFE INSURANCE COMPANY CUST    5008 TRAPPERS RD NW             10.1
 IRA OF KENNETH HORNE                     WILSON, NC 27896-8729
 PARTNERS LARGECAP GROWTH FUND I -
 ADVISORS SELECT CLASS
                                          P.O. BOX 8963
 TRUSTAR TRUSTEE                                                           5.8
 FBO CHERNER AUTOMOTIVE GROUP INC         WILMINGTON, DE 19899-8963
 ATTN ROSALIE BREDBENNER
                                          P.O. Box 8963
 Trustar                                                                   9.2
 FBO X-Ray Industries Inc TDS Plan        Wilmington, DE 19899
                                          P.O. Box 8963
 Trustar                                                                  13.6
 FBO Independent Publications Inc 401a    Wilmington, DE 19899
 Trustar                                  P.O. Box 8963
 FBO Acme Corrugated Box Co Inc Profit                                    14.0
 Sharing (401k)                           Wilmington, DE 19899
                                          P.O. Box 8963
 Trustar                                                                   7.2
 FBO Happy Kids Ltd 401k Plan             Wilmington, DE 19899
 PARTNERS LARGECAP GROWTH FUND I -
 SELECT CLASS
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Avery Health Care Services Tax       Floor                           16.7
 Deferred Annuity Plan                    New York, NY 10004
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO American Immigration Lawyers         Floor                           15.9
 Association 401(k) Profit Sharing        New York, NY 10004
 Plan & Trust
 PARTNERS LARGECAP GROWTH FUND I -
 ADVISORS PREFERRED CLASS
                                          P.O. BOX 8963
 Trustar                                  WILMINGTON, DE 19899-8963       21.0
 FBO  HERSHEY CREAMERY COMPANY 401A
                                          4 New York Plaza, 2nd
 JP Morgan Chase                          Floor                           17.5
 FBO Western Exterminator Co 401(k)       New York, NY 10004
 Trustar                                  P.O. BOX 8963
 FBO Rhode Island Distributing Company                                    12.1
 401(k) Profit Sharing Plan               WILMINGTON, DE 19899-8963
                                          P.O. Box 8963
 Trustar                                                                   7.4
 FBO SVH Group 401k Profit Sharing Plan   Wilmington, DE 19899
                                          4 New York Plaza, 2nd
 JP Morgan Chase                          Floor                            5.5
 FBO Association for Supervision and      New York, NY 10004
 Curriculum Development 403b Plan
 PARTNERS LARGECAP GROWTH FUND I -
 PREFERRED CLASS
                                          One Chase Square
 Chase Manhattan Bank NA                                                   6.4
 FBO Med Health System Inc 403 b Plan     Rochester, NY 14643
                                          One Chase Square
 Chase Manhattan Bank NA                                                  13.4
 FBO Hartz Mountain Group 401K plan       Rochester, NY 14643
 Chase Manhattan Bank NA                  One Chase Square
 FBO Bank Administration Institute 401K                                    9.1
 Plan                                     Rochester, NY 14643
                                          P.O. Box 8963
 Trustar                                                                   9.2
 FBO National Geographic 401(k) Plan      Wilmington, DE 19899
                                          P.O. Box 8963
 Trustar                                                                   5.2
 FBO National Geographic 403(b) Plan      Wilmington, DE 19899
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Skaggs Community Health Center       Floor                            9.6
 403(b) Plan                              New York, NY 10004
 Trustar                                  P.O. Box 8963
 FBO The Washington Trust Company                                         10.5
 401(k) Plan                              Wilmington, DE 19899
 PARTNERS LARGECAP GROWTH FUND I -
 INSTITUTIONAL CLASS
 PRINCIPAL LIFE INSURANCE CO              P.O. BOX 9397                   95.3
 C/O PENSION TRADE DESK                   DES MOINES, IA 50306-9397
 PARTNERS LARGECAP GROWTH FUND II -
 PREFERRED CLASS
 JP MORGAN CHASE TRUSTEE                  4 NEW YORK PLZ FL 2             95.3
 FBO KENTUCKY BANKERS ASSOCIATION 401A    NEW YORK, NY 10004-2413
 PARTNERS LARGECAP GROWTH FUND II -
 INSTITUTIONAL CLASS
 PRINCIPAL LIFE INSURANCE CO              P.O. BOX 9397                   85.9
 C/O PENSION TRADE DESK                   DES MOINES, IA 50306-9397
 PARTNERS LARGECAP VALUE FUND -
 ADVISORS SELECT CLASS
 JP MORGAN CHASE TRUSTEE                  4 NEW YORK PLZ FL 2             12.0
 FBO PACKAGING SERVICES OF MARYLAND INC   NEW YORK, NY 10004-2413
                                          P.O. Box 8963
 Trustar                                                                   7.8
 FBO Steere Enterprises Inc (401K)        Wilmington, DE 19899
 Trustar                                  P.O. Box 8963
 FBO Quaker Windows Products 401k                                          7.3
 Profit Sharing Plan & Trust              Wilmington, DE 19899
                                          P.O. Box 8963
 Trustar                                                                  10.3
 FBO Ottenbergs Bakers Inc 401(k)         Wilmington, DE 19899
                                          4 New York Plaza, 2nd
 JP Morgan Chase                          Floor                            6.8
 FBO PSI Group Inc 401(k) Plan            New York, NY 10004
 Trustar                                  P.O. Box 8963
 FBO Bodon Industries Inc 401k Profit                                      9.1
 Sharing Plan                             Wilmington, DE 19899
 Trustar                                  P.O. Box 8963
 FBO Acme Corrugated Box Co Inc Profit                                     7.6
 Sharing (401k)                           Wilmington, DE 19899
 PARTNERS LARGECAP VALUE FUND - SELECT
 CLASS
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Avery Health Care Services Tax       Floor                           17.5
 Deferred Annuity Plan                    New York, NY 10004
 PARTNERS LARGECAP VALUE FUND -
 ADVISORS PREFERRED CLASS
 Trustar                                  P.O. BOX 8963
 FBO Bard Manufacturing Co Savings and                                     9.2
 Profit Sharing Plan                      WILMINGTON, DE 19899-8963
 Trustar                                  P.O. BOX 8963
 FBO Harrington Industrial Plastics Inc                                    7.5
 401(k)                                   WILMINGTON, DE 19899-8963
 Trustar                                  P.O. BOX 8963                   18.4
 FBO  HERSHEY CREAMERY COMPANY 401A       WILMINGTON, DE 19899-8963
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Virginia Education Association       Floor                           18.1
 401(k) Retirement Plan                   New York, NY 10004
                                          4 New York Plaza, 2nd
 JP Morgan Chase                          Floor                           13.0
 FBO Western Exterminator Co 401 (k)      New York, NY 10004
 PARTNERS LARGECAP VALUE FUND -
 PREFERRED CLASS
                                          One Chase Square
 Chase Manhattan Bank NA                                                  11.0
 FBO Med Health System Inc 403 b Plan     Rochester, NY 14643
                                          One Chase Square
 Chase Manhattan Bank NA                                                   6.2
 FBO Hartz Mountain Group 401K plan       Rochester, NY 14643
 Chase Manhattan Bank NA                  One Chase Square
 FBO Bank Administration Institute 401K                                    7.7
 Plan                                     Rochester, NY 14643
                                          P.O. Box 8963
 Trustar                                                                  10.7
 FBO National Geographic 403(b) Plan      Wilmington, DE 19899
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Skaggs Community Health Center       Floor                           12.9
 403(b) Plan                              New York, NY 10004
 Trustar                                  P.O. Box 8963
 FBO The Washington Trust Company                                         11.8
 401(k) Plan                              Wilmington, DE 19899
 Trustar                                  P.O. Box 8963
 FBO Eriez Manufacturing Company 401k                                      7.1
 Profit Sharing Plan                      Wilmington, DE 19899
 PARTNERS LARGECAP VALUE FUND -
 INSTITUTIONAL CLASS
 PRINCIPAL LIFE INSURANCE CO              P.O. BOX 9397                   95.6
 C/O PENSION TRADE DESK                   DES MOINES, IA 50306-9397
 PARTNERS MIDCAP BLEND FUND - ADVISORS
 SELECT CLASS
 Trustar                                  P.O. Box 8963
 FBO Staley Elevator Company 401k                                         11.4
 profit sharing plan                      Wilmington, DE 19899
 PARTNERS MIDCAP BLEND FUND - PREFERRED
 CLASS
 Chase Manhattan Bank NA                  One Chase Square
 FBO Northeastern Mental Health Center                                    12.2
 Retirement Plan                          Rochester, NY 14643
 PARTNERS MIDCAP BLEND FUND -
 INSTITUTIONAL CLASS
 PRINCIPAL LIFE INSURANCE CO              P.O. BOX 9397                   93.8
 C/O PENSION TRADE DESK                   DES MOINES, IA 50306-9397
 PARTNERS MIDCAP GROWTH FUND - ADVISORS
 SELECT CLASS
 Trustar                                  P.O. Box 8963
 FBO Precision Color Inc 401k Profit                                      55.1
 Sharing Plan & Trust                     Wilmington, DE 19899
 Trustar                                  P.O. Box 8963                   15.1
 FBO Rainbow Apparel 401(k)               Wilmington, DE 19899
 Trustar                                  P.O. Box 8963
 FBO Acme Corrugated Box Co Inc Profit                                     5.2
 Sharing (401k)                           Wilmington, DE 19899
 PARTNERS MIDCAP GROWTH FUND - ADVISORS
 PREFERRED CLASS
                                          711 HIGH STREET
 DELAWARE CHARTER GUARANTEE & TRUST                                       11.3
 FBO PRINCIPAL ADVANTAGE TRUST            DES MOINES, IA 50392
 ATTN:  RIS NPIO TRADE DESK
 Trustar                                  P.O. BOX 8963                   42.7
 FBO  HERSHEY CREAMERY COMPANY 401A       WILMINGTON, DE 19899-8963
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Center for Effective Public          Floor                            5.1
 P.O.licy Inc 401(k) Savings Plan         New York, NY 10004
                                          P.O. Box 8963
 Trustar                                                                   9.9
 FBO SVH Group 401k Profit Sharing Plan   Wilmington, DE 19899
                                          One Chase Square
 Chase Manhattan Bank NA                                                   5.1
 FBO Hartz Mountain Group 401K plan       Rochester, NY 14643
 PARTNERS MIDCAP GROWTH FUND -
 PREFERRED CLASS
 TRUSTAR                                  P.O. BOX 8963                   26.8
 FBO SYMPHONY FABRICS CORP (401K)         WILMINGTON, DE 19899-8963
 Chase Manhattan Bank NA                  One Chase Square
 FBO Lansing Regional Chamber of                                           5.6
 Commerce 401(k) Plan                     Rochester, NY 14643
                                          P.O. Box 8963
 Trustar                                                                   5.1
 FBO South Hills Orthopaedic Assoc 401k   Wilmington, DE 19899
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Capital District Physicians Health   Floor                           31.4
 Plan Inc 401(k)                          New York, NY 10004
 Profit Sharing Plan & Trust
 PARTNERS MIDCAP VALUE FUND - ADVISORS
 SELECT CLASS
                                          711 HIGH STREET
 DELAWARE CHARTER GUARANTEE & TRUST                                        9.2
 FBO PRINCIPAL ADVANTAGE TRUST            DES MOINES, IA 50392
 ATTN:  RIS NPIO TRADE DESK
 Trustar                                  P.O. Box 8963
 FBO Robbins Motor TransP.O.rtation Inc                                   11.3
 401k plan                                Wilmington, DE 19899
 PARTNERS MIDCAP VALUE FUND - ADVISORS
 PREFERRED CLASS
 Trustar                                  P.O. BOX 8963                   26.3
 FBO  HERSHEY CREAMERY COMPANY 401A       WILMINGTON, DE 19899-8963
 Trustar                                  P.O. Box 8963
 FBO Bard Manufacturing Co Savings and                                    12.2
 Profit Sharing Plan                      Wilmington, DE 19899
 PARTNERS MIDCAP VALUE FUND - PREFERRED
 CLASS
                                          One Chase Square
 Chase Manhattan Bank NA                                                  13.0
 FBO Med Health System Inc 403 b Plan     Rochester, NY 14643
                                          One Chase Square
 Chase Manhattan Bank NA                                                   5.6
 FBO Hartz Mountain Group 401K plan       Rochester, NY 14643
 Chase Manhattan Bank NA                  One Chase Square
 FBO Lansing Regional Chamber of                                           6.7
 Commerce 401(k) Plan                     Rochester, NY 14643
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Capital District Physicians Health   Floor                           13.7
 Plan Inc 401(k)                          New York, NY 10004
 Profit Sharing Plan & Trust
 PARTNERS MIDCAP VALUE FUND -
 INSTITUTIONAL CLASS
 PRINCIPAL LIFE INSURANCE CO              P.O. BOX 9397                   97.8
 C/O PENSION TRADE DESK                   DES MOINES, IA 50306-9397
 PARTNERS SMALLCAP GROWTH FUND I -
 ADVISORS SELECT CLASS
 Trustar                                  P.O. Box 8963
 FBO Robbins Motor TransP.O.rtation Inc                                    8.0
 401k plan                                Wilmington, DE 19899
                                          P.O. Box 8963
 Trustar                                                                  22.2
 FBO Ottenbergs Bakers Inc 401(k)         Wilmington, DE 19899
 PARTNERS SMALLCAP GROWTH FUND I -
 ADVISORS PREFERRED CLASS
 Trustar                                  P.O. Box 8963
 FBO Atlantic CorP.O.ration of                                            30.5
 Wilmington Inc 401(k) PS Plan            Wilmington, DE 19899
                                          P.O. Box 8963
 Trustar                                                                  13.9
 FBO SVH Group 401k Profit Sharing Plan   Wilmington, DE 19899
                                          4 New York Plaza, 2nd
 JP Morgan Chase                          Floor                            8.9
 FBO Western Exterminator Co 401 (k)      New York, NY 10004
 PARTNERS SMALLCAP GROWTH FUND I -
 INSTITUTIONAL CLASS
 PRINCIPAL LIFE INSURANCE CO              P.O. BOX 9397                   93.2
 C/O PENSION TRADE DESK                   DES MOINES, IA 50306-9397
 PARTNERS SMALLCAP GROWTH FUND I -
 PREFERRED CLASS
                                          One Chase Square
 Chase Manhattan Bank NA                                                  15.3
 FBO Adelphoi Village INc 401(k) PLan     Rochester, NY 14643
 Trustar                                  P.O. Box 8963
 FBO Computer Applications Specialists                                    31.3
 Inc 401(k)                               Wilmington, DE 19899
 PARTNERS SMALLCAP GROWTH FUND II -
 ADVISORS SELECT CLASS
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Parkview Community Hospital          Floor                           21.6
 Medical Center 401a Plan                 New York, NY 10004
                                          P.O. Box 8963
 Trustar                                                                  51.3
 FBO Independent Publications Inc 401a    Wilmington, DE 19899
 Trustar                                  P.O. Box 8963                   14.2
 FBO Happy Kids Ltd 401k Plan             Wilmington, DE 19899
 PARTNERS SMALLCAP GROWTH FUND II -
 ADVISORS PREFERRED CLASS
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Center for Effective Public          Floor                            9.7
 P.O.licy Inc 401(k) Savings Plan         New York, NY 10004
 Trustar                                  P.O. Box 8963
 FBO Rhode Island Distributing Company                                    66.9
 401(k) Profit Sharing Plan               Wilmington, DE 19899
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO American Hotel and Lodging           Floor                           15.7
 Association 401k Plan                    New York, NY 10004
 PARTNERS SMALLCAP GROWTH FUND II -
 PREFERRED CLASS
 JP MORGAN CHASE TRUSTEE                  4 NEW YORK PLZ FL 2             13.3
 FBO KENTUCKY BANKERS ASSOCIATION 401A    NEW YORK, NY 10004-2413
 Trustar                                  P.O. Box 8963
 FBO Moran Towing CorP.O.ration 401k                                      21.0
 Plan                                     Wilmington, DE 19899
 Trustar                                  P.O. Box 8963
 FBO Moran Towing CorP.O.ration Fleet                                     64.0
 Employee Retirement Plan                 Wilmington, DE 19899
 PARTNERS SMALLCAP GROWTH FUND II -
 INSTITUTIONAL CLASS
 PRINCIPAL LIFE INSURANCE CO              P.O. BOX 9397                   99.9
 C/O PENSION TRADE DESK                   DES MOINES, IA 50306-9397
 PARTNERS SMALLCAP VALUE FUND -
 ADVISORS SELECT CLASS
 JP MORGAN CHASE TRUSTEE                  4 NEW YORK PLZ FL 2             10.2
 FBO PACKAGING SERVICES OF MARYLAND INC   NEW YORK, NY 10004-2413
 Trustar                                  P.O. Box 8963
 FBO Cini-Little International Inc                                         6.9
 (401k) Plan                              Wilmington, DE 19899
                                          P.O.. Box 8963
 Trustar                                                                   7.9
 FBO Ottenbergs Bakers Inc 401(k)         Wilmington, DE 19899
 Trustar                                  P.O. Box 8963
 FBO Staley Elevator Company 401k                                          6.0
 profit sharing plan                      Wilmington, DE 19899
 PARTNERS SMALLCAP VALUE FUND -
 ADVISORS PREFERRED CLASS
                                          4 New York Plaza, 2nd
 JP Morgan Chase                          Floor                           12.3
 FBO Western Exterminator Co 401(k)       New York, NY 10004
 Trustar                                  P.O. Box 8963
 FBO Bard Manufacturing Co Savings and                                    46.1
 Profit Sharing Plan                      Wilmington, DE 19899
 PARTNERS SMALLCAP VALUE FUND -
 PREFERRED CLASS
 CHASE MANHATTAN BANK NA                  1 CHASE SQ                      16.2
 FBO CHIEF INDUSTRIES THRIFT PLAN         ROCHESTER, NY 14643-0001
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Education Minnesota 401a             Floor                           11.5
 Retirement Plan                          New York, NY 10004
                                          P.O. Box 8963
 Trustar                                                                   5.1
 FBO South Hills Orthopaedic Assoc 401k   Wilmington, DE 19899
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Public Housing Agency of the City    Floor                            8.5
 of St Paul 401(a)MPP Plan                New York, NY 10004
                                          P.O. Box 8963
 Trustar                                                                   9.8
 FBO National Geographic 403(b) Plan      Wilmington, DE 19899
 Trustar                                  P.O. Box 8963
 FBO Eriez Manufacturing Company 401k                                      8.5
 Profit Sharing Plan                      Wilmington, DE 19899
 PARTNERS SMALLCAP VALUE FUND -
 INSTITUTIONAL CLASS
 PRINCIPAL LIFE INSURANCE CO              P.O. BOX 9397                  100.0
 C/O PENSION TRADE DESK                   DES MOINES, IA 50306-9397
 PREFERRED SECURITIES FUND -
 INSTITUTIONAL CLASS
                                          711 HIGH STREET
 LIFETIME 2010 FUND                                                        9.3
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
 LIFETIME 2020 FUND                       711 HIGH STREET
                                                                           9.8
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
                                          711 HIGH STREET
 LIFETIME 2030 FUND                                                        7.0
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
 PRINCIPAL LIFE INSURANCE CO              P.O. BOX 9397                   66.7
 C/O PENSION TRADE DESK                   DES MOINES, IA 50306-9397
 PRINCIPAL LIFETIME 2010 FUND -
 ADVISORS SELECT CLASS
                                          P.O. Box 8963
 Trustar                                                                  80.9
 FBO Independent Publications Inc 401a    Wilmington, DE 19899
 PRINCIPAL LIFETIME 2010 FUND -
 ADVISORS PREFERRED CLASS
 Trustar                                  P.O. Box 8963
 FBO Asbestos Workers Local No 87                                         98.9
 Defined Contribution Pension Plan        Wilmington, DE 19899
 PRINCIPAL LIFETIME 2010 FUND -
 PREFERRED CLASS
 Chase Manhattan Bank NA
 FBO Golden Valley Memorial Hospital      One Chase Square                 6.2
 Profit Sharing Retirement                Rochester, NY 14643
 Plan 401(a)
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Osteopathic Health Systems of        Floor                           11.1
 Texas Retirement Plus Plan               New York, NY 10004
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Osteopathic Health Systems of TX     Floor                           12.5
 403b Retirement Plan                     New York, NY 10004
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Atchison Hospital Assoc Inc Profit   Floor                           14.7
 Sharing Plan and Trust                   New York, NY 10004
 Trustar                                  P.O. Box 8963
 FBO Eriez Manufacturing Company 401k                                     31.6
 Profit Sharing Plan                      Wilmington, DE 19899
 PRINICPAL LIFETIME 2010 FUND -
 INSTITUTIONAL CLASS
 PRINCIPAL LIFE INSURANCE CO              P.O. BOX 9397                   99.9
 C/O PENSION TRADE DESK                   DES MOINES, IA 50306-9397
 PRINCIPAL LIFETIME 2020 FUND -
 ADVISORS SELECT CLASS
                                          P.O. Box 8963
 Trustar                                                                   6.6
 FBO Artkute Office Supply Co (4 01A)     Wilmington, DE 19899
                                          P.O. Box 8963
 Trustar                                                                  91.6
 FBO Independent Publications Inc 401a    Wilmington, DE 19899
 PRINCIPAL LIFETIME 2020 FUND -
 ADVISORS PREFERRED CLASS
                                          P.O. Box 8963
 Trustar                                                                  94.3
 FBO Asbestos Workers Local No 87         Wilmington, DE 19899
 Defined Contribution Pension Plan
 PRINCIPAL LIFETIME 2020 FUND -
 PREFERRED CLASS
                                          One Chase Square
 Chase Manhattan Bank NA                                                   6.8
 FBO Adelphoi Inc 403(b) Plan             Rochester, NY 14643
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Osteopathic Health Systems of        Floor                            6.1
 Texas Retirement Plus Plan               New York, NY 10004
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Osteopathic Health Systems of TX     Floor                           14.0
 403b Retirement Plan                     New York, NY 10004
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Atchison Hospital Assoc Inc Profit   Floor                           13.1
 Sharing Plan and Trust                   New York, NY 10004
 Trustar                                  P.O. Box 8963
 FBO Eriez Manufacturing Company 401k                                     41.0
 Profit Sharing Plan                      Wilmington, DE 19899
 PRINCIPAL LIFETIME 2020 FUND -
 INSTITUTIONAL CLASS
 PRINCIPAL LIFE INSURANCE CO              P.O. BOX 9397                   99.9
 C/O PENSION TRADE DESK                   DES MOINES, IA 50306-9397
 PRINCIPAL LIFETIME 2030 FUND -
 ADVISORS SELECT CLASS
 Trustar                                  P.O. Box 8963
 FBO Bodon Industries Inc 401k Profit                                     27.5
 Sharing Plan                             Wilmington, DE 19899
                                          P.O. Box 8963
 Trustar                                                                  26.6
 FBO Independent Publications Inc 401a    Wilmington, DE 19899
 TRUSTAR                                  P.O. BOX 8963                   41.2
 FBO ST PAUL COMPUTER CENTER 401K         WILMINGTON, DE 19899-8963
 PRINCIPAL LIFETIME 2030 FUND -
 ADVISORS PREFERRED CLASS
 Trustar                                  P.O. Box 8963
 FBO Asbestos Workers Local No 87                                         94.8
 Defined Contribution Pension Plan        Wilmington, DE 19899
 PRINCIPAL LIFETIME 2030 FUND -
 PREFERRED CLASS
                                          One Chase Square
 Chase Manhattan Bank NA                                                  22.9
 FBO Adelphoi Village INc 401(k) PLan     Rochester, NY 14643
 Chase Manhattan Bank NA                  One Chase Square                 7.4
 FBO Adelphoi Inc 403(b) Plan             Rochester, NY 14643
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Osteopathic Health Systems of TX     Floor                            5.0
 403b Retirement Plan                     New York, NY 10004
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Atchison Hospital Assoc Inc Profit   Floor                            5.5
 Sharing Plan and Trust                   New York, NY 10004
 Trustar                                  P.O. Box 8963
 FBO Eriez Manufacturing Company 401k                                     51.5
 Profit Sharing Plan                      Wilmington, DE 19899
 PRINCIPAL LIFETIME 2030 FUND -
 INSTITUTIONAL CLASS
 PRINCIPAL LIFE INSURANCE CO              P.O. BOX 9397                   99.9
 C/O PENSION TRADE DESK                   DES MOINES, IA 50306-9397
 PRINCIPAL LIFETIME 2040 FUND -
 ADVISORS SELECT CLASS
                                          P.O. Box 8963
 Trustar                                                                  59.8
 FBO Artkute Office Supply Co (401A)      Wilmington, DE 19899
 Trustar                                  P.O. Box 8963                   17.2
 FBO Centcom LTD 401(k) Plan              Wilmington, DE 19899
                                          P.O. Box 8963
 Trustar                                                                   7.9
 FBO Independent Publications Inc 401a    Wilmington, DE 19899
 PRINCIPAL LIFETIME 2040 FUND -
 ADVISORS PREFERRED CLASS
 Trustar                                  P.O. Box 8963
 FBO Asbestos Workers Local No 87                                         63.0
 Defined Contribution Pension Plan        Wilmington, DE 19899
 Trustar                                  P.O. Box 8963
 FBO Chestnut Health Systems Inc                                           8.0
 Employees Pension Plan and Trust         Wilmington, DE 19899
 Trustar                                  P.O. Box 8963
 FBO Percussion Software 401 (k)                                          10.1
 Savings Plan                             Wilmington, DE 19899
 PRINCIPAL LIFETIME 2040 FUND -
 PREFERRED CLASS
                                          One Chase Square
 Chase Manhattan Bank NA                                                   8.8
 FBO Adelphoi Village INc 401(k) PLan     Rochester, NY 14643
 Chase Manhattan Bank NA                  One Chase Square                17.9
 FBO Adelphoi Inc 403(b) Plan             Rochester, NY 14643
 Trustar                                  P.O. Box 8963
 FBO Eriez Manufacturing Company 401k                                     65.5
 Profit Sharing Plan                      Wilmington, DE 19899
 PRINCIPAL LIFETIME 2040 FUND -
 INSTITUTIONAL CLASS
 PRINCIPAL LIFE INSURANCE CO              P.O. BOX 9397                   99.9
 C/O PENSION TRADE DESK                   DES MOINES, IA 50306-9397
 PRINCIPAL LIFETIME 2050 FUND -
 ADVISORS SELECT CLASS
                                          P.O. Box 8963
 Trustar                                                                  33.9
 FBO Artkute Office Supply Co (401A)      Wilmington, DE 19899
 Trustar                                  P.O. Box 8963                    8.9
 FBO Centcom LTD 401(k) Plan              Wilmington, DE 19899
                                          P.O. Box 8963
 Trustar                                                                   7.5
 FBO Independent Publications Inc 401a    Wilmington, DE 19899
 PRINCIPAL LIFETIME 2050 FUND -
 ADVISORS PREFERRED CLASS
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO CableTelevision Advertising Bureau   Floor                           62.6
 Inc Employee                             New York, NY 10004
 401(k) Retirement Plan
 PRINCIPAL LIFETIME 2050 FUND -
 PREFERRED CLASS
                                          One Chase Square
 Chase Manhattan Bank NA                                                   7.0
 FBO Adelphoi Inc 403(b) Plan             Rochester, NY 14643
 Trustar                                  P.O. Box 8963
 FBO Eriez Manufacturing Company 401k                                     85.0
 Profit Sharing Plan                      Wilmington, DE 19899
 PRINCIPAL LIFETIME 2050 FUND -
 INSTITUTIONAL CLASS
 PRINCIPAL LIFE INSURANCE CO              P.O. BOX 9397                   99.9
 C/O PENSION TRADE DESK                   DES MOINES, IA 50306-9397
 PRINCIPAL LIFETIME 2050 FUND - CLASS J
                                          30 HEATHERHILL LN
 PRINCIPAL LIFE INSURANCE COMPANY CUST    WOODCLIFF LAKE, NJ               5.2
 CONDUIT IRA OF DAVID W DRYERMAN          07677-8118
 PRINCIPAL LIFE INSURANCE COMPANY CUST    7830 KING ARTHUR CT              8.7
 IRA OF DANIEL P STAHLHUT                 SPRING, TX 77379-7100
 PRINCIPAL LIFETIME STRATEGIC INCOME
 FUND - ADVISORS SELECT CLASS
 Trustar                                  P.O. BOX 8963                   24.3
 FBO Artkute Office Supply Co (4          WILMINGTON, DE 19899-8963
                                          P.O. Box 8963
 Trustar                                                                  28.7
 FBO Independent Publications Inc 401a    Wilmington, DE 19899
 PRINCIPAL LIFETIME STRATEGIC INCOME
 FUND - ADVISORS PREFERRED CLASS
 Trustar                                  P.O. Box 8963
 FBO Asbestos Workers Local No 87                                         98.3
 Defined Contribution Pension Plan        Wilmington, DE 19899
 PRINCIPAL LIFETIME STRATEGIC INCOME
 FUND - PREFERRED CLASS
 Chase Manhattan Bank NA
 FBO Golden Valley Memorial Hospital      One Chase Square                 5.1
 Profit Sharing Retirement                Rochester, NY 14643
 Plan 401(a)
 TRUSTAR TRUSTEE                          P.O. BOX 8963                    7.6
 FBO SHEET METAL WORKERS SILGAN PROD      WILMINGTON, DE 19899-8963
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Osteopathic Health Systems of        Floor                            5.8
 Texas Retirement Plus Plan               New York, NY 10004
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Osteopathic Health Systems of TX     Floor                           26.1
 403b Retirement Plan                     New York, NY 10004
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Atchison Hospital Assoc Inc Profit   Floor                           12.6
 Sharing Plan and Trust                   New York, NY 10004
                                          665 LOCUST ST                   31.9
 PARTNER RE RESTURANION - SALARY D        DES MOINES, IA 50309-3702
 PRINCIPAL LIFETIME STRATEGIC INCOME
 FUND - INSTITUTIONAL CLASS
 PRINCIPAL LIFE INSURANCE CO              P.O. BOX 9397                   99.9
 C/O PENSION TRADE DESK                   DES MOINES, IA 50306-9397
 PRINCIPAL LIFETIME STRATEGIC INCOME
 FUND - CLASS J
                                          14 KINGSTONE RD

 PRINCIPAL LIFE INSURANCE COMPANY CUST    AVONDALE ESTATES, GA             6.4
 IRA OF SARAH BERGIN                      30002-1461
                                          170 PRESTON AVE
 PRINCIPAL LIFE INSURANCE COMPANY CUST                                     7.2
 IRA OF CHARLES A ZAVORSKAS               WATERFORD, MI 48328-3652
                                          329 GRIMSBY RD
 PRINCIPAL LIFE INSURANCE COMPANY CUST                                    16.8
 CONDUIT IRA OF KENNETH JAMES HOHL        BUFFALO, NY 14223-1934
 PRINCIPAL LIFE INSURANCE COMPANY CUST    155 FARMDALE RD
                                                                           8.3
 IRA OF WILLIAM J BOYCE                   WATERTOWN, CT 06795-2395
                                          241 111TH LN NW

 PRINCIPAL LIFE INSURANCE COMPANY CUST    COON RAPIDS, MN                 11.4
 IRA OF VERNON D STRAND                   55448-3310
 REAL ESTATE FUND - ADVISORS SELECT
 CLASS
                                          711 HIGH STREET
 DELAWARE CHARTER GUARANTEE & TRUST                                       10.5
 FBO PRINCIPAL ADVANTAGE TRUST            DES MOINES, IA 50392
 ATTN:  RIS NPIO TRADE DESK
 Trustar                                  P.O. Box 8963
 FBO Quaker Windows Products 401k                                          5.5
 Profit Sharing Plan & Trust              Wilmington, DE 19899
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO New Hampshire Public Defenders       Floor                            6.6
 Office 403b                              New York, NY 10004
 TRUSTAR                                  P.O. BOX 8963                    5.4
 FBO ST PAUL COMPUTER CENTER 401K         WILMINGTON, DE 19899-8963
 REAL ESTATE FUND - SELECT CLASS
 Chase Manhattan Bank NA                  One Chase Square
 FBO From the Heart Church Ministries                                      5.4
 (403b Plan)                              Rochester, NY 14643
 REAL ESTATE FUND - ADVISORS PREFERRED
 CLASS
                                          711 HIGH STREET
 DELAWARE CHARTER GUARANTEE & TRUST                                       38.9
 FBO PRINCIPAL ADVANTAGE TRUST            DES MOINES, IA 50392
 ATTN:  RIS NPIO TRADE DESK
 Trustar                                  P.O. BOX 8963                   10.0
 FBO  HERSHEY CREAMERY COMPANY 401A       WILMINGTON, DE 19899-8963
 Trustar                                  P.O. Box 8963
 FBO Atlantic CorP.O.ration of                                             9.5
 Wilmington Inc 401(k) PS Plan            Wilmington, DE 19899
                                          P.O. Box 8963
 Trustar                                                                  12.3
 FBO Imperial Home Decor Group 401k       Wilmington, DE 19899
 REAL ESTATE FUND - PREFERRED CLASS
                                          One Chase Square
 Chase Manhattan Bank NA                                                  25.5
 FBO The Wesleyan Church Pension Plan     Rochester, NY 14643
                                          P.O. Box 8963
 Trustar                                                                  28.1
 FBO National Geographic 403(b) Plan      Wilmington, DE 19899
 Trustar                                  P.O. Box 8963
 FBO Moran Towing CorP.O.ration Fleet                                      8.1
 Employee Retirement Plan                 Wilmington, DE 19899
 REAL ESTATE FUND - INSTITUTIONAL CLASS
 PRINCIPAL LIFE INSURANCE CO              P.O. BOX 9397                    8.0
 C/O PENSION TRADE DESK                   DES MOINES, IA 50306-9397
 SMALLCAP BLEND FUND - ADVISORS SELECT
 CLASS
                                          711 HIGH STREET
 DELAWARE CHARTER GUARANTEE & TRUST                                       26.9
 FBO PRINCIPAL ADVANTAGE TRUST            DES MOINES, IA 50392
 ATTN:  RIS NPIO TRADE DESK
 Trustar                                  P.O. Box 8963
 FBO Higgins Development Partners LLC                                     66.8
 401 ( k ) Savings and Profit             Wilmington, DE 19899
 SMALLCAP BLEND FUND - ADVISORS
 PREFERRED CLASS
                                          711 HIGH STREET
 DELAWARE CHARTER GUARANTEE & TRUST                                       98.8
 FBO PRINCIPAL ADVANTAGE TRUST            DES MOINES, IA 50392
 ATTN: RIS NPIO TRADE DESK
 SMALLCAP BLEND FUND - PREFERRED CLASS
 Chase Manhattan Bank NA                  One Chase Square
 FBO Northeastern Mental Health Center                                    60.7
 Retirement Plan                          Rochester, NY 14643
 EXCESS PLAN OF BILTMORE COMPANY          1 N PACK SQ                     26.7
 ATTENTION: RICHARD                       ASHEVILLE, NC 28801-3462
 SMALLCAP BLEND FUND - INSTITUTIONAL
 CLASS
 P.O.ST RETIREMENT MEDICAL BENEFITS
 INDIVIDUAL FIELD 5073                    PRINCIPAL FINANCIAL GROUP       13.0
 ATTN CRYSTAL MORRIS S-003-S60            DES MOINES, IA 50392-0480
                                          THE PRINCIPAL FINANCIAL
 PML TRUST FOR WELFARE BENEFITS           GROUP                            6.8
 PLAN FOR RETIRED AGENTS MNGRS SPRVSRS    DES MOINES, IA 50392-0480
 HEALTH COVERAGE 5025
 ATTN CRYSTAL MORRIS S-003-S60
 P.O.ST RET LIFE FOR HO & FLD 5076        PRINCIPAL FINANCIAL GROUP        6.2
 ATTN CRYSTAL MORRIS S-003-S60            DES MOINES, IA 50392-0480
 P.O.ST RETIREMENT MEDICAL BENEFITS HO
 & FLD 5072                               PRINCIPAL FINANCIAL GROUP       65.1
 ATTN CRYSTAL MORRIS S-003-S60            DES MOINES, IA 50392-0480
 SMALLCAP GROWTH FUND - INSTITUTIONAL
 CLASS
                                          711 HIGH STREET
 LIFETIME 2010 FUND                                                       17.1
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
                                          711 HIGH STREET
 LIFETIME 2020 FUND                                                       28.5
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
                                          711 HIGH STREET
 LIFETIME 2040 FUND                                                       12.8
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
                                          711 HIGH STREET
 LIFETIME 2050 FUND                                                        5.3
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
                                          711 HIGH STREET
 LIFETIME STRATEGIC INCOME FUND                                            5.5
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
                                          711 HIGH STREET
 LIFETIME 2030 FUND                                                       30.5
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
 SMALLCAP S&P 600 INDEX FUND - ADVISORS
 SELECT CLASS
 TRUSTAR TRUSTEE                          P.O. BOX 8963
 FBO CHERNER AUTOMOTIVE GROUP INC                                          5.0
                                          WILMINGTON, DE 19899-8963
 ATTN ROSALIE BREDBENNER
 Trustar                                  P.O. BOX 8963                    9.5
 FBO Centcom LTD 401(k) Plan              WILMINGTON, DE 19899-8963
                                          P.O. Box 8963
 Trustar                                                                   7.8
 FBO Steere Enterprises Inc (401K)        Wilmington, DE 19899
 Trustar                                  P.O. Box 8963
 FBO Cini-Little International Inc                                        14.2
 (401k) Plan                              Wilmington, DE 19899
 Trustar                                  P.O. Box 8963
 FBO Capitol Sprinkler Contracting Inc                                    40.0
 401k plan                                Wilmington, DE 19899
 Trustar                                  P.O. Box 8963                   12.7
 FBO Happy Kids Ltd 401k Plan             Wilmington, DE 19899
 SMALLCAP S&P 600 INDEX FUND - SELECT
 CLASS
 Chase Manhattan Bank NA                  One Chase Square
 FBO From the Heart Church Ministries                                     48.9
 (403b Plan)                              Rochester, NY 14643
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Avery Health Care Services Money     Floor                           37.1
 Purhase Plan                             New York, NY 10004
 SMALLCAP S&P 600 INDEX FUND - ADVISORS
 PREFERRED CLASS
 Trustar                                  P.O. Box 8963
 FBO Yaggy Colby & Associate Inc 401(k)                                   15.7
 Profit Sharing Plan                      Wilmington, DE 19899
                                          P.O. Box 8963
 Trustar                                                                  12.2
 FBO Imperial Home Decor Group 401k       Wilmington, DE 19899
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Greater MinneaP.O.lis Convention &   Floor                            9.0
 Visitors Association 401k                New York, NY 10004
 Plan and Trust
 Trustar                                  P.O. Box 8963                   35.2
 FBO Bioproducts Inc 401k Plan            Wilmington, DE 19899
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Professional Counseling Services     Floor                           12.5
 403b Plan                                New York, NY 10004
 SMALLCAP S&P 600 INDEX FUND -
 PREFERRED CLASS
 Chase Manhattan Bank NA                  One Chase Square
 FBO Howard Community Hospital (Money                                      9.8
 Purchase Plan)                           Rochester, NY 14643
 Chase Manhattan Bank NA                  One Chase Square
 FBO MacNeil/Lehrer Productions Savings                                    7.6
 and 401(k) Plan                          Rochester, NY 14643
 CHASE MANHATTAN BANK NA                  1 CHASE SQ                      21.1
 FBO CHIEF INDUSTRIES THRIFT PLAN         ROCHESTER, NY 14643-0001
 Chase Manhattan Bank NA                  One Chase Square
 FBO Cancer Therapy & Research                                             6.0
 Foundation Money Purchase                Rochester, NY 14643
                                          P.O. Box 8963
 Trustar                                                                  11.4
 FBO National Geographic 403(b) Plan      Wilmington, DE 19899
 Trustar                                  P.O. Box 8963
 FBO Moran Towing CorP.O.ration Fleet                                      5.8
 Employee Retirement Plan                 Wilmington, DE 19899
 SMALLCAP VALUE FUND - ADVISORS SELECT
 CLASS
                                          P.O. Box 8963
 Trustar                                                                  35.5
 FBO X-Ray Industries Inc TDS Plan        Wilmington, DE 19899
 SMALLCAP VALUE FUND - ADVISORS
 PREFERRED CLASS
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Walker Methodist 401a Retirement     Floor                           16.7
 Savings Plan                             New York, NY 10004
 Trustar                                  P.O. Box 8963
 FBO Yaggy Colby & Associate Inc 401(k)                                    7.7
 Profit Sharing Plan                      Wilmington, DE 19899
 SMALLCAP VALUE FUND - PREFERRED CLASS
 JP MORGAN CHASE TRUSTEE                  4 NEW YORK PLZ FL 2              8.6
 FBO KENTUCKY BANKERS ASSOCIATION 401A    NEW YORK, NY 10004-2413
 NQ EXCESS PLAN OF DENKOR                 665 LOCUST ST                   10.2
                                          DES MOINES, IA 50309-3702
 PARTNER RE RESTURANION - SALARY D        665 LOCUST ST                    6.6
                                          DES MOINES, IA 50309-3702
 SMALLCAP VALUE FUND - INSTITUTIONAL
 CLASS
                                          711 HIGH STREET
 LIFETIME 2010 FUND                                                       16.9
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
                                          711 HIGH STREET
 LIFETIME 2020 FUND                                                       27.8
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
                                          711 HIGH STREET
 LIFETIME 2040 FUND                                                       12.8
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
                                          711 HIGH STREET
 LIFETIME 2050 FUND                                                        5.5
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
                                          711 HIGH STREET
 LIFETIME STRATEGIC INCOME FUND                                            5.5
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING
                                          711 HIGH STREET
 LIFETIME 2030 FUND                                                       31.2
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA 50392-0200
 MUTUAL FUND ACCOUNTING



INVESTMENT ADVISORY AND OTHER SERVICES


INVESTMENT ADVISORS

The Manager of the Fund is Principal Management Corporation, a wholly-owned subsidiary of Princor Financial Services Corporation ("Princor") which is a wholly-owned subsidiary of Principal Financial Services, Inc. The Manager is an affiliate of Principal Life. The address of both Princor and the Manager is the Principal Financial Group, Des Moines, Iowa 50392-2080. The Manager was organized on January 10, 1969, and since that time has managed various mutual funds sponsored by Principal Life.

The Manager has executed agreements with various Sub-Advisors. Under those Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory services for a specific Fund. For these services, each Sub-Advisor is paid a fee by the Manager.


Funds:   Partners LargeCap Value
Sub-Advisor: Alliance Capital Management L.P. ("Alliance") through its Bernstein
         Investment Research and Management unit ("Bernstein"). As of December 31, 2002, Alliance managed $387 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.


Funds:   Partners LargeCap Growth II

Sub-Advisor: American Century Investment Management, Inc. ("American Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, KS 64111. As of December 31, 2002, American Century managed over $72.1 billion in assets.


Funds:   Partners SmallCap Value

Sub-Advisor: Ark Asset Management Co., Inc. ("Ark Asset") is an independent,
         100% employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, NY 10004. As of December 31, 2002, Ark Asset managed $8.1 billion in assets.


Funds:   Partners SmallCap Blend

Sub-Advisor: The Dreyfus Corporation ("Dreyfus"), 200 Park Avenue, New York, NY
         10166, was formed in 1947. Dreyfus is a wholly owned subsidiary of Mellon Bank, N.A., which is a wholly owned subsidiary of Mellon Financial Corporation. As of December 31, 2002, Dreyfus managed 205 portfolios with approximately $183 billion in investment company assets.


Funds:   Partners LargeCap Blend

Sub-Advisor: Federated Investment Management Company ("Federated") is a registered investment adviser and a wholly-owned subsidiary of Federated Investors, Inc., which was founded in 1955. Federated is located in the Federated Investors Tower at 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. As of December 31, 2002, Federated managed $195 billion in assets.

Funds:   Partners LargeCap Blend I
Sub-Advisor: The Investment Management Division ("IMD") of Goldman Sachs, which includes GSAM as a business unit, had $329.6 billion in total assets under management as of December 31, 2002 (excludes seed capital and assets under supervision). GSAM reported $309.2 billion in total assets under management and/or distribution as of December 31,2002 (including Goldmans Sachs seed capital, excluding assets under distribution). GSAM's principal office is located at 32 Old Slip, New York, NY 10005.
Sub-Advisor: Wellington Management Company, LLP ("Wellington Management") traces its origins to 1928. It is located at 75 State Street, Boston, MA 02109. As of December 31, 2002, Wellington Management managed approximately $302.9 billion in assets.


Funds:   Partners SmallCap Value I

Sub-Advisor: J.P. Morgan Investment Management Inc. ("Morgan"), 522 Fifth
         Avenue, New York, NY 10036 is a wholly-owned subsidiary of J.P. Morgan Chase & Co. ("J.P. Morgan") a bank holding company. J.P. Morgan, through Morgan and its other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment advisor to individual and institutional clients. As of December 31, 2002, J.P. Morgan and its subsidiaries had total combined assets under management of approximately $515 billion.

Funds:   Partners LargeCap Growth I and Partners MidCap Blend Fund
Sub-Advisor: Morgan Stanley Investment Management Inc., which does business in certain instances (including in its role as sub-advisor to Partners LargeCap Growth I and Partners MidCap Blend Fund) as Morgan Stanley Asset Management ("MSAM"), with principal offices at 1221 Avenue of the Americas, New York, NY 10020, provides a broad range of portfolio management services to customers in the U.S. and abroad. As of December 31, 2002, Morgan Stanley Asset Management, together with its affiliated asset management companies, had approximately $376 billion in asset under management with approximately $156 billion in institutional assets.


Funds:   Partners MidCap Value and Partners SmallCap Growth I

Sub-Advisor: Neuberger Berman Management Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. Together with Neuberger Berman, the firms manage more than $56.0 billion in total assets (as of December 31, 2002) and continue an asset management history that began in 1939.


Funds:   Real Estate

Sub-Advisor: Principal Capital Real Estate Investors, LLC ("Principal Capital -
         REI"), an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2002, were approximately $22.2 billion. Principal Capital - REI's address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.


Funds: Balanced, Bond & Mortgage Securities, Capital Preservation, Government Securities, High Quality Intermediate-Term Bond, High Quality Long-Term Bond, High Quality Short-Term Bond, International I, International II, International Emerging Markets, International SmallCap, LargeCap Blend I, LargeCap Growth, LargeCap S&P 500, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400, MidCap Value, Money Market, Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income, SmallCap Blend, SmallCap Growth, SmallCap S&P 600 and SmallCap Value

Sub-Advisor: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. Assets under management as of December 31, 2002 exceeded $94.4 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

Funds:   Partners LargeCap Growth

Sub-Advisor: Putnam Investment Management, LLC ("Putnam") was founded in 1937.
         Putnam is owned by Marsh & McLennan Companies, Inc. and the Putnam's senior professionals. Putnam is located at One Post Office Square, Boston MA 02109. As of December 31, 2002, Putnam managed $250.9 billion in assets firm wide.


Funds:   Preferred Securities

Sub-Advisor: Spectrum Asset Management, Inc. ("Spectrum") is an affiliate of
         Principal Global Investors LLC and a member of the Principal Financial Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park, Stamford, CT 06905. As of December 31, 2002, Spectrum had nearly $6.1 billion under management.


Funds:   Partners MidCap Growth

Sub-Advisor: Turner Investment Partners, Inc. ("Turner") was founded in 1990.
         Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312. As of December 31, 2002, Turner had discretionary management authority with respect to approximately $8 billion in assets.

Funds:   Partners SmallCap Growth II
Sub-Advisor: UBS Global Asset Management (New York) Inc., a New York corporation located at 51 West 52nd Street, New York, NY 10019 ("UBS Global AM"), is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG. As of December 31, 2002, UBS Global AM managed approximately $12.3 billion in assets and the Group managed approximately $403 billion in assets.

Each of the persons affiliated with the Fund who is also an affiliated person of the Manager or Principal is named below, together with the capacities in which such person is affiliated:

 NAME                          OFFICE HELD WITH THE FUND
 ----                          -------------------------
 John E. Aschenbrenner         Director
 Craig L. Bassett              Treasurer
 Michael J. Beer               Executive Vice President &
                               Principal Accounting Officer
 Ralph C. Eucher               Director & President
 Arthur S. Filean              Senior Vice President & Secretary
 Ernest H. Gillum              Vice President & Assistant Secretary
 Layne A. Rasmussen            Controller
 Michael D. Roughton           Counsel
 Jean B. Schustek              Assistant Vice President & Assistant Secretary
 Larry D. Zimpleman            Director & Chairman of the Board
 NAME                          OFFICE HELD WITH THE MANAGER/PRINCIPAL
 ----                          --------------------------------------
 John E. Aschenbrenner         Director (Manager)
 Craig L. Bassett              Treasurer (Manager)
 Michael J. Beer               Executive Vice President  &
                               Chief Operating Officer (Manager)
 Ralph C. Eucher               Director and President (Manager)
 Arthur S. Filean              Senior Vice President (Manager)
 Ernest H. Gillum              Vice President - Product Development (Manager)
 Layne A. Rasmussen            Controller - Mutual Funds (Manager)
 Michael D. Roughton           Counsel (Manager; Principal)
 Jean B. Schustek              Assistant Vice President - Registered Products (Manager)
 Larry D. Zimpleman            Director & Chairman of the Board (Manager)



CODES OF ETHICS

The Fund, the Manager, each of the Sub-Advisors and Princor (as principal underwriter of the Fund) have adopted Codes of Ethics ("Codes") under Rule 17j-1 of the 1940 Act. These Codes are designed to prevent persons with access to information regarding the portfolio trading activity of a Fund from using that information for their personal benefit. In certain circumstances, personal securities trading is permitted in accordance with procedures established by the Codes. The Boards of Directors of the Manager, the Fund, Princor and each of the Sub-Advisors periodically review their respective Codes. The Codes are on file with, and available from, the SEC.

FEES PAID TO THE MANAGER
The Manager is paid a fee by each Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2002 was:

                                            Partners LargeCap Growth
       Balanced                   0.50%     I                            0.75%
       Bond & Mortgage                      Partners LargeCap Growth
       Securities                 0.55%     II                           1.00%
       Capital Preservation       0.52%     Partners LargeCap Value      0.80%
       Government Securities      0.40%     Partners MidCap Blend        1.00%
       High Quality
       Intermediate-Term Bond     0.40%     Partners MidCap Growth       1.00%
       High Quality Long-Term
       Bond                       0.40%     Partners MidCap Value        1.00%
       High Quality Short-Term              Partners SmallCap Growth
       Bond                       0.40%     I                            1.10%
       International Emerging               Partners SmallCap Growth
       Markets                    1.35%     II                           1.00%
       International I            0.90%     Partners SmallCap Value      1.00%
       International II           1.00%     Preferred Securities         0.75%
       International SmallCap     1.20%     Principal LifeTime 2010    0.1225%
       LargeCap Growth            0.55%     Principal LifeTime 2020    0.1225%
       LargeCap S&P 500 Index     0.15%     Principal LifeTime 2030    0.1225%
       LargeCap Value             0.45%     Principal LifeTime 2040    0.1225%
       MidCap Blend               0.65%     Principal LifeTime 2050    0.1225%
                                            Principal Lifetime
       MidCap Growth              0.65%     Strategic Income           0.1225%
       MidCap S&P 400 Index       0.15%     Real Estate                  0.85%
       MidCap Value               0.65%     SmallCap Blend               0.75%
       Money Market               0.40%     SmallCap Growth              0.75%
       Partners LargeCap Blend    0.75%     SmallCap S&P 600 Index       0.15%
       Partners LargeCap Blend
       I                          0.45%     SmallCap Value               0.75%

Under the terms of the Management Agreement, the Manager is responsible for paying the expenses associated with the organization of each Fund, including the expenses incurred in the initial registration of the Funds with the SEC, compensation of personnel, officers and directors who are also affiliated with the Manager; and expenses and compensation associated with furnishing office space and all necessary office facilities and equipment and personnel necessary to perform the general corporate functions of the Fund. The Manager is also responsible for providing portfolio accounting services and transfer agent services, including qualifying shares of the Fund for sale in states and other jurisdictions, for each Fund pursuant to additional agreements with the Fund. Currently these services are provided by the Manager to the Institutional Class, Advisors Select, Advisors Preferred, Select and Preferred classes at no charge.



The Manager has agreed to limit the expenses paid by the following Funds and, if necessary, pay expenses normally payable by each of the listed Funds through the period ending February 29, 2004. The expense limit will maintain a total level of operating expenses (expressed as a percentage of average net assets attributable to Class J shares on an annualized basis) not to exceed the following percentages:

       Balanced                     1.75     Partners LargeCap Growth     1.95
       Bond & Mortgage
       Securities                   1.40     Partners LargeCap Growth I   1.95
                                             Partners LargeCap Growth
       Capital Preservation         1.60     II                           1.95
       Government Securities        1.40     Partners LargeCap Value      1.75
       High Quality
       Intermediate-Term Bond       1.40     Partners MidCap Blend        1.95
       High Quality Long-Term
       Bond                         1.40     Partners MidCap Growth       1.95
       High Quality Short-Term
       Bond                         1.40     Partners MidCap Value        1.95
       International Emerging
       Markets                      2.75     Partners SmallCap Growth I   2.05
                                             Partners SmallCap Growth
       International I              2.10     II                           2.05
       International II             2.10     Partners SmallCap Value      1.95
       International SmallCap       2.10     Principal LifeTime 2010      1.30
       LargeCap Growth              1.65     Principal LifeTime 2020      1.40
       LargeCap S&P 500 Index       1.20     Principal LifeTime 2030      1.50
       LargeCap Value               1.65     Principal LifeTime 2040      1.60
       MidCap Blend                 1.70     Principal LifeTime 2050      1.70
                                             Principal Lifetime
       MidCap Growth                1.85     Strategic Income             1.30
       MidCap S&P 400 Index         1.30     Real Estate                  1.90
       MidCap Value                 1.70     SmallCap Blend               1.70
       Money Market                 1.35     SmallCap Growth              1.90
       Partners LargeCap Blend      1.70     SmallCap S&P 600 Index       1.40
       Partners LargeCap Blend I    1.70     SmallCap Value               1.70





Fees paid for investment management services during the periods indicated were as follows:

                               MANAGEMENT FEES FOR PERIODS ENDED OCTOBER 31
                               ------------------
 FUND                               2002              2001
 ----                               ----              ----
 Balanced                        $   77,240         $29,877/(1)/
 Bond & Mortgage Securities         317,776          68,707/(1)/
 Capital Preservation                75,123          19,907/(2)/   /
 Government Securities              151,592          44,952/(1)/
 High Quality
 Intermediate-Term Bond              67,508          39,741/(3)/
 High Quality Long-Term Bond         54,486          39,502/(4)/
 High Quality Short-Term Bond        80,264          40,340/(5)/
 International Emerging
 Markets                            106,393          63,281/(3)/
 International I                    187,347          46,445/(6)/
 International II                   537,533          49,928/(4)/
 International SmallCap              86,766          52,517/(5)/
 LargeCap Growth                     94,411          23,454/(4)/
 LargeCap S&P 500 Index              94,342          12,662/(1)/
 LargeCap Value                      97,556          28,295/(1)/
 MidCap Blend                        82,434          35,154/(1)/
 MidCap Growth                       40,851          26,782/(4)/
 MidCap S&P 400 Index                21,338          8,014/(1)/
 MidCap Value                       115,525          37,609/(5)/
 Money Market                       107,562          27,386/(6)/
 Partners LargeCap Blend            515,612          82,087/(5)/
 Partners LargeCap Blend I           48,105          22,154/(6)/
 Partners LargeCap Growth I       1,180,164          40,863/(6)/
 Partners LargeCap Growth II         74,373          46,178/(6)/
 Partners LargeCap Value          2,087,627          70,852/(4)/
 Partners MidCap Blend               87,368          35,123/(7)/
 Partners MidCap Growth              54,609          41,421/(5)/
 Partners MidCap Value              178,701          56,583/(6)/
 Partners SmallCap Growth I         627,905          68,831/(6)/
 Partners SmallCap Growth II         50,446          38,186/(5)/
 Partners SmallCap Value            882,076          46,266/(7)/
 Preferred Securities               31,579/(8)/
 Principal LifeTime 2010             27,705          1,325/(7)/
 Principal LifeTime 2020             33,119            796/(7)/
 Principal LifeTime 2030             25,814            899/(7)/
 Principal LifeTime 2040             12,928            542/(7)/
 Principal LifeTime 2050              6,114            634/(7)/
 Principal Lifetime Strategic
 Income                               8,780            521/(7)/
 Real Estate                        166,237          46,386/(3)/
 SmallCap Blend                     127,800          42,474/(6)/
 SmallCap Growth                     70,555          35,406/(4)/
 SmallCap S&P 600 Index              20,663          8,592/(3)/
 SmallCap Value                     103,133          41,426/(5)/


/ //(1)/ Period from December 1, 2000 (date operations commenced) through
 October 31, 2001.
/ //(2)/ Period from June 15, 2001 (date operations commenced) through October
 31, 2001.
/ //(3)/ Period from November 30, 2000 (date operations commenced) through
 October 31, 2001.
/ //(4)/ Period from November 27, 2000 (date operations commenced) through
 October 31, 2001.
/ //(5)/ Period from November 29, 2000 (date operations commenced) through
 October 31, 2001.
/ //(6)/ Period from November 28, 2000 (date operations commenced) through
 October 31, 2001.
/ //(7)/ Period from March 1, 2001 (date operations commenced) through October
 31, 2001.

/ //(//8)/ Period from May 1, 2002 (date operations commenced) through October
 31, 2002.


Sub-Advisory Agreements for the Funds
-----------------------------------------
For providing the investment advisory services, and specified other services, the Sub-Advisor, under the terms of the Sub-Advisory Agreements for the Fund, is entitled to receive a fee an annual rate that is accrued daily and payable monthly based on the net asset values of each Fund as follows:

 FUND                       SUB-ADVISOR FEE AS A PERCENTAGE OF DAILY NET ASSETS
 ----                       ------------
 Balanced (equity
 securities portion)                              0.0860%
 Balanced
 (fixed-income
 portion)                                         0.1000
 Bond & Mortgage
 Securities                                       0.1000
 Government Securities                            0.1000
 High Quality
 Intermediate-Term
 Bond                                             0.1000
 High Quality
 Long-Term Bond                                   0.1000
 High Quality
 Short-Term Bond                                  0.0750
 International I                                  0.1100
 International
 Emerging Markets                                 0.5000
 International
 SmallCap                                         0.5000
 LargeCap Blend I                                 0.0800
 LargeCap Growth                                  0.0700
 LargeCap S&P 500
 Index                                            0.0150
 LargeCap Value                                   0.1000
 MidCap Blend                                     0.1000
 MidCap Growth                                    0.2000
 MidCap S&P 400 Index                             0.0150
 MidCap Value                                     0.1000
 Money Market                                     0.0750
 Partners MidCap Blend                            0.5000
 Partners MidCap
 Growth                                           0.5000
 Principal LifeTime
 2010                                             0.0425
 Principal LifeTime
 2020                                             0.0425
 Principal LifeTime
 2030                                             0.0425
 Principal LifeTime
 2040                                             0.0425
 Principal LifeTime
 2050                                             0.0425
 Principal LifeTime
 Strategic Income                                 0.0425
 Real Estate                                      0.5500
 SmallCap Blend                                   0.2500
 SmallCap Growth                                  0.2500
 SmallCap S&P 600
 Index                                            0.0150
 SmallCap Value                                   0.2500


                            FIRST          NEXT          NEXT           OVER
 FUND                    $150 MILLION  $150 MILLION  $100 MILLION   $400 MILLION
 ----                   -------------  ------------  ------------   ------------
 Capital Preservation       0.25%         0.20%         0.15%          0.12%

                                              NET ASSET VALUE OF FUND
                                       --------------------------------------
                                          FIRST        NEXT           OVER
 FUND                                  $50 MILLION  $50 MILLION   $100 MILLION
 ----                                  -----------  -----------   ------------
 International II                         0.35         0.25           0.11


                                       NET ASSET VALUE OF FUND
                        ------------------------------------------------------
                           FIRST          NEXT          NEXT           OVER
 FUND                    $75 MILLION  $200 MILLION  $250 MILLION   $525 MILLION
 ----                   ------------  ------------  ------------   ------------
 Partners LargeCap
 Blend                     0.35%         0.25%         0.20%          0.15%


                                                  NET ASSET VALUE OF FUND
                                              ----------------------------
                                                FIRST      NEXT        OVER
                                                 $500    $1 BILLIO  $1.5 BILLIO
                                              MILLIO N   ----N----  -----N-----
 FUND                                         --------       -           -
 ----
                                               0.150%     0.120%      0.100%
 Partners LargeCap Blend I - GSAM

                                                     NET ASSET VALUE OF FUND
                                                    -------------------------
                                                        FIRST
 FUND                                                $500 MILLION   THEREAFTER
 ----                                               -------------   ----------
 Partners LargeCap Blend I - Wellington Management     0.250%         0.200%


                                                     NET ASSET VALUE OF FUND
                                                    -------------------------
                                                        FIRST
 FUND                                                $300 MILLION   THEREAFTER
 ----                                               -------------   ----------
 Partners LargeCap Growth                              0.450%         0.350%


                                             NET ASSET VALUE OF FUND
                                    -----------------------------------------
                                        FIRST          NEXT           OVER
 FUND                                $200 MILLION  $100 MILLION   $300 MILLION
 ----                               -------------  ------------   ------------
 Partners LargeCap Growth I            0.300%         0.250%         0.200%


                                              NET ASSET VALUE OF FUND
                        -------------------------------------------------------------------
                           FIRST         NEXT          NEXT          NEXT           OVER
 FUND                    $50 MILLION  $50 MILLION  $150 MILLION  $250 MILLION   $500 MILLION
 ----                   ------------  -----------  ------------  ------------   ------------
 Partners LargeCap
 Growth II                 0.550%       0.500%        0.430%        0.350%         0.320%


                                                            NET ASSET VALUE OF FUND
                          -------------------------------------------------------------------------------------------
                             FIRST         NEXT         NEXT         NEXT         NEXT         NEXT           OVER
 FUND                      $10 MILLION  $15 MILLION  $25 MILLION  $50 MILLION  $50 MILLION  $50 MILLION   $200 MILLION
 ----                     ------------  -----------  -----------  -----------  -----------  -----------   ------------
 Partners LargeCap Value     0.600%       0.500%       0.400%       0.300%       0.250%       0.225%         0.200%


                                               NET ASSET VALUE OF FUND
                        ---------------------------------------------------------------------
                            FIRST          NEXT          NEXT          NEXT           OVER
 FUND                    $100 MILLION  $150 MILLION  $250 MILLION  $250 MILLION   $750 MILLION
 ----                   -------------  ------------  ------------  ------------   ------------
 Partners MidCap Value     0.500%         0.475%        0.450%        0.425%         0.400%


                                             NET ASSET VALUE OF FUND
                                    -----------------------------------------
                                        FIRST          NEXT           OVER
 FUND                                $100 MILLION  $200 MILLION   $300 MILLION
 ----                               -------------  ------------   ------------
 Partners SmallCap Blend                0.50%         0.45%          0.35%


                                                  NET ASSET VALUE OF FUND
                                              ----------------------------
                                                FIRST      NEXT        OVER
                                                 $100      $100     $200 MILLIO
                                              MILLIO N   MILLIO N   -----N-----
 FUND                                         --------   --------        -
 ----
                                               0.600%     0.550%      0.450%
 Partners SmallCap Growth I



                                                  NET ASSET VALUE OF FUND
                                              ----------------------------
                                                FIRST      NEXT        OVER
                                                 $50       $250     $300 MILLIO
                                              MILLI ON   MILLIO N   -----N-----
 FUND                                         --------   --------        -
 ----
                                               0.600%     0.550%      0.450%
 Partners SmallCap Growth II



                                             NET ASSET VALUE OF FUND
                                    -----------------------------------------
                                        FIRST          NEXT           OVER
 FUND                                $100 MILLION  $200 MILLION   $300 MILLION
 ----                               -------------  ------------   ------------
 Partners SmallCap Value               0.500%         0.450%         0.350%

                                              NET ASSET VALUE OF FUND
                                      ---------------------------------------
                                          FIRST          NEXT
 FUND                                  $100 MILLION  $200 MILLION   THEREAFTER
 ----                                 -------------  ------------   ----------
 Partners SmallCap Value I               0.500%         0.450%        0.350%


                                              NET ASSET VALUE OF FUND
                                      ---------------------------------------
                                          FIRST          NEXT
 FUND                                  $100 MILLION  $150 MILLION   THEREAFTER
 ----                                 -------------  ------------   ----------
 Preferred Securities                    0.350%         0.300%        0.200%



Cash Management Sub-Advisory Agreement for the Funds
----------------------------------------------------
The Manager has entered into a Cash Management Sub-Advisory Agreement with Principal pursuant to which Principal agrees to perform all of the cash management investment advisory responsibilities of the Manager for each Fund that is sub-advised by either Principal Capital - REI or Spectrum. The Manager pays Principal an amount representing Principal's actual cost providing such services and assuming such operations.

Fees paid for Sub-Advisory services during the periods indicated were as follows:

                               SUB-ADVISOR FEES FOR PERIODS ENDED OCTOBER 31
                               ---------------------------------------------
 FUND                                   2002                    2001
 ----                                   ----                    ----
 Balanced                             $  6,920                $4,102/(1)/
 Bond & Mortgage Securities             32,519                 11,774/(1)/
 Capital Preservation                   22,498                 8,608/(2)/
 Government Securities                  19,119                 6,029/(1)/
 High Quality
 Intermediate-Term Bond                 10,787                 5,795/(3)/
 High Quality Long-Term Bond             9,203                 5,718/(4)/
 High Quality Short-Term Bond            9,932                 5,442/(5)/
 International Emerging
 Markets                                29,372                 29,440/(3)/
 International I                        15,421                 5,532/(6)/
 International II                      265,994                 23,171/(4)/
 International SmallCap                 24,333                 26,649/(5)/
 LargeCap Growth                         8,612                 2,907/(4)/
 LargeCap S&P 500 Index                  4,873                 2,046/(1)/
 LargeCap Value                         16,901                 3,953/(1)/
 MidCap Blend                            6,222                 4,670/(1)/
 MidCap Growth                           6,341                 2,932/(4)/
 MidCap S&P 400 Index                    1,494                 1,339/(1)/
 MidCap Value                            7,134                 5,370/(5)/
 Money Market                            7,491                 3,233/(6)/
 Partners LargeCap Blend               227,697                 37,755/(5)/
 Partners LargeCap Blend I               3,709                 3,368/(6)/
 Partners LargeCap Growth I            461,102                 15,396/(6)/
 Partners LargeCap Growth II            39,827                 24,253/(3)/
 Partners LargeCap Value               706,858                 44,157/(4)/
 Partners MidCap Blend                  42,442                 14,403/(7)/
 Partners MidCap Growth                 26,449                 24,030/(5)/
 Partners MidCap Value                  88,583                 26,505/(6)/
 Partners SmallCap Growth I            343,391                 36,704/(6)/
 Partners SmallCap Growth II            27,758                 18,359/(5)/
 Partners SmallCap Value               431,769                 19,886/(7)/
 Principal LifeTime 2010                 7,050                   381/(7)/
 Principal LifeTime 2020                 8,651                   200/(7)/
 Principal LifeTime 2030                 6,423                   249/(7)/
 Principal LifeTime 2040                 3,352                   127/(7)/
 Principal LifeTime 2050                 1,676                   156/(7)/
 Principal Lifetime Strategic
 Income                                  2,429                   139/(7)/
 Real Estate                            54,471                 25,914/(3)/
 SmallCap Blend                         19,543                 13,111/(6)/
 SmallCap Growth                        14,942                 10,983/(4)/
 SmallCap S&P 600 Index                  1,412                 1,554/(3)/
 SmallCap Value                         25,608                 12,839/(5)/


/ //(1)/ Period from December 1, 2000 (date operations commenced) through
 October 31, 2001.

/ //(2)/ Period from June15, 2001 (date operations commenced) through October
 31, 2001.
/ //(3)/ Period from November 30, 2000 (date operations commenced) through
 October 31, 2001.
/ //(4)/ Period from November 27, 2000 (date operations commenced) through
 October 31, 2001.
/ //(5)/ Period from November 29, 2000 (date operations commenced) through
 October 31, 2001.
/ //(6)/ Period from November 28, 2000 (date operations commenced) through
 October 31, 2001.
/ //(7)/ Period from March 1, 2001 (date operations commenced) through October
 31, 2001.

Principal Underwriter
-------------------------
Princor received underwriting fees from the sale of shares as follows:

                             UNDERWRITING FEES FOR PERIODS ENDED OCTOBER 31,
                             ------------------------------------------------
 FUND                                 2002                     2001
 ----                                 ----                     ----
 Balanced                            $13,219                  $1,726/(1)/
 Bond & Mortgage Securities           33,197                   3,107/(1)/
 Capital Preservation                  4,555                     48/(2)/
 Government Securities                24,513                   1,883/(1)/
 High Quality
 Intermediate-Term Bond                4,516                    240/(3)/
 High Quality Long-Term
 Bond                                  4,524                    156/(4)/
 High Quality Short-Term
 Bond                                  5,967                    292/(5)/
 International Emerging
 Markets                               1,233                     20/(3)/
 International I                       6,682                    638/(6)/
 International II                      2,808                    259/(4)/
 International SmallCap                2,559                     76/(5)/
 LargeCap Growth                       3,544                    366/(4)/
 LargeCap S&P 500 Index               46,149                   4,004/(1)/
 LargeCap Value                        3,702                    275/(1)/
 MidCap Blend                          8,053                    790/(1)/
 MidCap Growth                         3,369                    198/(4)/
 MidCap S&P 400 Index                  5,692                    893/(1)/
 MidCap Value                         13,439                    846/(5)/
 Money Market                         56,521                   3,565/(6)/
 Partners LargeCap Blend               2,467                    134/(5)/
 Partners LargeCap Blend I             6,624                    890/(6)/
 Partners LargeCap Growth I            3,441                    133/(6)/
 Partners LargeCap Growth
 II                                    2,746                    223/(6)/
 Partners LargeCap Value               2,546                    135/(4)/
 Partners MidCap Blend                 1,380                    650/(7)/
 Partners MidCap Growth                2,592                    120/(5)/
 Partners MidCap Value                 2,728                    189/(6)/
 Partners SmallCap Growth I              965                     41/(6)/
 Partners SmallCap Growth
 II                                      816                     39/(5)/
 Partners SmallCap Value                2391                    124/(7)/
 Principal LifeTime 2010               4,100                     70/(7)/
 Principal LifeTime 2020               7,946                    125/(7)/
 Principal LifeTime 2030               6,084                    180/(7)/
 Principal LifeTime 2040               2,458                    216/(7)/
 Principal LifeTime 2050                 579                   N/A/(7)/
 Principal Lifetime
 Strategic Income                        271                   N/A/(7)/
 Real Estate                           9,761                    481/(3)/
 SmallCap Blend                        9,831                    716/(6)/
 SmallCap Growth                       3,492                    257/(4)/
 SmallCap S&P 600 Index                4,770                    715/(3)/
 SmallCap Value                        2,286                     62/(5)/



/ //(1)/ Period from December 1, 2000 (date operations commenced) through
 October 31, 2001.
/ //(2)/ Period from June15, 2001 (date operations commenced) through October
 31, 2001.
/ //(3)/ Period from November 30, 2000 (date operations commenced) through
 October 31, 2001.
/ //(4)/ Period from November 27, 2000 (date operations commenced) through
 October 31, 2001.
/ //(5)/ Period from November 29, 2000 (date operations commenced) through
 October 31, 2001.
/ //(6)/ Period from November 28, 2000 (date operations commenced) through
 October 31, 2001.

/ //(7)/ Period from March 1, 2001 (date operations commenced) through October
 31, 2001.

MULTIPLE CLASS STRUCTURE


The Board of Directors has adopted a multiple class plan (the Multiple Class
Plan) pursuant to SEC Rule 18f-3. Under this plan, each Fund (except LargeCap Blend I, Partners SmallCap Blend, Partners SmallCap Value I and Preferred Securities) offers six classes of shares: Institutional Class, Class J, Select Class, Preferred Class, Advisors Select Class and Advisors Preferred Class. The LargeCap Blend I, Partners SmallCap Blend and Partners SmallCap Value I Funds offer Institutional Class, Select Class, Preferred Class, Advisors Select Class and Advisors Preferred Class shares. The Preferred Securities Fund only offers Institutional Class shares.



The Advisors Select, Advisors Preferred, Institutional, Select and Preferred Classes are available without any front-end sales charge or contingent deferred sales charge.


The Advisors Select, Advisors Preferred, Select and Preferred Classes are available through employer-sponsored retirement plans. Such plans may impose fees in addition to those charged by the Funds.


The Advisors Select, Advisors Preferred and Select share classes are subject to an asset based sales charge (described below).


The Class J shares are sold without any front-end sales charge. A contingent deferred sales charge (CDSC) of 1% is imposed if Class J shares are redeemed within 18 months of purchase. The CDSC is not imposed on shares:
.. that were purchased pursuant to the Small Amount Force Out (SAFO) program;
.. redeemed due to a shareholder's death or disability (as defined in the
  Internal Revenue Code);
.. redeemed from retirement plans to satisfy minimum distribution rules under the
  Internal Revenue Code;
.. sold using a periodic withdrawal plan (up to 10% of the value of the shares
  (as of December 31 of the prior year)); or .. that were purchased through the Principal Income IRA.

Currently, all of the operating expenses for each Fund's Advisors Select, Advisors Preferred, Select and Preferred Class shares are absorbed by the Manager. The Manager receives a fee for providing investment advisory and certain corporate administrative services under the terms of the Management Agreement. In addition to the management fee, the Fund's Advisors Select, Advisors Preferred, Select and Preferred Class shares pay the Manager a service fee and an administrative services fee under the terms of a Service Agreement and an Administrative Services Agreement.


Service Agreement (Advisors Preferred, Advisors Select, Preferred and Select
----------------------------------------------------------------------------
Classes only)
-------------
The Service Agreement provides for the Manager to provide certain personal services to shareholders (plan sponsors) and beneficial owners (plan members) of those classes. These personal services include:
.. responding to plan sponsor and plan member inquiries;
.. providing information regarding plan sponsor and plan member investments; and .. providing other similar personal services or services related to the maintenance of shareholder accounts as contemplated by National Association of Securities Dealers (NASD) Rule 2830 (or any successor thereto).

As compensation for these services, the Fund will pay the Manager service fees equal to 0.25% of the average daily net assets attributable to the Advisors Select Class; 0.17% of the average daily net assets of the Advisors Preferred Class; and 0.15% of the average daily net assets attributable to each of the Select Class and Preferred Class. The service fees are calculated and accrued daily and paid monthly to the Manager (or at such other intervals as the Fund and Manager may agree).


Administrative Service Agreement (Advisors Preferred, Advisors Select, Preferred
--------------------------------------------------------------------------------
and Select Classes only)
------------------------
The Administrative Service Agreement provides for the Manager to provide services to beneficial owners of Fund shares. Such services include:
.. receiving, aggregating and processing purchase, exchange and redemption requests from plan shareholders;
.. providing plan shareholders with a service that invests the assets of their accounts in shares pursuant to pre-authorized instructions submitted by plan members;

.. processing dividend payments from the Funds on behalf of plan shareholders and changing shareholder account designations;
.. acting as shareholder of record and nominee for plans;
.. maintaining account records for shareholders and/or other beneficial owners; .. providing notification to plan shareholders of transactions affecting their accounts;
.. forwarding prospectuses, financial reports, tax information and other communications from the Fund to beneficial owners;
.. distributing, receiving, tabulating and transmitting proxy ballots of plan shareholders; and
.. other similar administrative services.

As compensation for these services, the Fund will pay the Manager service fees equal to 0.20% of the average daily net assets attributable to the Advisors Select Class; 0.15% of the average daily net assets of the Advisors Preferred class; 0.13% of the average daily net assets of the Select Class and 0.11% of the average daily net assets of the Preferred Class. The service fees are calculated and accrued daily and paid monthly to the Manager (or at such other intervals as the Fund and Manager may agree).


The Manager may, at its discretion appoint (and may at any time remove), other parties, including companies affiliated with the Manager, as its agent to carry out the provisions of the Service Agreement and/or the Administrative Service Agreement. However, the appointment of an agent shall not relieve the Manager of any of its responsibilities or liabilities under those Agreements. Any fees paid to agents under these Agreements shall be the sole responsibility of the Manager.


In addition to the management and service fees, the Advisors Select, Advisors Preferred, Select and J Classes of shares are subject to Distribution Plans and Agreements (described below) sometimes referred to as a Rule 12b-1 Plan. Rule 12b-1 permits a fund to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholder of the Funds' Class J, Select and Advisors Classes have approved and entered into a Distribution Plan and Agreement for each Class J share and Advisors share class.


In adopting the Plans, the Board of Directors (including a majority of directors who are not interested persons of the Fund (as defined in the 1940 Act), hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plan would benefit the Funds and the shareholders of the affected classes. Pursuant to Rule 12b-1, information about revenues and expenses under the Plans is presented to the Board of Directors each quarter for its consideration in continuing the Plans. Continuance of the Plans must be approved by the Board of Directors, including a majority of the independent directors, annually. The Plans may be amended by a vote of the Board of Directors, including a majority of the independent directors, except that the Plans may not be amended to materially increase the amount spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.


Distribution Plans and Agreements
---------------------------------
As described in the Prospectuses, the Funds' shares are made available to employer-sponsored retirement or savings plans purchasing through financial intermediaries such as banks and broker-dealers. The Funds' Distributor enters into selling agreements with various banks, broker-dealers and other financial intermediaries.

To make the shares available through such banks, broker-dealers and financial intermediaries, and to compensate them for these services, the Board of Directors has adopted a Distribution Plan and Agreement for each of the Advisors Preferred, Advisors Select, Select and Class J shares for each Fund, as applicable. The Plans provide that each Fund makes payments from assets of each Advisors Class, the Select Class and Class J to Princor pursuant to the Plan to compensate Princor and other selling dealers for providing certain services to the Fund. Such services may include:
.. formulation and implementation of marketing and promotional activities;
.. preparation, printing and distribution of sales literature;
.. preparation, printing and distribution of prospectuses and the Fund reports to other than existing shareholders;
.. obtaining such information with respect to marketing and promotional activities as the Princor deems advisable;

.. making payments to dealers and others engaged in the sale of shares or who engage in shareholder support services; and .. providing training, marketing and support with respect to the sale of Shares.

The Fund pays Princor a fee after the end of each month at an annual rate of 0.30% of the daily net asset value of the Advisors Select shares, 0.25% of daily net asset value of the Advisors Preferred shares and 0.10% of the daily net asset value of the Select shares of each Fund offering those classes. The Fund pays Princor a fee after the end of each month at an annual rate of 0.50% of the daily net asset value of Class J shares of each Fund. Princor may remit on a continuous basis all of these sums to its registered representatives and other selected dealers as a trail fee in recognition of their services and assistance.



Currently, Princor makes payments to dealers on accounts for which such dealer is designated dealer of record. Payments are based on the average net asset value of the accounts invested in Class J, Advisors Preferred Class, Advisors Select Class, Select Class or Preferred Class shares. No dealer reallowance is paid on the Institutional class shares.


Transfer Agency Agreement (Class J shares only)
-----------------------------------------------
The Transfer Agency Agreement provides for the Manager to act as transfer and shareholder servicing agent for Class J shares. The Fund will pay the Manager a fee for the services provided pursuant to the Agreement in an amount equal to the costs incurred by the Manager for providing such services. The services include:
.. issuance, transfer, conversion, cancellation and registry of ownership of Fund shares, and maintenance of open account system;
.. preparation and distribution of dividend and capital gain payments to shareholders;
.. delivery, redemption and repurchase of shares, and remittances to shareholders;
.. the tabulation of proxy ballots and the preparation and distribution to shareholders of notices, proxy statements and proxies, reports, confirmation of transactions, prospectuses and tax information;
.. communication with shareholders concerning the above items; and .. use its best efforts to qualify the Capital Stock of the Fund for sale in states and jurisdictions as directed by the Fund.

Adoption of Agreements
----------------------
The Agreements provide for continuation in effect from year to year only so long as such continuation is specifically approved at least annually either by the Board of Directors or by vote of a majority of the outstanding voting securities of the applicable Fund. In either event, continuation shall be approved by a vote of the majority of the independent Directors.

The Agreements may be terminated at any time on 60 days written notice to the applicable Sub-Advisor either by vote of the Board of Directors or by a vote of the majority of the outstanding securities of the applicable Fund. The Sub-Advisory Agreement may also be terminated by the Manager, the respective Sub-Advisor, or Principal Life Insurance Company ("Principal Life"), as the case may be, on 60 days written notice to the Fund and/or applicable Sub-Advisor. The Agreements will terminate automatically in the event of their assignment.


Amendments to the Service Agreement, Administrative Service Agreement and the Distribution Plans and Agreement were approved by the Directors on April 22, 2002. The Sub-Advisory Agreements for the LargeCap Blend I, Partners LargeCap Growth, Partners SmallCap Blend and Partners SmallCap Value I Funds were approved by the Directors on September 9, 2002. The Sub-Advisory Agreements for the Preferred Securities Fund and for the Partners SmallCap Growth Fund II were approved by the Directors on March 11, 2002. The other Agreements for the other Funds were approved by the Directors on September 9, 2002. The objective of the annual review of each of these contracts by the Board of Directors is to determine whether, in light of all pertinent factors, the Directors, and specifically the Directors who are not "interested persons", are satisfied in the aggregate with the services provided by the Manager and each Sub-Advisor or other party, and whether the Directors believe it is in the best interests of the Fund's shareholders to continue receiving such services. The Directors concluded that the fees paid by each Fund to the Manager and each Sub-Advisor or other party, reflected a reasonable relationship to the services rendered and would have been the product of arm's length bargaining. The Directors also concluded that it was in the best interests of each Fund's shareholders to continue to receive such services. The Directors reached this conclusion based upon a review of all pertinent factors including, but not limited to, each Fund's management fees and operating expenses relative to a peer group consisting of unaffiliated mutual funds; a review of all non-investment services such as transfer agency services and shareholder administrative services provided by to the Funds by the Manager at no charge for all share classes (except the Institutional Class and Class J) for which such services are provided at cost, Fund corporate accounting and general administration services provided without charge by the Manager and regulatory services (including initial and all subsequent regulatory filings with federal and state regulators, such as registration statements, proxy filings and state mandated filings), also provided either without charge or at cost to the Funds by the Manager; review of the investment advisory services provided by the Manager and Sub-Advisor to each Fund; investment performance and the quality of services provided; the financial and managerial strength of the Manager and Sub-Advisor, including their affiliation with substantial financial services companies; the Manager's sub-advisor selection and monitoring process; and the soft dollar arrangements by which brokers provide research to the Manager and Sub-Advisors for some of the Funds in return for brokerage allocation. Based upon their review, the Directors determined that each Fund was paying a competitive fee for the services provided by the Manager and Sub-Advisors and that the Manager and Sub-Advisors were doing an appropriate job of fulfilling their contractual obligations for each Fund.


Shareholders of Class J shares of the Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income, Partners MidCap Blend and Partners SmallCap Value Funds approved the Agreements on June 15, 2001. Shareholders of the other Classes of these Funds approved the Agreements on March 1, 2001. The Agreements for the Capital Preservation Fund were approved by its shareholders on June 15, 2001. The Agreements for the Preferred Securities Fund were approved by its shareholders on May 1, 2002. Shareholders of each of the LargeCap Blend I, Partners LargeCap Growth, Partners SmallCap Blend and Partners SmallCap Value I Funds approved the Agreements on December 30, 2002. The Agreements for the other Funds were approved by their shareholders on December 5, 2000.



CUSTODIAN
The custodian of the portfolio securities and cash assets of the International II Fund is JPMorgan Chase Bank, 4 Chase Metro Tech Center, 18th Floor, Brooklyn, New York 11245. The Bank of New York, 100 Church Street, 10th Floor, New York, NY 10286 is custodian of the portfolio securities and cash assets of the other Funds. The custodians perform no managerial or policymaking functions for the fund.

BROKERAGE ALLOCATION AND OTHER PRACTICES


BROKERAGE ON PURCHASES AND SALES OF SECURITIES

In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of the Fund's Sub-Advisor is to obtain the best overall terms. In pursuing this objective, the Sub-
Advisor considers all matters it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and executing capability of the broker or dealer, confidentiality, including trade anonymity, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). This may mean in some instances that the Sub-Advisor will pay a broker commissions that are in excess of the amount of commissions another broker might have charged for executing the same transaction when the Sub-Advisor believes that such commissions are reasonable in light of
a) the size and difficulty of the transaction b) the quality of the execution provided and c) the level of commissions paid relative to commissions paid by other institutional investors. (Such factors are viewed both in terms of that particular transaction and in terms of all transactions that broker executes for accounts over which the Sub-Advisor exercises investment discretion. The Sub-Advisor may purchase securities in the over-the-counter market, utilizing the services of principal market makers unless better terms can be obtained by purchases through brokers or dealers, and may purchase securities listed on the NYSE from non-Exchange members in transactions off the Exchange.)

The Sub-Advisor may give consideration in the allocation of business to services performed by a broker (e.g., the furnishing of statistical data and research generally consisting of, but not limited to, information of the following types: analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy and performance of client accounts). If any such allocation is made, the primary criteria used will be to obtain the best overall terms for such transactions. The Sub-Advisor may also pay additional commission amounts for research services. Such statistical data and research information received from brokers or dealers as described above may be useful in varying degrees and the Sub-Advisor may use it in servicing some or all of the accounts it manages. Some statistical data and research information obtained may not be useful to the Sub-Advisor in managing the client account, brokerage for which resulted in the receipt of the statistical data and research information by the Sub-Advisor. However, in the opinion of the Sub-Advisor, the value thereof is not determinable and it is not expected that the expenses will be significantly reduced since the receipt of such statistical data and research information is only supplementary to the research efforts of Sub-Advisor. The Sub-Advisor allocated portfolio transactions for the Funds indicated in the following table to certain brokers during the most recent fiscal year due to research services provided by such brokers. The table also indicates the commissions paid to such brokers as a result of these portfolio transactions.



   FUND                             COMMISSIONS PAID
   ----                             ----------------
   Balanced                             $11,725
   International Emerging Markets         5,843
   International I                       13,918
   International SmallCap                   913
   LargeCap Growth                        7,562
   LargeCap Value                        26,085
   MidCap Blend                           6,249
   MidCap Growth                          8,452
   MidCap Value                          22,679
   Partners LargeCap Blend                8,881
   Partners LargeCap Blend I              2,484
   Partners LargeCap Growth I            19,188
   Partners MidCap Blend                  1,487
   Partners MidCap Growth                 1,695
   Partners MidCap Value                    675
   Partners SmallCap Growth II               50
   Partners SmallCap Value               53,288
   Real Estate                            4,360
   SmallCap Blend                         5,892
   SmallCap Growth                       12,033
   SmallCap Value                         6,053



Subject to the rules promulgated by the SEC, as well as other regulatory requirements, a Sub-Advisor may also allocate orders on behalf of a Fund to broker-dealers affiliated with the Sub-Advisor. The Sub-Advisor shall determine the amounts and proportions of orders allocated to the Sub-Advisor or affiliate. The Directors of the Fund will receive quarterly reports on these transactions.


Purchases and sales of debt securities and money market instruments usually are principal transactions; portfolio securities are normally purchased directly from the issuer or from an underwriter or marketmakers for the securities. Such transactions are usually conducted on a net basis with the Fund paying no brokerage commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and the purchases from dealers serving as marketmakers include the spread between the bid and asked prices.


The following table shows the brokerage commissions paid during the periods indicated. In each year, 100% of the commissions paid by each Fund went to broker-dealers that provided research, statistical or other factual information.



                                    TOTAL BROKERAGE COMMISSIONS PAID
                                      FOR PERIODS ENDED OCTOBER 31
                                      ----------------------------
 FUND                                 2002             2001
 ----                                 ----             ----
 Balanced                          $   42,412        $8,396/(1)/
 International Emerging Markets       100,099         51,891/(//2//)/
 International I                      143,102         35,448/(//5//)/
 International II                     358,239         42,584/(//3//)/
 International SmallCap                35,914         45,529/(//4//)/
 LargeCap Growth                       47,637         5,047/(//4//)/
 LargeCap S&P 500 Index                91,415         15,311/(1)/   /
 LargeCap Value                       127,729         22,882/(1)/   /
 MidCap Blend                          36,261         10,897/(1)/
 MidCap Growth                         73,357         20,099/(//3//)/
 MidCap S&P 400 Index                  13,599         8,607/(1)/
 MidCap Value                         105,268         24,500/(//4//)/
 Partners LargeCap Blend              179,222         20,079/(//4//)/
 Partners LargeCap Blend I             27,263         10,334/(//5//)/
 Partners LargeCap Growth I         1,226,509         25,749/(//5//)/
 Partners LargeCap Growth II           15,719         9,707/(//5//)/
 Partners LargeCap Value              907,327         46,467/(//5//)/
 Partners MidCap Blend                 77,025         31,760/(//3//)/
 Partners MidCap Growth                34,979         32,596/(//6//)/
 Partners MidCap Value                 74,069         40,014/(//5//)/
 Partners SmallCap Growth I           309,887         11,333/(//5//)/
 Partners SmallCap Growth II           30,024         16,783/(//4//)/
 Partners SmallCap Value              293,232         16,541/(//6//)/
 Preferred Securities                 18,937/(//7//)/
 Real Estate                           72,599         26,298/(//2//)/
 SmallCap Blend                        97,870         23,490/(//5//)/
 SmallCap Growth                      166,752         44,836/(//3//)/
 SmallCap S&P 600 Index                16,508         11,186/(//2//)/
 SmallCap Value                        94,301         18,975/(//4//)/

/ //(1)/ Period from December 1, 2000 (date operations commenced) through
 October 31, 2001.
/ //(2)/ Period from November 30, 2000 (date operations commenced) through
 October 31, 2001.
/ //(3)/ Period from November 27, 2000 (date operations commenced) through
 October 31, 2001.
/ //(4)/ Period from November 29, 2000 (date operations commenced) through
 October 31, 2001.
/ //(5)/ Period from November 28, 2000 (date operations commenced) through
 October 31, 2001.
/ //(6)/ Period from March 1, 2001 (date operations commenced) through October
 31, 2001.
/ //(7)/ Period from May 1, 2002 (date operations commenced) through October 31,
 2002.



Certain broker-dealers are considered to be affiliates of the Fund. Goldman
Sachs Asset Management, Soundview Technology Group Inc. and Spear, Leeds & Kellogg are affiliates of Goldman Sachs & Co., J.P.Morgan Investment Management Inc., Fleming Martin Ltd., Jardine Fleming Securities Ltd., and Robert Fleming Inc. are affiliates of J.P.Morgan Securities and Neuberger Berman Management
Inc. is an affiliate of Neuberger Berman LLC.
.. Goldman Sachs Asset Management acts as a sub-advisor for an account of
  Principal Variable Contracts Fund, Inc.
.. J.P.Morgan Investment Management Inc. acts as a sub-advisor for Partners
  SmallCap Value I and an account of Principal Variable Contracts Fund, Inc.
.. Neuberger Berman Management Inc. acts as a sub-advisor for the Partners MidCap
  Value and Partners SmallCap Growth I Funds and an account of Principal
  Variable Contracts Fund, Inc.

Morgan Stanley DW Inc., is affiliated with Morgan Stanley Asset Management, which acts as sub-advisor to two accounts of the Principal Variable Contracts Fund, Inc., two funds in the Principal Investors Fund, Inc. and the Principal Partners Equity Growth Fund, Inc.



AUTRANET, Inc., Pershing Company, L.P. and Sanford C. Bernstein & Co., LLC are affiliates of Alliance Capital Management L.P., which through its Bernstein Investment Research & Management Unit sub-advises Partners LargeCap Value Fund, an account of Principal Variable Contracts Fund, Inc. and the Principal Partners LargeCap Value Fund, Inc.


DST Securities, Inc. is an affiliate of Janus Capital Corporation which acts as sub-advisor to an account of the Principal Variable Contracts Fund, Inc.


J.C. Bradford & Co., UBS PaineWebber Inc., and UBS Warburg LlC are affiliates of UBS Global AM which acts as sub-advisor to the Partners SmallCap Growth Fund II, Principal Partners SmallCap Growth Fund, Inc. and an account of the Principal Variable Contracts Fund, Inc.

Brokerage commissions paid to affiliates during the periods ending October 31 were as follows:

                                      COMMISSIONS PAID TO AUTRANET, INC.
                                      ----------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners MidCap Blend
 2001                      $2,263            7.13%                     9.25%
 Partners MidCap
 Growth
 2001                         104            0.32                      0.57


                                   COMMISSIONS PAID TO FLEMING MARTIN LTD.
                                   ---------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners MidCap Value
 2002                      $ 1,348            1.82%                    1.56%
 2001                          244            0.61                     0.72
 Partners SmallCap
 Growth I
 2002                       46,423           14.98                    11.99


                                   COMMISSIONS PAID TO GOLDMAN SACHS & CO.
                                   ---------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Balanced
 2002                      $ 1,696            4.00%                    2.76%
 2001                          374            4.46                     2.43%
 International
 Emerging Markets
 2002                        1,363            1.36                     2.03
 2001                          705            2.35                     1.96
 International I
 2002                        6,174            4.31                     4.03
 2001                        2,277            6.42                     5.54
 International II
 2002                       13,407            3.74                     2.98
 2001                        4,972           11.67                     9.20
 International
 SmallCap
 2002                          803            2.24                     2.16
 2001                          285            0.63                     0.69
 LargeCap Growth
 2002                          434            0.91                     0.52
 2001                           41            0.80                     0.39
 LargeCap S&P 500
 Index
 2001                            7            0.04                     0.01
 LargeCap Value
 2002                        7,223            5.65                     4.09
 2001                          466            2.03                     1.48
 MidCap Blend
 2002                        2,168            5.98                     4.50
 2001                          500            4.59                     3.73
 MidCap Growth
 2002                        3,917            5.34                     3.77
 2001                        1,357            6.75                     7.63
 MidCap Value
 2002                        5,813            5.52                     4.55
 2001                          628            2.56                     2.21
 Partners LargeCap
 Blend
 2002                        9,023            5.03                     1.95
 2001                          371            1.85                     0.87
 Partners LargeCap
 Blend I
 2002                          624            2.29                     1.76
 2001                          204            1.97                     1.74
 Partners LargeCap
 Growth I
 2002                       82,203            6.70                     5.37
 2001                        1,075            4.17                     3.57
 Partners LargeCap
 Growth II
 2002                        2,263           14.40                    10.81
 2001                        1,756           18.09                     9.56
 Partners MidCap Blend
 2002                        3,044            3.95                     2.82
 2001                        1,285            4.05                     2.51
 Partners MidCap
 Growth
 2002                        1,687            4.82                     2.82
 2001                          584            1.79                     1.90
 Partners MidCap Value
 2002                          859            1.16                     1.01
 2001                          397            0.99                     0.79
 Partners SmallCap
 Growth I
 2002                       22,835            7.37                     7.05
 2001                           65            0.57                     0.42
 Partners SmallCap
 Growth II
 2002                          267            0.89                     0.41
 Partners SmallCap
 Value
 2002                        2,705            0.92                     0.67
 2001                           20            0.12                     0.14
 Real Estate
 2002                        1,885            2.60                     1.62
 SmallCap Blend
 2002                        1,368            1.40                     1.01
 2001                          505            2.15                     1.36
 SmallCap Growth
 2002                        9,037            5.42                     5.07
 2001                        1,387            3.09                     3.38
 SmallCap Value
 2002                        5,433            5.76                     4.62
 2001                          543            2.86                     2.53

                                     COMMISSIONS PAID TO JP MORGAN/CHASE
                                     -----------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners LargeCap
 Blend
 2002                       $485             0.27%                     0.14%
 Partners MidCap
 Growth
 2002                         65             0.18                      0.08

                                  COMMISSIONS PAID TO J.P. MORGAN SECURITIES
                                  ------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Balanced
 2002                      $   735            1.73%                    1.44%
 2001                          176            2.10                     1.53
 International
 Emerging Markets
 2002                       11,684           11.67                     8.44
 2001                        4,834            9.32                     8.82
 International I
 2002                       10,642            7.44                     6.53
 2001                        3,437            9.70                     7.52
 International II
 2002                       27,387            7.65                     5.57
 2001                          697            1.64                     1.40
 International
 SmallCap
 2002                          767            2.14                     1.23
 2001                          405            0.89                     0.60
 LargeCap Growth
 2002                          313            0.66                     0.49
 2001                           29            0.57                     0.37
 LargeCap Value
 2002                        4,856            3.80                     3.02
 2001                           49            0.21                     0.25
 MidCap Blend
 2002                        1,068            2.94                     2.56
 2001                          198            1.81                     1.06
 MidCap Growth
 2002                        2,290            3.12                     2.60
 2001                          129            0.64                     0.73
 MidCap Value
 2002                        3,886            3.69                     2.69
 2001                          770            3.14                     2.65
 Partners LargeCap
 Blend
 2002                        4,546            2.54                     1.34
 2001                          498            2.48                     0.84
 Partners LargeCap
 Blend I
 2002                          163            0.60                     0.28
 2001                          174            1.68                     0.80
 Partners LargeCap
 Growth I
 2002                       33,079            2.70                     2.17
 2001                          425            1.65                     1.47
 Partners LargeCap
 Growth II
 2002                           36            0.23                     0.14
 2001                           20            0.21                     0.10
 Partners MidCap Blend
 2002                        2,182            2.83                     1.98
 2001                        1,204            3.79                     2.89
 Partners MidCap
 Growth
 2002                        1,474            4.21                     2.30
 2001                          594            1.82                     1.54
 Partners MidCap Value
 2002                        1,006            1.36                     1.33
 2001                          430            1.07                     1.16
 Partners SmallCap
 Growth I
 2002                       12,502            4.03                     4.33
 2001                           56            0.49                     0.43
 Partners SmallCap
 Growth II
 2002                          240            0.80                     0.40
 Partners SmallCap
 Value
 2002                        1,805            0.62                     0.42
 2001                           30            0.18                     0.18
 Real Estate
 2002                        2,925            4.03                     1.82
 2001                        1,395            5.30                     4.28
 SmallCap Blend
 2002                          118            0.12                     0.11
 2001                           89            0.38                     0.40
 SmallCap Growth
 2002                        5,445            3.27                     2.69
 2001                          443            0.99                     1.45
 SmallCap Value
 2002                        3,421            3.63                     2.60
 2001                          547            2.88                     2.45


                             COMMISSIONS PAID TO JARDINE FLEMING SECURITIES LTD.
                             ---------------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 International II
 2002                      $3,551            0.99%                     0.66%
 2001                         622            1.46                      2.36



                                 COMMISSIONS PAID TO MORGAN STANLEY DW, INC.
                                 -------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Balanced
 2002                     $ 15,371           36.24%                   40.41%
 2001                          272            3.24                     2.36
 International
 Emerging Markets
 2002                       14,587           14.57                    16.32
 2001                          175            0.34                     0.36
 International I
 2002                       16,162           11.29                    10.90
 2001                           53            0.15                     0.19
 International II
 2002                       17,409            4.86                     3.13
 2001                        3,924            9.21                     8.25
 International
 SmallCap
 2002                          852            2.37                     2.42
 LargeCap Growth
 2002                        8,179           17.17                    22.05
 2001                           13            0.26                     0.31
 LargeCap S&P 500
 Index
 2001                            6            0.04                     0.01
 LargeCap Value
 2002                       17,625           13.80                    18.30
 2001                          283            1.23                     1.27
 MidCap Blend
 2002                        2,785            7.68                    12.09
 2001                          275            2.52                     1.87
 MidCap Growth
 2002                        6,972            9.50                    12.99
 2001                          833            4.14                     3.86
 MidCap Value
 2002                        8,005            7.60                     8.73
 2001                          301            1.23                     1.19
 Partners LargeCap
 Blend
 2002                        8,251            4.60                     3.75
 2001                        2,426           12.08                     8.01
 Partners LargeCap
 Blend I
 2002                        4,900           17.97                    18.21
 2001                          206            1.99                     4.54
 Partners LargeCap
 Growth I
 2002                      123,127           10.04                    13.81
 2001                          198            0.77                     0.89
 Partners LargeCap
 Growth II
 2002                          713            4.53                     3.94
 2001                          277            2.85                     1.11
 Partners MidCap
 Growth
 2002                          901            2.58                     2.02
 2001                        1,253            3.84                     3.60
 Partners MidCap Value
 2001                           10            0.02                     0.01
 Partners SmallCap
 Growth I
 2002                          892            0.29                     0.27
 Partners SmallCap
 Growth II
 2002                          705            2.35                     1.96
 2001                           12            0.07                     0.07
 Partners SmallCap
 Value
 2002                        3,465            1.18                     0.80
 Real Estate
 2002                        5,230            7.20                     4.34
 2001                        1,060            4.03                     4.21
 SmallCap Blend
 2002                       23,214           23.72                    30.46
 2001                          181            0.77                     1.95
 SmallCap Growth
 2002                       11,041            6.62                     6.97
 2001                          300            0.67                     0.91
 SmallCap Value
 2002                        9,305            9.87                    15.70
 2001                          233            1.23                     0.79

                                  COMMISSIONS PAID TO NEUBERGER BERMAN, LLC
                                  -----------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners LargeCap
 Growth I
 2002                      $ 6,594            0.54%                    0.75%
 2001                           30            0.12                     0.16
 Partners MidCap Blend
 2002                          115            0.15                     0.09
 Partners MidCap Value
 2002                       50,061           67.59                    66.58
 2001                       20,240           50.58                    51.80
 Partners SmallCap
 Growth I
 2002                       56,539           18.25                    22.09
 2001                        4,775           42.13                    43.16


                                  COMMISSIONS PAID TO PERSHING COMPANY, L.P.
                                  ------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners MidCap Value
 2001                        $40             0.10%                     0.10%


                                   COMMISSIONS PAID TO ROBERT FLEMING INC.
                                   ---------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 International I
 2001                       $793             2.24%                     2.84%
 International
 SmallCap
 2001                        574             1.26                      0.81


                             COMMISSIONS PAID TO SANFORD C. BERNSTEIN & CO., LLC
                             ---------------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Balanced
 2002                     $  1,060            2.50%                     1.99%
 2001                        1,290           15.37                     12.12
 International I
 2002                        2,087            1.46                      1.66
 International II
 2002                        3,029            0.85                      0.12
 LargeCap Growth
 2002                        1,012            2.12                      2.40
 2001                          204            4.03                      2.87
 LargeCap Value
 2002                        4,050            3.17                      1.89
 2001                          185            0.81                      0.81
 MidCap Blend
 2002                        5,237           14.44                     15.16
 2001                          319            2.92                      2.48
 MidCap Growth
 2002                        8,045           10.97                     12.60
 2001                        2,881           14.33                     14.56
 MidCap Value
 2002                        1,636            1.55                      1.44
 2001                          530            2.16                      2.26
 Partners LargeCap
 Blend
 2002                          100            0.06                      0.03
 2001                          242            1.21                      0.35
 Partners
 LargeCap Blend I
 2002                           96            0.35                      0.24
 2001                           43            0.41                      0.32
 Partners LargeCap
 Growth I
 2002                       23,080            1.88                      1.71
 2001                          387            1.50                      1.57
 Partners LargeCap
 Growth II
 2002                          360            2.29                      0.92
 2001                           80            0.82                      0.48
 Partners LargeCap
 Value
 2002                      865,585           95.40                     96.23
 2001                       46,467          100.00                    100.00
 Partners MidCap Blend
 2002                        1,878            2.44                      2.23
 2001                           66            0.21                      0.21
 Partners MidCap
 Growth
 2002                          470            1.34                      1.16
 2001                           98            0.30                      0.39
 Partners MidCap Value
 2002                        2,360            3.19                      3.19
 2001                          835            2.09                      2.31
 Partners SmallCap
 Growth I
 2002                        1,945            0.63                      0.75
 2001                          320            2.82                      2.68
 Partners SmallCap
 Growth II
 2002                           60            0.20                      0.20
 Real Estate
 2002                          695            0.96                      1.31
 SmallCap Blend
 2002                        1,052            1.08                      0.96
 2001                        1,070            4.55                      3.16
 SmallCap Growth
 2002                        3,467            2.08                      2.35
 2001                          455            1.01                      1.40
 SmallCap Value
 2002                        1,031            1.09                      1.03
 2001                           65            0.34                      0.39

                             COMMISSIONS PAID TO SOUNDVIEW TECHNOLOGY GROUP, INC.
                             ----------------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 MidCap Growth
 2001                      $   13            0.06%                     0.07%
 MidCap Value
 2001                         195            0.80                      0.37
 Partners LargeCap
 Growth I
 2001                          40            0.16                      0.10
 Partners LargeCap
 Growth II
 2001                         545            5.61                      2.63
 Partners MidCap Blend
 2001                       2,263            7.13                      9.25
 Partners MidCap
 Growth
 2001                         284            0.87                      0.84
 Partners MidCap Value
 2001                       1,180            2.95                      2.77
 Partners SmallCap
 Growth I
 2001                          25            0.22                      0.45
 SmallCap Growth
 2001                          53            0.12                      0.10

                                  COMMISSIONS PAID TO SPEAR, LEEDS & KELLOG
                                  -----------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners LargeCap
 Growth I
 2002                       9,190            0.75%                     0.78%
 2001                           9            0.08                      0.01
 Partners MidCap Blend
 2002                          57            0.07                      0.07
 2001                          44            0.14                      0.09
 Partners MidCap
 Growth
 2002                         796            2.28                      1.57
 2001                         121            0.37                      0.41
 Partners SmallCap
 Growth I
 2002                         716            0.23                      0.20
 Partners SmallCap
 Value
 2002                       4,210            1.44                      0.79


                                COMMISSIONS PAID TO SPECTRUM ASSET MANAGEMENT
                                ---------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Preferred Securities
 2002                      18,937           100.00%                   100.00%

                                     COMMISSIONS PAID TO UBS PAINEWEBBER
                                     -----------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners LargeCap
 Growth I
 2002                       6,714            0.55%                     0.74%

                                       COMMISSIONS PAID TO UBS WARBURG
                                       -------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Balanced
 2002                      $   344            0.81%                    0.76%
 International
 Emerging Markets
 2002                       10,532           10.52                    11.46
 International I
 2002                       12,392            8.66                     8.43
 International II
 2002                       42,997           12.00                     7.82
 International
 SmallCap Fund
 2002                        6,134           17.08                    16.67
 LargeCap Growth
 2002                          313            0.66                     0.52
 LargeCap Value
 2002                        6,586            5.16                     5.81
 MidCap Blend
 2002                          622            1.72                     1.58
 MidCap Growth
 2002                        1,670            2.28                     3.68
 MidCap Value
 2002                        4,829            4.59                     4.03
 Partners LargeCap
 Blend
 2002                          130            0.07                     0.08
 Partners
 LargeCap Blend I
 2002                          318            1.16                     0.76
 Partners LargeCap
 Growth I
 2002                       62,482            5.09                     4.04
 Partners LargeCap
 Growth II
 2002                          399            2.54                     1.26
 Partners MidCap Blend
 2002                        2,780            3.61                     2.42
 Partners MidCap
 Growth
 2002                        1,118            3.20                     1.77
 Partners MidCap Value
 2002                        1,208            1.63                     2.26
 Partners SmallCap
 Growth I
 2002                       19,873            6.41                     5.11
 Partners SmallCap
 Growth II
 2002                           70            0.23                     0.11
 Partners SmallCap
 Value
 2002                       10,514            3.59                     3.16
 Real Estate
 2002                        1,508            2.08                     1.57
 SmallCap Blend
 2002                          443            0.45                     0.25
 SmallCap Growth
 2002                        3,652            2.19                     2.10
 SmallCap Value
 2002                        4,075            4.32                     3.34

ORDER ALLOCATION

The Manager acts as investment advisor for each of the funds sponsored by Principal Life. The Sub-Advisor places orders to trade portfolio securities for each of the Funds. The following describes the process used by the Sub-Advisor in allocating securities among its clients and/or accounts it manages.


Balanced, International I, International II, International Emerging Markets,
----------------------------------------------------------------------------
International SmallCap, LargeCap Blend I, LargeCap Growth, LargeCap S&P 500,
----------------------------------------------------------------------------
LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400, MidCap Value,
--------------------------------------------------------------------------
Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030,
--------------------------------------------------------------------------
Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic
------------------------------------------------------------------------------
Income, SmallCap Blend, SmallCap Growth, SmallCap S&P 600 and SmallCap Value
----------------------------------------------------------------------------
Funds
-----

If, in carrying out the investment objectives of the Funds, occasions arise when purchases or sales of the same equity securities are to be made for two or more of the Funds at the same time (or, in the case of accounts managed by a Sub-Advisor, for two or more Funds and any other accounts managed by the Sub-Advisor), the Manager or Sub-Advisor may submit the orders to purchase or, whenever possible, to sell, to a broker/dealer for execution on an aggregate or "bunched" basis (including orders for accounts in which Registrant, its affiliates and/or its personnel have beneficial interests). The Manager (or, in the case of accounts managed by a Sub-Advisor, the Sub-Advisor) may create several aggregate or "bunched" orders relating to a single security at different times during the same day. On such occasions, the Manager (or, in the case of accounts managed by a Sub-Advisor, the Sub-Advisor) shall compose, before entering an aggregated order, a written Allocation Statement as to how the order will be allocated among the various accounts. Securities purchased or proceeds of sales received on each trading day with respect to each such aggregate or "bunched" order shall be allocated to the various Funds (or, in the case of a Sub-Advisor, the various Funds and other client accounts) whose individual orders for purchase or sale make up the aggregate or "bunched" order by filling each Fund's (or, in the case of a Sub-Advisor, each Fund's or other client account's) order in accordance with the Allocation Statement. If the order is partially filled, it shall be allocated pro-rata based on the Allocation Statement. Securities purchased for funds (or, in the case of a Sub-Advisor, Funds and other client accounts) participating in an aggregate or "bunched" order will be placed into those Funds and, where applicable, other client accounts at a price equal to the average of the prices achieved in the course of filling that aggregate or "bunched" order.


If purchases or sales of the same debt securities are to be made for two or more of the Funds at the same time, the securities will be purchased or sold proportionately in accordance with the amount of such security sought to be purchased or sold at that time for each Fund.


The Sub-Advisor expects aggregation or "bunching" of orders, on average, to reduce slightly the cost of execution. The Sub-Advisor will not aggregate a client's order if, in a particular instance, it believes that aggregation will increase the client's cost of execution. In some cases, aggregation or "bunching" of orders may increase the price a client pays or receives for a security or reduce the amount of securities purchased or sold for a client account.


The Sub-Advisor may enter aggregated orders for shares issued in an initial public offering (IPO). In determining whether to enter an order for an IPO for any client account, the Sub-Advisor considers the account's investment restrictions, risk profile, asset composition and cash level. Accordingly, it is unlikely that every client account will participate in every available IPO. Partially filled orders for IPOs will be allocated to participating accounts in accordance with the procedures set out above. Often, however, the amount of shares designated by an underwriter for clients of the Sub-Advisor are insufficient to provide a meaningful allocation to each participating account. In such cases, the Sub-Advisor will employ an allocation system it feels treats all participating accounts fairly and equitably over time.


Partners MidCap Growth Fund
---------------------------
Turner has developed an allocation system for limited opportunities: block orders that cannot be filled in one day and IPOs. Allocation of all partially filled trades will be done pro-rata, unless the small size would cause excessive ticket charges. In that case, allocation will begin with the next account on the rotational account listing. Any directed brokerage arrangement will result in the inability of Turner to, in all cases, include trades for that particular client in block orders if the block transaction is executed through a broker other than the one that has been directed. The benefits of that kind of transaction, a sharing of reduced cost and possible more attractive prices, will not extend to the directed client. Allocations exceptions may be made if documented and approved timely by the firm's compliance officer. Turner's proprietary accounts may trade in the same block with client accounts, if it is determined to be advantageous to the client to do so.

Partners LargeCap Blend
---------------------------
With respect to IPOs, Federated combines all purchase orders made for each fund for which it serves as advisor and places a single purchase order on such terms and at such time as Federated reasonably expects to maximize the funds' participation in the IPOs. Prior to entering the order, Federated will prepare a record of which funds will participate in the IPO and the amount of securities they have been authorized to purchase. Upon confirmation of the amount of securities received in the IPO, Federated allocates such securities among the participating funds in proportion to their participation in the order and notifies the portfolio manager of each participating fund of that preliminary allocation. The portfolio manager may request the purchase of additional securities up to a specified price, or sell some or all the securities allocated to the fund for which the portfolio manager serves at or above a specified price. The portfolio manager may also withdraw from the IPO if the size of the fund's participation in the order does not justify the administrative and transactional expense of accepting and selling the securities, but withdrawal will be permitted only to the extent that orders from fund's wishing to purchase the IPO securities exceed request to sell such securities.

With respect to transactions among multiple funds authorized to purchase or sell the same equity securities on a securities exchange or in the "over-the-counter" market, Federated will combine all purchase orders and all sell orders and will attempt to sell or purchase sufficient equity securities to fill all outstanding orders. The allocation of equity securities purchased or sold is in proportion to each fund's order. Federated will not change the allocation unless all participating portfolio managers or Federated's Chief Investment Officer authorizes another allocation before the trade tickets are transmitted to the fund's custodian, and any such reallocation is reviewed by Federated's Director of Compliance. If Federated is attempting to fill an order for an equity security and a portfolio manager delivers a new order for the same security during the trading day, the new order will be added to the combined order if there has been no material change in the price of equity security from any trade previously executed that day. If there has been a material change (a change of 2 percent or more) the new order will be added to the unexecuted balance of original orders.


With respect to transactions for fund's with a common portfolio manager, the portfolio manager must balance the competing interests of the funds when allocating securities. Typically, a portfolio manager will place orders for equity securities on behalf of funds with the same investment objectives, strategies and policies in proportion to the market value of their portfolios. However, among funds with different investment objectives, strategies or policies, a portfolio manager may give precedence to the funds for which an equity security is best suited. Factors that a portfolio manager may consider when placing different proportion orders for equity securities on behalf of funds include (but are limited to), with respect to each fund, current cash availability and anticipated cash flows, available alternative investments, current exposure to the issuer, industry or sector, whether the expected effect on strategy or performance would be minimal or whether a proportionate allocation would result in an economic order quantity.


Partners LargeCap Growth
------------------------
Putnam executes as many as 7,700 trades daily on its Boston-based trading floor. It is important that trades be coordinated to leverage the best possible pricing. In many cases, Putnam's traders will not go to the market in one large block because they see that it will inappropriately move the price of the security to the detriment of clients. In these cases, careful timing of purchases is the most prudent course of action to take. Once a large quantity of a security is acquired by Putnam on behalf of its clients, it is allocated to each specific client on a pro-rata basis. Senior Putnam Trading Professionals actively monitor all trades and brokerage firms. In monitoring trading activity, Putnam is primarily interested in consistency of performance and obtaining best execution. Brokers are compensated according to these factors as well as the quality and scope of transaction services they have provided. In keeping with Putnam's commitment to best execution, we consider factors relevant to minimizing costs, including the size and timing of the transaction, the nature of the market for the security, the commission, and the quality of service rendered by the broker/dealer in other transactions.

Partners LargeCap Growth I and Partners MidCap Blend Fund
---------------------------------------------------------
Transactions for each portfolio account advised by MSAM generally are completed independently. MSAM, however, may purchase or sell the same securities or instruments for a number of portfolio accounts, including portfolios of its affiliates, simultaneously. These accounts will include pooled vehicles, including partnerships and investment companies for which MSAM and related persons of MSAM act as investment manager and administrator, and in which MSAM, its officers, employees and its related persons have a financial interest, and accounts of pension plans covering employees of MSAM and its affiliates ("Proprietary Accounts"). When possible, orders for the same security are combined or "batched" to facilitate test execution and to reduce brokerage commissions or other costs. MSAM effects batched transactions in a manner designed to ensure that no participating portfolio, including any Proprietary Account, is favored over any other portfolio. Specifically, each portfolio (including the Partners LargeCap Growth I and
Partners MidCap Blend Funds) that participates in a batched transaction will participate at the average share price for all of MSAM's transactions in that security on that business day, with respect to that batched order. Securities purchased or sold in a batched transaction are allocated pro-rata, when possible, to the participating portfolio accounts in proportion to the size of the order placed for each account. MSAM may, however, increase or decrease the amount of securities allocated to each account if necessary to avoid holding odd-lot or small numbers of shares for particular portfolios. Additionally, if MSAM is unable to fully execute a batched transaction and MSAM determines that it would be impractical to allocate a small number of securities among the accounts participating in the transaction on a pro-rata basis, MSAM may allocate such securities in a manner determined in good faith to be a fair allocation.

Partners LargeCap Value
-----------------------
In carrying out the investment objectives of the Fund, occasions arise when purchases or sales of the same equity securities are to be made for the Fund and any other account managed by Bernstein. Bernstein's allocation and executions policies are designed to assist it in providing clients with money management on an individual basis. In circumstances where other units of Alliance are placing orders for the same securities as Bernstein, order executions are not coordinated. Prior to determining which accounts should participate in a potential purchase or sale of blocks of securities during a trading day, in addition to prevailing market conditions, Bernstein considers: 1) for purchases:
a) whether the security is appropriate for all accounts or a certain category of accounts; b) whether the security is appropriate for all accounts, though in varying percentages for each account; or c) whether the security is appropriate for a certain category of accounts, and 2) for sales: a) whether the security should not be owned by any of its client accounts; b) whether the security should be owned in lesser percentages for each account or a certain category of accounts; or c) whether Bernstein intends to liquidate a position for tax purposes for those clients requiring a gain or loss. Where Bernstein determines to sell a security regardless of tax considerations, both taxable and tax-exempt accounts are eligible for sale contemporaneously. In those situations where tax gains influence the sale, securities in the tax-exempt accounts will usually be placed for sale first, as additional time is needed to consider the tax implications for each taxable account. Conversely, when tax losses influence the sale, Bernstein may prioritize taxable clients first as the loss has a specific impact in a given year. When orders are generated, the decision as to which accounts should participate, and in what amount, is based on the type of security, the present or desired structure of the portfolio, the nature of the account's goals and tolerance for risk, the tax status, and the permitted investment techniques. As a result, Bernstein may have different price limits at which it would desire to purchase or sell a security for different accounts. Bernstein's portfolio-information system, portfolio reports and quality control reports permit it to consider and weigh these factors as appropriate.


Upon execution of an order, the appropriate amounts and prices are recorded for each account. Bernstein's Trading and Technical Group records the specific accounts that may participate in a proposed execution of U.S. equity orders. The pending orders on these accounts are then used as a basis for the allocations of executed orders. U.S.equity orders for accounts for which Bernstein's affiliated broker-dealer, Sanford C. Bernstein & Co., LLC ("SCB LLC") executes transactions and accounts that utilize other brokers are executed on a proportional basis. Among the accounts that direct brokerage to firms other than SCB LLC, the priority of the orders is generally determined on a random basis. This procedure may vary depending on factors such as purchase or sale opportunities among brokers selected by the clients, the size of the order and timing considerations.


Where SCB LLC executes transactions, at any particular time, all outstanding equity orders for investment management accounts for the same security at the same limit are treated equally. When such executions occur at different prices during the day, participating clients get the average price of all eligible executions in that security during the day. If all the orders for the same security have the same limit, or if all the executions satisfy the most restrictive limit, then all the executions are price-averaged for allocation to the orders. Otherwise, the orders are grouped according to limit. For each group, portions of each execution are chosen such that the average price of executions chosen for each group meets its limit, does not exceed the quantity ordered and comes closer to proportional allocation than any other distribution. If the amount that SCB LLC has been able to execute in the desired price range is not sufficient to fill all the orders, the total amount executed is allocated to the accounts on a mechanical basis as described below.


Accounts are generally divided into two categories: 1) those with equity equal to or greater than $5 million (including relationships with combined equity equal or greater than $5 million), and 2) those with equity less than $5 million. Accounts or account relationships falling into the first category will receive the appropriate partial allocation rounded to the nearest 100 shares if the result of the partial allocation is 1,000 shares or more. In any account or account relationship in this category where, as a result of the partial allocation, the account or account relationship would receive less than1,000 shares, those accounts or account relationships are then chosen on a random basis to receive, if selected, the lesser of 1,000 shares or the number of shares remaining to be filled. Transactions for accounts or account relationships with equity of less than $5 million will be allocated on an all-or-nothing basis by random selection. This category of accounts and account relationships will receive roughly the percentage of the execution to which it is entitled as a whole (e.g. if this group represents 30% of the entire order, then approximately 30% of the shares executed will be allocated to the group). However, if there are shares remaining that would result in a partial allocation to an account with equity of less than $5 million, these shares will be allocated, if possible, to accounts with equity greater than $5 million if there are partials that have not been completed. To the extent that there are none, these shares will be allocated to one account with equity of less than $5 million, resulting in a partial allocation. While a defined relationship of accounts will generally be treated as a single trading entity from the standpoint of allocation, account-specific factors, such as differences in risk tolerance, tax considerations or permitted investment techniques, may make treatment of the relationship as an entity inappropriate.


For equity accounts, allocation may also be based on the following additional factors: 1) whether or not a client has an existing partial position in that particular security; 2) the tax status of the account, e.g. time constraints involved in reviewing tax consequences or effecting tax strategies; 3) the account's risk/reward goals; and 4) time constraints involved in reviewing guidelines which may prohibit certain allocations.


IPOs generally do not fall within the investment objectives of Bernstein's clients in its value services.


Preferred Securities
------------------------
If, in carrying out the investment objectives of the Fund, occasions arise when purchases or sales of the same equity securities are to be made for the Fund and any other accounts managed by the Sub-Advisor at the same time, Spectrum may submit the orders to purchase or, whenever possible, to sell, to a broker/dealer for execution on an aggregate or "bunched" basis (including orders for accounts in which the Registrant, its affiliates and/or its personnel have beneficial interests). The Sub-Advisor may create several aggregate or "bunched" orders relating to a single security at different times during the same day. On such occasions, the Sub-Advisor shall compose, before entering an aggregated order, a written Allocation Statement as to how the order will be allocated among the various accounts. Securities purchased or proceeds of sales received on each trading day with respect to each such aggregate or "bunched" order shall be allocated to the Fund and other client accounts whose individual orders for purchase or sale make up the aggregate or "bunched" order by filling the Fund's or other client account's order in accordance with the Allocation Statement. If the order is partially filled, it shall be allocated pro rata based on the Allocation Statement. Securities purchased for the Fund and other client accounts participating in an aggregate or "bunched" order will be placed into the Fund and other client accounts at a price equal to the average of the prices achieved in the course of filling that aggregate or "bunched" order.

If purchases and sales of the same securities are to be made for two or more Funds or other accounts managed by the Sub-Advisor, the Sub-Advisor will frequently allocate the purchases and sales on a pro-rata basis, or may allocate the trades to individual accounts to address diversification issues raised by individual account guidelines and/or cashflows. The Sub-Advisor's allocation policies are designed such that no account will be favored over another account, Fund, or portfolio.


The Sub-Advisor expects aggregation or "bunching" of orders, on average, to slightly reduce the cost of execution. The Sub-Advisor will not aggregate a client's order if, in a particular instance, it believes that aggregation will increase the client's cost of execution. In some cases, aggregation or "bunching" of orders may increase the price a client pays or receives for a security or reduce the amount of securities purchased or sold for a client account.


The Sub-Advisor does not purchase IPO's as part of its Preferred Stock strategy, and therefore will not purchase IPO's for the Fund or for any other account for which the Sub-Advisor manages a Preferred Stock strategy.


Partners SmallCap Growth II
-------------------------------
UBS Global AM will attempt to equitably allocate portfolio transactions among the Fund and others whenever concurrent decisions are made to purchase or sell securities by the Fund and another. In making such allocations between the Fund and others, the main factors to be considered are the respective investment objectives, the relative size of the portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Fund and others. In some cases, this procedure could have an adverse effect on the Fund. In the opinion of the Sub-Advisor, however, the results of such procedures will, on the whole, be in the interest of each of its clients.

Partners SmallCap Value Fund
--------------------------------
Frequently, Ark Asset enters into "block" trades on behalf of its client accounts. Ark Asset's client accounts include separately managed accounts, pooled investment vehicles including Limited Liability Companies and Investment Companies for which Ark Asset acts as investment manager, and accounts of pension plans covering employees of Ark Asset. Ark Asset enters into such trades as part of its general trading policy designed to ensure that none of the its client accounts are favored over any other client account and to facilitate best execution.

Specifically, each client account (including the Fund) that participates in a block trade will participate at the average share price for all of Ark Asset's transactions in that security on that business day, entered into on behalf of the same group of client accounts. Securities purchased or sold in such a block trade are allocated to the relevant client accounts pro-rata, based on each client account's market value, subject to any specific restrictions imposed by Ark Asset's clients. However, Ark Asset normally excludes the accounts of pension plans covering employees of Ark Asset from block trades and trades on behalf of such pension plans subsequent to the completion of such block trades.


Ark Asset does not purchase IPOs as part of its SmallCap Value Strategy and therefore will not purchase IPOs on behalf of the Partners SmallCap Value Fund or any other of its client accounts which are invested in its SmallCap Value Strategy.


Ark Asset does not trade on behalf of any client accounts with broker-dealer affiliates.


If the purchase or sale of securities consistent with the investment objectives of the Funds or one or more of the other clients for which American Century, Dreyfus, J.P. Morgan Investment or Neuberger Berman acts as investment sub-advisor or advisor is to be made at the same time, the securities are purchased or sold proportionately in accordance with the amount of such security sought to be purchased or sold at that time for each Fund or client.


PURCHASE, REDEMPTION AND PRICING OF SHARES


PURCHASE OF SHARES
Shares of the Advisors Select, Advisors Preferred, Select, Preferred classes and Institutional Class of the currently offered Funds can be purchased only by:
.. the separate accounts of participating insurance companies for the purpose of funding variable insurance contracts (Institutional Class shares),
.. any Fund distributed by Princor, if the Fund seeks to achieve its investment objective by investing primarily in shares of Funds distributed by Princor (a "fund-of-funds") (Institutional Class shares), and
.. certain employer sponsored retirement plans (Advisors Preferred, Advisors
  Select, Preferred and Select Classes of shares).

Class J shares are offered only to individuals (and his/her spouse) who:
.. to individuals (and his/her spouse) who receive lump sum distributions from terminating retirement or employee welfare benefit plans or contracts sponsored by Principal Life;
.. to customers of Principal Connection or the small business direct sales team;
  and
.. to customers purchasing shares through the Principal Income IRA.

Class J shares of the Capital Preservation Fund are offered only to fund an Individual Retirement Account (IRA), Simplified Employee Pension ("SEP") plan and Savings Incentive Match Plan for Employees ("SIMPLE").


The Advisors Select, Advisors Preferred, Select and Preferred classes are currently available through registered representatives of Princor, registered representatives of certain broker/dealers selected by Princor or financial planners.


Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Fund when authorized organizations, their agents or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares of the Funds are purchased at the net asset value ("NAV") per share as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received and accepted by an authorized agent of a Fund. In order to receive a day's price, an order must be received by the close of the regular trading session of the NYSE as described below in "Offering Price."


SALES OF SHARES

Payment for shares tendered for redemption is ordinarily made in cash. The Board may determine, however, that it would be detrimental to the remaining shareholders to make payment of a redemption order wholly or partly in cash. The Fund may, therefore, pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Fund's portfolio in lieu of cash. If the Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described below in "Offering Price."

The right to require the Funds to redeem their shares may be suspended, or the date of payment may be postponed, whenever: 1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends; 2) the SEC permits such suspension and so orders; or 3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.


Sales of shares of the Funds (except Class J shares), like purchases, may only be effected through the separate accounts of participating insurance companies, an employer sponsored plan or a fund of funds. Certain designated organizations are authorized to receive sell orders on the Fund's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Fund when authorized organizations, their agents or affiliates receive the order. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.


OFFERING PRICE
For all Funds except the Money Market Fund
------------------------------------------
As stated in the Prospectuses, the NAV of each Class of the Funds (except Money Market Fund) is determined once each day on which the NYSE is open, at the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). As stated in the Prospectus, the NAV of Fund shares is not determined on days the NYSE is closed (generally, New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

The share price for each class of shares for each Fund is determined by dividing the value of securities in the Fund's investment portfolio plus all other assets attributable to that class, less all liabilities attributable to that class, by the number of Fund shares of that Class outstanding. In determining NAV, securities listed on an Exchange, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Funds are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Funds and are based upon appraisals obtained by a pricing service, in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Each Fund will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which quotations are not readily available, and other assets, are valued at fair value determined in good faith under procedures established by and under the supervision of the Directors.


Trading in securities on foreign securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, foreign securities trading generally or in a particular country or countries may not take place on all business days in New York.

Furthermore, trading may take place in various foreign markets on days which are not business days in New York and on which a Fund's NAV is not calculated. A Fund calculates its NAV per Class per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation.


Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any Sub-Advisor is authorized to make such determinations subject to the oversight of the Bard as may from time to time be necessary.



PRICING OF FUND SHARES

The Fund's shares are bought and sold at the current share price. The share price of each class of the Fund is calculated each day the New York Stock Exchange ("NYSE") is open. The share price is determined at the close of business of the Exchange (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received.

The share price is calculated by:
.. taking the current market value of the total assets of the Fund
.. subtracting liabilities of the Fund
.. dividing the remainder proportionately into the classes of the Fund
.. subtracting the liability of each class
.. dividing the remainder by the total number of shares owned in that class.

NOTES:

.. If current market values are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors.

.. A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.

.. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

.. The fair value of a wrapper agreement is equal to the difference between the book value and the market value (including accrued interest) of the covered assets. If the market value (including accrued interest) of the covered assets is greater than the book value, the value of a wrapper agreement is reflected as a liability of the Fund reflecting the potential liability of the Fund to the wrap provider. If the market value (including accrued interest) of the covered assets is less than the book value, the value of a wrapper agreement appears as an asset of the Fund reflecting the potential liability of the wrap provider to the Fund.

  In valuing a wrapper agreement, the Board considers the creditworthiness and ability of a wrap provider to pay amounts due under the wrapper agreement. The Board may determine that a wrap provider is unable to make such payments. It would then assign a fair value to the wrapper agreement that is less than the difference between the book value of the wrapper agreement and the market value (including accrued interest) of the covered assets. In such event, the Fund might be unable to maintain a stable value per share.


Money Market Fund
-----------------
The share price of each Class of shares of the Money Market Fund is determined at the same time and on the same days as the Funds as described above. The share price is computed by dividing the total value of the Fund's securities and other assets, less liabilities, by the number of Fund shares outstanding.

All securities held by the Money Market Fund are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost; thereafter, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the security.


Use of the amortized cost valuation method by the Money Market Fund requires the Fund to maintain a dollar weighted average maturity of 90 days or less and to purchase only obligations that have remaining maturities of 397 days or less or have a variable or floating rate of interest. In addition, the Fund invests only in obligations determined by the Directors to be of high quality with minimal credit risks.


The Directors have established procedures for the Money Market Fund designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include a directive to the Sub-Advisor to test price the portfolio or specific securities on a weekly basis using a mark-to-market method of valuation to determine possible deviations in the net asset value from $1.00 per share. If such deviation exceeds 1/2 of 1%, the Directors promptly consider what action, if any, will be initiated. In the event the Directors determine that a deviation exists which may result in material dilution or other unfair results to shareholders, they take such corrective action as they regard as appropriate, including: sale of portfolio instruments prior to maturity; the withholding of dividends; redemptions of shares in kind; the establishment of a net asset value per share based upon available market quotations; or splitting, combining or otherwise recapitalizing outstanding shares. The Fund may also reduce the number of shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such number of full and fractional shares as is necessary to maintain the net asset value at $1.00 per share.



TAXATION OF THE FUNDS


It is a policy of the Funds to make distributions of substantially all of their respective investment income and any net realized capital gains. The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions (as long or short-term capital gains) of the Fund in the manner they were received by the Fund.


All income dividends and capital gains distributions, if any, on a Fund's shares are reinvested automatically in additional shares of the same class of the same Fund at the NAV determined on the first business day following the record date.


Certain Funds may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the IRS. In order to avoid taxes and interest that must be paid by the Funds if these instruments appreciate in value, the Funds may make various elections permitted by the tax laws. However, these elections could require that the Funds recognize taxable income, which in turn must be distributed.

Some foreign securities purchased by the Funds may be subject to foreign taxes that could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. The Funds may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders. If such election is not made, any foreign taxes paid or accrued will represent an expense to each affected Fund that will reduce its investment company taxable income.


CALCULATION OF PERFORMANCE DATA


FOR ALL FUNDS EXCEPT THE MONEY MARKET FUND
A Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio, and its operating expenses. Consequently, any given performance quotation should not be considered representative of a Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

Comparative performance information may be used from time to time in advertising the Funds, including appropriate market indices including the benchmarks shown in the prospectus for the Fund or data from Lipper, Inc., Ibbotson Associates, Morningstar Inc., the Dow Jones Industrial Average and other industry publications.


From time to time, the Fund may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: 1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); 2) discussions of general economic trends; 3) presentations of statistical data to supplement such discussions; 4) descriptions of past or anticipated portfolio holdings for one or more of the Funds; 5) descriptions of investment strategies for one or more of the Funds; 6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the Funds; 7) comparisons of investment products (including the Funds) with relevant markets or industry indices or other appropriate benchmarks; 8) discussions of fund rankings or ratings by recognized rating organizations; and 9) discussions of various statistical methods quantifying the Fund's volatility relative to its benchmark or to past performance, including risk adjusted measures. The Fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the Funds.


Money Market Fund Yield
-----------------------
The Money Market Fund may advertise its yield and its effective yield. Yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent. Because realized capital gains or losses in a Fund's portfolio are not included in the calculation, the Fund's net investment income per share for yield purposes may be different from the net investment income per share for dividend purposes, that includes net short-term realized gains or losses on the Fund's portfolio. As of October 31, 2002, the Money Market Fund's yield was as follows:

                                         YIELD AS OF OCTOBER 31, 2002
                        --------------------------------------------------------------
                        ADVISORS  ADVISORS
                         SELECT   PREFERRED  PREFERRED  SELECT  INSTITUTIONAL
 FUND                    CLASS      CLASS      CLASS    CLASS       CLASS      CLASS J
 ----                    -----      -----      -----    -----       -----      -------
 Money Market            0.65%      0.83%      1.14%    1.02%       1.40%       0.52%




Effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding
1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result. The resulting effective yield figure is carried to at least the nearest hundredth of one percent. As of October 31, 2002, the Money Market Fund's effective yield was:

                                         YIELD AS OF OCTOBER 31, 2002
                        --------------------------------------------------------------
                        ADVISORS  ADVISORS
                         SELECT   PREFERRED  PREFERRED  SELECT  INSTITUTIONAL
 FUND                    CLASS      CLASS      CLASS    CLASS       CLASS      CLASS J
 ----                    -----      -----      -----    -----       -----      -------
 Money Market            0.65%      0.83%      1.14%    1.02%       1.41%       0.52%



The yield quoted at any time for the Money Market Fund represents the amount that was earned during a specific, recent seven-day period and is a function of the quality, types and length of maturity of instruments in the Fund's portfolio and the Fund's operating expenses. The length of maturity for the portfolio is the average dollar weighted maturity of the portfolio. This means that the portfolio has an average maturity of a stated number of days for its issues. The calculation is weighted by the relative value of each investment.


The yield for the Money Market Fund fluctuates daily as the income earned on the investments of the Fund fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. There is no guarantee that the net asset value or any stated rate of return will remain constant. A shareholder's investment in the Fund is not insured. Investors comparing results of the Money Market Fund with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions. Historical and comparative yield information may, from time to time, be presented by the Fund.



Total Return for all other Funds
--------------------------------
When advertising total return figures, each of the other Funds will include its average annual total return for each of the one, five and ten year periodsthat end on the last day of the most recent calendar quarter. Average annual total return is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable value assuming the reinvestment of all dividends and capital gains distributions at net asset value. In its advertising, a Fund may also include average annual total return for some other period or cumulative total return for a specified period. Cumulative total return is computed by dividing the ending redeemable value (assuming the reinvestment of all dividends and capital gains distributions at net asset value) by the initial investment.

The average annual total return for the periods ending October 31, 2002 for the Advisors Select Class shares are as follows:/R>

 FUND                                               1-YEAR          5-YEAR
 ----                                               ------          ------
 Balanced                                           -9.39%        -10.05/(1)/%
 Bond & Mortgage Securities                          3.80          7.63/(1)/    /
 Capital Preservation                                3.50          3.59/(2)/
 Government Securities                               5.00          7.43/(1)/
 High Quality Intermediate-Term Bond                 4.43          7.99/(3)/
 High Quality Long-Term Bond                         4.15          7.80/(4)/
 High Quality Short-Term Bond                        3.72          6.98/(5)/
 International Emerging Markets                      5.34         -8.21/(3)/
 International I                                   -12.33         -20.99/(6)/
 International II                                  -12.32         -20.33/(4)/
 International SmallCap                            -10.41         -20.36/(5)/
 LargeCap Growth                                   -18.12         -28.80/(4)/
 LargeCap S&P 500 Index                            -16.15         -19.52/(1)/
 LargeCap Value                                     -9.26         -10.38/(1)/
 MidCap Blend                                       -2.95         -5.81/(1)/
 MidCap Growth                                     -30.65         -36.50/(4)/
 MidCap S&P 400 Index                               -6.25         -8.41/(1)/
 MidCap Value                                        0.44         -0.68/(5)/
 Money Market                                        0.88          2.26/(6)/
 Partners LargeCap Blend                           -10.18         -11.72/(5)/
 Partners LargeCap Blend I                         -19.84         -22.99/(6)/   /
 Partners LargeCap Growth I                        -19.38         -23.93/(6)/
 Partners LargeCap Growth II                       -17.46         -24.86/(6)/
 Partners LargeCap Value                            -9.96         -4.46/(4)/
 Partners MidCap Blend                             -21.26         -20.29/(7)/
 Partners MidCap Growth                            -19.85         -32.27/(5)/
 Partners MidCap Value                              -1.39         -4.38/(6)/
 Partners SmallCap Growth I                        -30.78         -28.56/(6)/
 Partners SmallCap Growth II                        -9.29         -28.23/(5)/
 Partners SmallCap Value                            -3.44         -2.37/(7)/
 Principal LifeTime 2010                            -3.98         -3.46/(7)/
 Principal LifeTime 2020                            -5.40         -5.14/(7)/
 Principal LifeTime 2030                            -7.26         -7.43/(7)/
 Principal LifeTime 2040                            -8.74         -8.03/(7)/
 Principal LifeTime 2050                           -11.05         -11.38/(7)/
 Principal Lifetime Strategic Income                -2.11         -1.39/(7)/    /
 Real Estate                                         8.96          6.72/(3)/
 SmallCap Blend                                     -7.83         -3.95/(6)/
 SmallCap Growth                                   -30.69         -26.25/(4)/
 SmallCap S&P 600 Index                             -4.96         -3.22/(3)/
 SmallCap Value                                      3.90          4.52/(5)/

/ //(1)/ Period from December 1, 2000 (date operations commenced) through
 October 31, 2002.
/ //(2)/ Period from June15, 2001 (date operations commenced) through October
 31, 2002.
/ //(3)/ Period from November 30, 2000 (date operations commenced) through
 October 31, 2002.
/ //(4)/ Period from November 27, 2000 (date operations commenced) through
 October 31, 2002.
/ //(5)/ Period from November 29, 2000 (date operations commenced) through
 October 31, 2002.
/ //(6)/ Period from November 28, 2000 (date operations commenced) through
 October 31, 2002.
/ //(7)/ Period from March 1, 2001 (date operations commenced) through October
 31, 2002.

The average annual total return for the periods ending October 31, 2002 for the Advisors Preferred Class shares are as follows:


 FUND                                                  1-YEAR          5-YEAR
 ----                                                  ------          ------
 Balanced                                              -9.21%        -9.85/(1)/%
 Bond & Mortgage Securities                             4.08          7.91/(1)/    /
 Capital Preservation                                   3.68          3.78/(2)/
 Government Securities                                  5.09          7.60/(1)/
 High Quality Intermediate-Term Bond                    4.61          8.17/(3)/
 High Quality Long-Term Bond                            4.34          7.98/(4)/
 High Quality Short-Term Bond                           3.91          7.26/(5)/
 International Emerging Markets                         5.53         -8.06/(3)/
 International I                                      -12.03         -20.73/(6)/
 International II                                      -9.07         -18.67/(4)/
 International SmallCap                               -10.38         -20.23/(5)/
 LargeCap Growth                                      -18.10         -28.73/(4)/
 LargeCap S&P 500 Index                               -15.86         -19.32/(1)/
 LargeCap Value                                        -9.09         -10.24/(1)/
 MidCap Blend                                          -2.78         -5.62/(1)/
 MidCap Growth                                        -30.60         -36.39/(4)/
 MidCap S&P 400 Index                                  -6.08         -8.32/(1)/
 MidCap Value                                           0.61         -0.54/(5)/
 Money Market                                           1.06          2.44/(6)/
 Partners LargeCap Blend                              -10.11         -11.58/(5)/
 Partners LargeCap Blend I                            -19.78         -22.85/(6)/   /
 Partners LargeCap Growth I                           -17.99         -23.13/(6)/
 Partners LargeCap Growth II                          -17.41         -24.73/(6)/
 Partners LargeCap Value                               -7.73         -3.18/(4)/
 Partners MidCap Blend                                -21.13         -20.15/(7)/
 Partners MidCap Growth                               -18.59         -31.69/(5)/
 Partners MidCap Value                                  0.11         -3.57/(6)/
 Partners SmallCap Growth I                           -30.60         -28.41/(6)/
 Partners SmallCap Growth II                           -9.12         -28.10/(5)/
 Partners SmallCap Value                               -3.24         -2.19/(7)/
 Principal LifeTime 2010                               -3.81         -3.30/(7)/
 Principal LifeTime 2020                               -5.22         -4.97/(7)/
 Principal LifeTime 2030                               -7.09         -7.27/(7)/
 Principal LifeTime 2040                               -8.57         -7.86/(7)/
 Principal LifeTime 2050                              -10.88         -11.22/(7)/
 Principal Lifetime Strategic Income                   -1.93         -1.22/(7)/    /
 Real Estate                                            9.94          7.28/(3)/
 SmallCap Blend                                        -7.79         -3.83/(6)/
 SmallCap Growth                                      -30.69         -26.21/(4)/
 SmallCap S&P 600 Index                                -4.75         -3.00/(3)/
 SmallCap Value                                         3.98          4.67/(5)/

/ //(1)/ Period from December 1, 2000 (date operations commenced) through
 October 31, 2002.
/ //(2)/ Period from June15, 2001 (date operations commenced) through October
 31, 2002.
/ //(3)/ Period from November 30, 2000 (date operations commenced) through
 October 31, 2002.
/ //(4)/ Period from November 27, 2000 (date operations commenced) through
 October 31, 2002.
/ //(5)/ Period from November 29, 2000 (date operations commenced) through
 October 31, 2002.
/ //(6)/ Period from November 28, 2000 (date operations commenced) through
 October 31, 2002.
/ //(7)/ Period from March 1, 2001 (date operations commenced) through October
 31, 2002.





The average annual total return for the periods ending October 31, 2002 for the Select Class shares are as follows:

 FUND                                      1-YEAR          5-YEAR
 ----                                      ------          ------
 Balanced                                  -9.02%        -9.70/(1)/%
 Bond & Mortgage Securities                 4.96          8.43/(1)/    /
 Capital Preservation                       3.88          3.94/(2)/
 Government Securities                      5.48          7.89/(1)/
 High Quality Intermediate-Term Bond        4.81          8.36/(3)/
 High Quality Long-Term Bond                4.53          8.17/(4)/
 High Quality Short-Term Bond               3.20          6.96/(5)/
 International Emerging Markets             5.85         -7.86/(3)/
 International I                          -11.96         -20.64/(6)/
 International II                         -11.96         -20.04/(4)/
 International SmallCap                   -10.09         -20.04/(5)/
 LargeCap Growth                          -17.91         -28.58/(4)/
 LargeCap S&P 500 Index                   -15.79         -19.18/(1)/
 LargeCap Value                            -8.90         -10.03/(1)/
 MidCap Blend                              -2.59         -5.47/(1)/
 MidCap Growth                            -30.38         -36.26/(4)/
 MidCap S&P 400 Index                      -5.99         -8.12/(1)/
 MidCap Value                               0.91         -0.28/(5)/
 Money Market                               1.26          2.64/(6)/
 Partners LargeCap Blend                   -9.93         -11.43/(5)/
 Partners LargeCap Blend I                -19.60         -22.71/(6)/   /
 Partners LargeCap Growth I               -19.03         -23.59/(6)/
 Partners LargeCap Growth II              -17.25         -24.61/(6)/
 Partners LargeCap Value                   -9.59         -4.11/(4)/
 Partners MidCap Blend                    -20.99         -20.01/(7)/
 Partners MidCap Growth                   -19.48         -32.03/(5)/
 Partners MidCap Value                     -0.96         -4.00/(6)/
 Partners SmallCap Growth I               -30.52         -28.26/(6)/
 Partners SmallCap Growth II               -8.95         -27.96/(5)/
 Partners SmallCap Value                   -3.03         -2.00/(7)/
 Principal LifeTime 2010                   -3.63         -3.13/(7)/
 Principal LifeTime 2020                   -5.04         -4.80/(7)/
 Principal LifeTime 2030                   -6.91         -7.10/(7)/
 Principal LifeTime 2040                   -8.49         -7.76/(7)/
 Principal LifeTime 2050                  -10.81         -11.12/(7)/
 Principal LifeTime Strategic Income       -1.75         -1.05/(7)/    /
 Real Estate                                9.44          7.13/(3)/
 SmallCap Blend                            -7.98         -3.84/(6)/
 SmallCap Growth                          -30.47         -26.07/(4)/
 SmallCap S&P 600 Index                    -4.56         -2.86/(3)/
 SmallCap Value                             4.17          4.82/(5)/

/ //(1)/ Period from December 1, 2000 (date operations commenced) through
 October 31, 2002.
/ //(2)/ Period from June15, 2001 (date operations commenced) through October
 31, 2002.
/ //(3)/ Period from November 30, 2000 (date operations commenced) through
 October 31, 2002.
/ //(4)/ Period from November 27, 2000 (date operations commenced) through
 October 31, 2002.
/ //(5)/ Period from November 29, 2000 (date operations commenced) through
 October 31, 2002.
/ //(6)/ Period from November 28, 2000 (date operations commenced) through
 October 31, 2002.
/ //(7)/ Period from March 1, 2001 (date operations commenced) through October
 31, 2002.





The average annual total return for the periods ending October 31, 2002 for the Preferred Class shares are as follows:

 FUND                                         1-YEAR          5-YEAR
 ----                                         ------          ------
 Balanced                                     -8.89%        -9.53/(1)/%
 Bond & Mortgage Securities                    4.50          8.22/(1)/    /
 Capital Preservation                          4.00          4.10/(2)/
 Government Securities                         5.61          8.01/(1)/
 High Quality Intermediate-Term Bond           4.93          8.58/(3)/
 High Quality Long-Term Bond                   4.66          8.18/(4)/
 High Quality Short-Term Bond                  4.13          7.51/(5)/
 International Emerging Markets                5.97         -7.85/(3)/
 International I                             -11.61         -20.48/(6)/
 International II                            -11.72         -19.93/(4)/
 International SmallCap                       -9.87         -19.88/(5)/
 LargeCap Growth                             -17.75         -28.51/(4)/
 LargeCap S&P 500 Index                      -15.31         -18.95/(1)/
 LargeCap Value                               -8.79         -9.92/(1)/
 MidCap Blend                                 -2.47         -5.30/(1)/
 MidCap Growth                               -30.22         -36.18/(4)/
 MidCap S&P 400 Index                         -5.78         -8.01/(1)/
 MidCap Value                                  0.92         -0.17/(5)/
 Money Market                                  1.38          2.77/(6)/
 Partners LargeCap Blend                      -9.82         -11.37/(5)/
 Partners LargeCap Blend I                   -19.59         -22.59/(6)/   /
 Partners LargeCap Growth I                  -18.88         -23.50/(6)/
 Partners LargeCap Growth II                 -17.12         -24.54/(6)/
 Partners LargeCap Value                      -9.37          -3.99(/4)/
 Partners MidCap Blend                       -20.96         -19.94/(7)/
 Partners MidCap Growth                      -19.33         -31.96/(5)/
 Partners MidCap Value                        -0.83         -3.88/(6)/
 Partners SmallCap Growth I                  -30.11         -28.04/(6)/
 Partners SmallCap Growth II                  -8.93         -27.90/(5)/
 Partners SmallCap Value                      -2.93         -1.88/(7)/
 Principal LifeTime 2010                      -3.50         -3.00/(7)/
 Principal LifeTime 2020                      -4.91         -4.67/(7)/
 Principal LifeTime 2030                      -6.89         -7.03/(7)/
 Principal LifeTime 2040                      -8.26         -7.56/(7)/
 Principal LifeTime 2050                     -10.69         -10.99/(7)/
 Principal Lifetime Strategic Income          -1.63         -0.92/(7)/    /
 Real Estate                                   9.47          7.15/(3)/
 SmallCap Blend                               -7.48         -3.52/(6)/
 SmallCap Growth                             -30.47         -26.07/(4)/
 SmallCap S&P 600 Index                       -4.35         -2.74/(3)/
 SmallCap Value                                4.29          4.94/(5)/


/ //(1)/ Period from December 1, 2000 (date operations commenced) through
 October 31, 2002.
/ //(2)/ Period from June15, 2001 (date operations commenced) through October
 31, 2002.
/ //(3)/ Period from November 30, 2000 (date operations commenced) through
 October 31, 2002.
/ //(4)/ Period from November 27, 2000 (date operations commenced) through
 October 31, 2002.
/ //(5)/ Period from November 29, 2000 (date operations commenced) through
 October 31, 2002.
/ //(6)/ Period from November 28, 2000 (date operations commenced) through
 October 31, 2002.

/ //(7)/ Period from March 1, 2001 (date operations commenced) through October
 31, 2002.




The average annual total return for the periods ending October 31, 2002 for the Institutional Class shares are as follows:

 FUND                                             1-YEAR          5-YEAR
 ----                                             ------          ------
 Balanced                                        -8.69%         -8.43/(1)/%
 Bond & Mortgage Securities                       4.76           7.03/(1)/    /
 Capital Preservation                             4.27           4.35/(2)/
 Government Securities                            5.86           7.59/(1)/
 High Quality Intermediate-Term Bond              5.56           7.77/(1)/
 High Quality Long-Term Bond                      5.81           7.89/(1)/
 High Quality Short-Term Bond                     4.29           6.60/(1)/
 International Emerging Markets                   6.03          -8.67/(1)/
 International I                                -11.60          -19.85/(1)/
 International II                               -11.58          -19.69/(3)/
 International SmallCap                          -9.85          -18.62/(1)/
 LargeCap Growth                                -17.50          -21.85/(1)/
 LargeCap S&P 500 Index                         -15.54          -17.35/(1)/
 LargeCap Value                                  -8.54          -10.82/(1)/
 MidCap Blend                                    -2.23          -5.43/(1)/
 MidCap Growth                                  -30.07          -33.24/(1)/
 MidCap S&P 400 Index                            -5.61          -8.25/(1)/
 MidCap Value                                     1.19          -2.15/(1)/
 Money Market                                     1.64           2.61/(1)/
 Partners LargeCap Blend                         -9.66          -11.14/(4)/
 Partners LargeCap Blend I                      -19.29          -20.26/(1)/   /
 Partners LargeCap Growth I                     -18.80          -23.30/(5)/
 Partners LargeCap Growth II                    -16.80          -24.28/(6)/
 Partners LargeCap Value                         -9.32          -3.91/(3)/
 Partners MidCap Blend                          -20.71          -19.73/(7)/
 Partners MidCap Growth                         -19.18          -25.37/(1)/
 Partners MidCap Value                           -0.67          -3.70/(5)/
 Partners SmallCap Growth I                     -30.34          -28.11/(5)/
 Partners SmallCap Growth II                     -8.77          -27.83/(4)/
 Partners SmallCap Value                         -2.72          -1.64/(7)/
 Preferred Securities                            3.00/(8)/
 Principal LifeTime 2010                         -3.25          -2.72/(1)/
 Principal LifeTime 2020                         -4.67          -4.46/(1)/
 Principal LifeTime 2030                         -6.63          -6.76/(1)/
 Principal LifeTime 2040                         -8.12          -7.36/(1)/
 Principal LifeTime 2050                        -10.45          -10.85/(1)/
 Principal Lifetime Strategic Income             -1.36          -0.64/(1)/    /
 Real Estate                                     10.38           8.73/(1)/
 SmallCap Blend                                  -7.34          -4.52/(1)/
 SmallCap Growth                                -30.33          -28.49/(1)/
 SmallCap S&P 600 Index                          -4.19          -5.55/(1)/
 SmallCap Value                                   4.60           2.44/(1)/



/ //(1)/ Period from February 27, 2001 (date operations commenced) through
 October 31, 2002.
/ //(2)/ Period from June15, 2001 (date operations commenced) through October
 31, 2002.
 /(3)/ Period from November 27, 2000 (date operations commenced) through October 31, 2002.
/ //(4)/ Period from November 29, 2000 (date operations commenced) through
 October 31, 2002.
/ //(5)/ Period from November 28, 2000 (date operations commenced) through
 October 31, 2002.
/ //(6)/ Period from November 30, 2000 (date operations commenced) through
 October 31, 2002.
/ //(7)/ Period from March 1, 2001 (date operations commenced) through October
 31, 2002.
/ //(8)/ Period from May 1, 2002 (date operations commenced) through October 31,
 2002.

The average annual total return (net of CDSC) for the periods ending October 31, 2002 for the Class J Shares are as follows:

 FUND                                              1-YEAR          5-YEAR
 ----                                              ------          ------
 Balanced                                         -10.50%        -9.29/(1)/%
 Bond & Mortgage Securities                         2.86          6.21/(1)/    /
 Capital Preservation                               2.24          2.62/(2)/
 Government Securities                              3.87          6.59/(1)/
 High Quality Intermediate-Term Bond                3.21          6.54/(1)/
 High Quality Long-Term Bond                        3.11          6.45/(1)/
 High Quality Short-Term Bond                       2.34          5.62/(1)/
 International Emerging Markets                     4.17         -9.44/(1)/
 International I                                  -13.41         -20.62/(1)/
 International II                                 -13.20         -18.42/(1)/
 International SmallCap                           -11.39         -19.30/(1)/
 LargeCap Growth                                  -19.22         -22.59/(1)/
 LargeCap S&P 500 Index                           -17.14         -18.11/(1)/
 LargeCap Value                                   -10.35         -11.59/(1)/
 MidCap Blend                                      -4.00         -6.26/(1)/
 MidCap Growth                                    -31.45         -33.84/(1)/
 MidCap S&P 400 Index                              -7.45         -9.15/(1)/
 MidCap Value                                      -0.74         -2.99/(1)/
 Money Market                                      -0.32          1.68/(1)/
 Partners LargeCap Blend                          -11.35         -12.87/(1)/
 Partners LargeCap Blend I                        -20.82         -20.94/(1)/   /
 Partners LargeCap Growth I                       -20.23         -20.30/(1)/
 Partners LargeCap Growth II                      -18.43         -18.52/(1)/
 Partners LargeCap Value                          -11.03         -8.14/(1)/
 Partners MidCap Blend                            -22.17         -20.36/(3)/
 Partners MidCap Growth                           -20.71         -25.98/(1)/
 Partners MidCap Value                             -2.48         -5.82/(1)/
 Partners SmallCap Growth I                       -31.59         -26.64/(1)/
 Partners SmallCap Growth II                      -10.34         -19.16/(1)/
 Partners SmallCap Value                           -4.50         -2.50/(3)/
 Principal LifeTime 2010                           -5.11         -5.20/(2)/
 Principal LifeTime 2020                           -6.50         -7.05/(2)/
 Principal LifeTime 2030                           -8.44         -9.63/(2)/
 Principal LifeTime 2040                           -9.79         -10.12/(2)/
 Principal LifeTime 2050                          -11.87         -13.93/(2)/
 Principal Lifetime Strategic Income               -3.25         -2.94/(2)/    /
 Real Estate                                        7.88          7.53/(1)/
 SmallCap Blend                                    -9.15         -5.40/(1)/
 SmallCap Growth                                  -31.59         -29.09/(1)/
 SmallCap S&P 600 Index                            -6.10         -6.41/(1)/
 SmallCap Value                                     2.66         -1.53/(1)/



/ //(//1//)/ Period beginning February 27, 2001 and ending October 31, 2002. / //(//2//)/ Period beginning June 15, 2001 and ending October 31, 2002.
/ //(3)/ Period beginning March 1, 2001 and ending October 31, 2002.



This table shows the yield as of October 31, 2002 for the following Funds:

                                         YIELD AS OF OCTOBER 31, 2002
                        --------------------------------------------------------------
                        ADVISORS  ADVISORS
                         SELECT   PREFERRED  PREFERRED  SELECT  INSTITUTIONAL
 FUND                    CLASS      CLASS      CLASS    CLASS       CLASS      CLASS J
 ----                    -----      -----      -----    -----       -----      -------
 Bond & Mortgage
 Securities              3.40%      3.61%      3.85%    3.92%       4.12%       3.19%
 Capital Preservation    2.65       2.83       3.14     3.02        3.40        2.40
 Government Securities   4.02       4.47       4.46     4.31        4.71        3.75
 High Quality
 Intermediate-Term
 Bond                    3.84       4.00       4.33     4.21        4.60        3.66
 High Quality
 Long-Term Bond          4.26       4.44       4.75     4.63        5.01        4.06
 High Quality
 Short-Term Bond         3.03       3.19       3.52     3.62        3.77        2.82

GENERAL INFORMATION


MIDCAP S&P 400 INDEX FUND, LARGECAP S&P 500 INDEX FUND AND SMALLCAP S&P 600 INDEX FUND ONLY
The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to Fund shareholders or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 Index, S&P MidCap 400 Index or S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to the Principal Life Insurance Company and the Manager is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index, S&P MidCap 400 Index and S&P SmallCap 600 Index which are determined, composed and calculated by S&P without regard to Principal Life Insurance Company, the Manager or the Funds. S&P has no obligation to take the needs of Principal Life Insurance Company, the Manager or Fund shareholders into consideration in determining, composing or calculating the S&P 500 Index, the S&P MidCap 400 Index or the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, S&P MIDCAP 400 INDEX OR S&P SMALLCAP 600 INDEX OR ANY DATA CONTAINED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PRINCIPAL LIFE INSURANCE COMPANY, THE MANAGER, FUND SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIES WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


FINANCIAL STATEMENTS


The financial statements for the Fund, except the LargeCap Blend Fund I, Partners LargeCap Growth Fund, Partners
SmallCap Blend Fund and Partners SmallCap Value Fund I, for the year ended October 31, 2002 are a part of this Statement of Additional Information. The financial statements appear in the Annual Reports to Shareholders. Reports on those statements from Ernst & Young LLP, independent auditors, are included in the Annual Report and are also a part of this Statement of Additional Information. The Annual Reports are furnished, without charge, to investors who request copies of the Statement of Additional Information.

APPENDIX A


Description of Bond Ratings:


Moody's Investors Service, Inc. Bond Ratings


Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.


A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


CONDITIONAL RATING: Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These bonds secured by a) earnings of projects under construction, b) earnings of projects unseasoned in operation experience, c) rentals which begin when facilities are completed, or d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.


RATING REFINEMENTS: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

SHORT-TERM NOTES: The four ratings of Moody's for short-term notes are MIG 1, MIG 2, MIG 3 and MIG 4; MIG 1 denotes "best quality, enjoying strong protection from established cash flows"; MIG 2 denotes "high quality" with "ample margins of protection"; MIG 3 notes are of "favorable quality...but lacking the undeniable strength of the preceding grades"; MIG 4 notes are of "adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative."


Description of Moody's Commercial Paper Ratings


Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:


Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.


Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.


Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.


Issuers rated Not Prime do not fall within any of the Prime rating categories.


Description of Standard & Poor's Corporation's Debt Ratings:


A Standard & Poor's debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.


The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.


The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.


The ratings are based, in varying degrees, on the following considerations:


I. Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;


II. Nature of and provisions of the obligation;


III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.


AAA: Debt rated "AAA" has the highest rating assigned by Standard & Poor's.
     Capacity to pay interest and repay principal is extremely strong.


AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A: Debt rated "A" has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.


BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.


BB, B, CCC, CC: Debt rated "BB", "B", "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


C: The rating "C" is reserved for income bonds on which no interest is being paid.


D: Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.


Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.


NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.


Standard & Poor's, Commercial Paper Ratings


A Standard & Poor's Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:


A: Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.


A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a "+" designation.


A-2: Capacity for timely payment on issues with this designation is strong.
     However, the relative degree of safety is not as high as for issues designated "A-1".


A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.


B: Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.


D: This rating indicates that the issue is either in default or is expected to be in default upon maturity.


The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.


Standard & Poor's rates notes with a maturity of less than three years as follows:


SP-1: A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a "+" designation.


SP-2: A satisfactory capacity to pay principal and interest.


SP-3: A speculative capacity to pay principal and interest.